     As filed with the Securities and Exchange Commission on April 29, 2002.
                                                              File Nos. 33-86642
                                                                        811-8874

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                  [ ]

                          Pre-Effective Amendment No.          [ ]
                     Post-Effective Amendment No. 15           [X]


                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                Amendment No. 16               [X]
                        (Check appropriate box or boxes)

                          VARIABLE ANNUITY ACCOUNT FOUR
               (relating to the Anchor Advisor Variable Annuity)
                           (Exact Name of Registrant)



                     AIG SunAmerica Life Assurance Company
           (doing business as Anchor National Life Insurance Company)
                               ("Anchor National")
                               (Name of Depositor)


                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000


                            Christine A. Nixon, Esq.
                                Anchor National
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

         [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485

         [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
         [ ]  on _________________ pursuant to paragraph (a) of Rule 485

                          VARIABLE ANNUITY ACCOUNT FOUR
                             CROSS REFERENCE SHEET
                              PART A - PROSPECTUS

Item Number in Form N-4                               Caption
-----------------------                               -------
1.    Cover Page...................................  Cover Page

2.    Definitions .................................  Glossary

3.    Synopsis.....................................  Highlights; Fee Tables;
                                                     Examples

4.    Condensed Financial Information..............  Appendix A - Condensed
                                                     Financial Information

5.    General Description of Registrant,
      Depositor and Portfolio Companies............  Investment Options; Other
                                                     Information

6.    Deductions and Expenses......................  Expenses

7.    General Description of
      Variable Annuity Contracts...................  The Anchor Advisor
                                                     Variable Annuity; Income
                                                     Options

8.    Annuity Period...............................  Income Options

9.    Death Benefit................................  Death Benefit

10.   Purchases and Contract Value ................  Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract

11.   Redemptions .................................  Withdrawals

12.   Taxes .......................................  Taxes

13.   Legal Proceedings ...........................  Other Information

14    Table of Contents of Statement
      of Additional Information....................  Additional Information
                                                     About the Separate Account

                             [ANCHOR ADVISOR LOGO]

                                   PROSPECTUS

                                  MAY 1, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                   in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has 32 investment choices -- a one-year DCA
To learn more about the annuity               fixed account option and the 31 Variable Portfolios listed
offered by this prospectus, you can           below. The 31 Variable Portfolios are part of the Anchor
obtain a copy of the Statement of             Series Trust ("AST"), the SunAmerica Series Trust ("SST") or
Additional Information ("SAI") dated          the Van Kampen Life Investment Trust ("VKT").
May 1, 2002. The SAI has been filed
with the Securities and Exchange              STOCKS:
Commission ("SEC") and is                         MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
incorporated by reference into this                 - Alliance Growth Portfolio                        SST
prospectus. The Table of Contents of                - Global Equities Portfolio                        SST
the SAI appears on page 21 of this                  - Growth-Income Portfolio                          SST
prospectus. For a free copy of the                MANAGED BY DAVIS ADVISORS
SAI, call us at (800) 445-SUN2 or                   - Davis Venture Value Portfolio                    SST
write to us at our Annuity Service                MANAGED BY FEDERATED INVESTORS L.P.
Center, P.O. Box 54299, Los Angeles,                - Federated Value Portfolio                        SST
California 90054-0299.                              - Telecom Utility Portfolio                        SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
In addition, the SEC maintains a                    - Goldman Sachs Research Portfolio                 SST
website (http://www.sec.gov) that                 MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
contains the SAI, materials                         - MFS Growth and Income Portfolio                  SST
incorporated by reference and other                 - MFS Mid-Cap Growth Portfolio                     SST
information filed electronically with             MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
the SEC by Anchor National.                         - International Growth and Income Portfolio        SST
                                                    - Putnam Growth Portfolio                          SST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Aggressive Growth Portfolio                      SST
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Blue Chip Growth Portfolio                       SST
GUARANTEED OR ENDORSED BY, ANY BANK.                - "Dogs" of Wall Street Portfolio                  SST
THEY ARE NOT FEDERALLY INSURED BY THE               - Growth Opportunities Portfolio                   SST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT INC.
CORPORATION, THE FEDERAL RESERVE                    - International Diversified Equities Portfolio     SST
BOARD OR ANY OTHER AGENCY.                          - Technology Portfolio                             SST
                                                    - Van Kampen LIT Comstock Portfolio, Class II
                                                      Shares                                           VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio,
                                                      Class II Shares                                  VKT
                                                    - Van Kampen LIT Growth and Income Portfolio,
                                                      Class II Shares                                  VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                       SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                    SST
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                         SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Global Bond Portfolio                            SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                  SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio            AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                        SST


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Optional EstatePlus Fee...............................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     7
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     9
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
           Van Kampen Life Investment Trust..................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    10
       Asset Allocation Rebalancing..........................    11
       Voting Rights.........................................    11
       Substitution..........................................    11
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    12
       Minimum Contract Value................................    12
 DEATH BENEFIT...............................................    12
       Option 1 - Purchase Payment Accumulation Option.......    13
       Option 2 - Maximum Anniversary Option.................    13
       EstatePlus............................................    13
       Spousal Continuation..................................    14
 EXPENSES....................................................    15
       Insurance Charges.....................................    15
       Investment Charges....................................    15
       Other Revenue.........................................    15
       Transfer Fee..........................................    15
       Optional EstatePlus Fee...............................    15
       Premium Tax...........................................    15
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    16
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    17
       Transfers During the Income Phase.....................    17
       Deferment of Payments.................................    17
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    17
       Tax Treatment of Distributions -
           Qualified Contracts...............................    18
       Minimum Distributions.................................    18
       Tax Treatment of Death Benefits.......................    18
       Contracts Owned by a Trust or Corporation.............    19
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    19
       Diversification.......................................    19
 PERFORMANCE.................................................    19
 OTHER INFORMATION...........................................    20
       Anchor National.......................................    20
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    20
       Administration........................................    20
       Legal Proceedings.....................................    20
       Ownership.............................................    21
       Custodian.............................................    21
       Additional Information................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PREMIUM TAXES.................................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where We do business. We expect the name change to be completed during 2003. To begin this process We officially changed the name in our state of domicile, Arizona. However, We continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and We are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND
  BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU
 SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND
  THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.



The Anchor Advisor Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING A ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.


DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract, call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 445-SUN2.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING


     THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE

                              RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................   None
CONTRACT MAINTENANCE CHARGE......   None
TRANSFER FEE.....................   No charge for first 15 transfers
                                    each contract year; thereafter,
                                    fee is $25 ($10 in Pennsylvania
                                    and Texas) per transfer

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge.......................  1.37%
  Distribution Expense Charge.............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.....    0.25%

                               PORTFOLIO EXPENSES


                          ANCHOR SERIES TRUST CLASS B


    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)



                                                            MANAGEMENT         SERVICE           OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          (12B-1) FEE       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           0.70%             0.15%           0.08%            0.93%
---------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    0.57%             0.15%           0.07%            0.79%
---------------------------------------------------------------------------------------------------------------------------
Growth                                                         0.67%             0.15%           0.06%            0.88%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                                              0.75%             0.15%           0.16%            1.06%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------



                        SUNAMERICA SERIES TRUST CLASS B

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED

                               JANUARY 31, 2002)



                                                            MANAGEMENT         SERVICE           OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE           (12B-1)FEE       EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              0.69%             0.15%           0.08%            0.92%
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                0.60%             0.15%           0.06%            0.81%
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                               0.59%             0.15%           0.09%            0.83%
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                            0.70%             0.15%           0.15%            1.00%
---------------------------------------------------------------------------------------------------------------------------
Cash Management                                                0.48%             0.15%           0.05%            0.68%
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 0.59%             0.15%           0.08%            0.82%
---------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            0.71%             0.15%           0.06%            0.92%
---------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          0.60%             0.15%           0.11%            0.86%
---------------------------------------------------------------------------------------------------------------------------
Federated Value                                                0.68%             0.15%           0.08%            0.91%
---------------------------------------------------------------------------------------------------------------------------
Global Bond                                                    0.68%             0.15%           0.14%            0.97%
---------------------------------------------------------------------------------------------------------------------------
Global Equities                                                0.73%             0.15%           0.17%            1.05%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                      1.20%             0.15%           0.15%            1.50%
---------------------------------------------------------------------------------------------------------------------------
Growth-Income                                                  0.53%             0.15%           0.06%            0.74%
---------------------------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                        0.75%             0.15%           0.25%            1.15%
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                0.64%             0.15%           0.09%            0.88%
---------------------------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%             0.15%           0.27%            1.42%
---------------------------------------------------------------------------------------------------------------------------
International Growth and Income                                0.95%             0.15%           0.27%            1.37%
---------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          0.70%             0.15%           0.08%            0.93%
---------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             0.75%             0.15%           0.08%            0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  0.78%             0.15%           0.06%            0.99%
---------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            0.60%             0.15%           0.07%            0.82%
---------------------------------------------------------------------------------------------------------------------------
Technology                                                     1.20%             0.15%           0.25%            1.60%
---------------------------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                             0.75%             0.15%           0.11%            1.01%
---------------------------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                       1.00%             0.15%           0.12%            1.27%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------



    (1)For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, the total annual expenses during the last fiscal year would have been: Blue Chip Growth 1.25%; Goldman Sachs Research 1.70%; and Growth Opportunities 1.31%.


    (2)Gross of custody credits of 0.01%.



                   VAN KAMPEN LIFE INVESTMENT TRUST CLASS II


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2001)



                                                 MANAGEMENT         SERVICE          OTHER        TOTAL ANNUAL
                   PORTFOLIO                         FEE          (12B-1) FEE      EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                             0.60%            0.25%           0.21%            1.06%
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                      0.70%            0.25%           0.06%            1.01%
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income                    0.60%            0.25%           0.15%            1.00%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------



     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT

            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you surrender the contract at the end of the stated period and you elect the optional EstatePlus benefit.
        (c) you do not surrender the contract and no optional features are elected.*
        (d) you do not surrender the contract and you elect the optional EstatePlus benefit.


                         PORTFOLIO                             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                 (a) $25       (a) $ 76       (a) $131       (a) $279
                                                               (b) $27       (b) $ 84       (b) $143       (b) $303
                                                               (c) $25       (c) $ 76       (c) $131       (c) $279
                                                               (d) $27       (d) $ 84       (d) $143       (d) $303
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond Portfolio                          (a) $23       (a) $ 72       (a) $124       (a) $265
                                                               (b) $26       (b) $ 80       (b) $136       (b) $290
                                                               (c) $23       (c) $ 72       (c) $124       (c) $265
                                                               (d) $26       (d) $ 80       (d) $136       (d) $290
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                               (a) $24       (a) $ 75       (a) $128       (a) $274
                                                               (b) $27       (b) $ 82       (b) $141       (b) $298
                                                               (c) $24       (c) $ 75       (c) $128       (c) $274
                                                               (d) $27       (d) $ 82       (d) $141       (d) $298
--------------------------------------------------------------------------------------------------------------------
Natural Resources Portfolio                                    (a) $26       (a) $ 80       (a) $137       (a) $291
                                                               (b) $29       (b) $ 88       (b) $149       (b) $316
                                                               (c) $26       (c) $ 80       (c) $137       (c) $291
                                                               (d) $29       (d) $ 88       (d) $149       (d) $316
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $25       (a) $ 76       (a) $130       (a) $278
                                                               (b) $27       (b) $ 84       (b) $142       (b) $302
                                                               (c) $25       (c) $ 76       (c) $130       (c) $278
                                                               (d) $27       (d) $ 84       (d) $142       (d) $302
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $24       (a) $ 73       (a) $125       (a) $267
                                                               (b) $26       (b) $ 80       (b) $137       (b) $291
                                                               (c) $24       (c) $ 73       (c) $125       (c) $267
                                                               (d) $26       (d) $ 80       (d) $137       (d) $291
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $24       (a) $ 73       (a) $126       (a) $269
                                                               (b) $26       (b) $ 81       (b) $138       (b) $293
                                                               (c) $24       (c) $ 73       (c) $126       (c) $269
                                                               (d) $26       (d) $ 81       (d) $138       (d) $293
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $26       (a) $ 78       (a) $134       (a) $286
                                                               (b) $28       (b) $ 86       (b) $146       (b) $310
                                                               (c) $26       (c) $ 78       (c) $134       (c) $286
                                                               (d) $28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $22       (a) $ 69       (a) $118       (a) $253
                                                               (b) $25       (b) $ 76       (b) $131       (b) $279
                                                               (c) $22       (c) $ 69       (c) $118       (c) $253
                                                               (d) $25       (d) $ 76       (d) $131       (d) $279
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $24       (a) $ 73       (a) $125       (a) $268
                                                               (b) $26       (b) $ 81       (b) $138       (b) $292
                                                               (c) $24       (c) $ 73       (c) $125       (c) $268
                                                               (d) $26       (d) $ 81       (d) $138       (d) $292
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $25       (a) $ 76       (a) $130       (a) $278
                                                               (b) $27       (b) $ 84       (b) $142       (b) $302
                                                               (c) $25       (c) $ 76       (c) $130       (c) $278
                                                               (d) $27       (d) $ 84       (d) $142       (d) $302
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $24       (a) $ 74       (a) $127       (a) $272
                                                               (b) $27       (b) $ 82       (b) $140       (b) $296
                                                               (c) $24       (c) $ 74       (c) $127       (c) $272
                                                               (d) $27       (d) $ 82       (d) $140       (d) $296
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $25       (a) $ 76       (a) $130       (a) $277
                                                               (b) $27       (b) $ 83       (b) $142       (b) $301
                                                               (c) $25       (c) $ 76       (c) $130       (c) $277
                                                               (d) $27       (d) $ 83       (d) $142       (d) $301
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $25       (a) $ 78       (a) $133       (a) $283
                                                               (b) $28       (b) $ 85       (b) $145       (b) $307
                                                               (c) $25       (c) $ 78       (c) $133       (c) $283
                                                               (d) $28       (d) $ 85       (d) $145       (d) $307
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $26       (a) $ 80       (a) $137       (a) $290
                                                               (b) $29       (b) $ 87       (b) $149       (b) $315
                                                               (c) $26       (c) $ 80       (c) $137       (c) $290
                                                               (d) $29       (d) $ 87       (d) $149       (d) $315
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $30       (a) $ 93       (a) $159       (a) $334
                                                               (b) $33       (b) $101       (b) $171       (b) $357
                                                               (c) $30       (c) $ 93       (c) $159       (c) $334
                                                               (d) $33       (d) $101       (d) $171       (d) $357
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $23       (a) $ 71       (a) $121       (a) $260
                                                               (b) $25       (b) $ 78       (b) $134       (b) $285
                                                               (c) $23       (c) $ 71       (c) $121       (c) $260
                                                               (d) $25       (d) $ 78       (d) $134       (d) $285
--------------------------------------------------------------------------------------------------------------------

                         PORTFOLIO                             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $27       (a) $ 83       (a) $141       (a) $300
                                                               (b) $30       (b) $ 90       (b) $154       (b) $324
                                                               (c) $27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $30       (d) $ 90       (d) $154       (d) $324
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                (a) $24       (a) $ 75       (a) $128       (a) $274
                                                               (b) $27       (b) $ 82       (b) $141       (b) $298
                                                               (c) $24       (c) $ 75       (c) $128       (c) $274
                                                               (d) $27       (d) $ 82       (d) $141       (d) $298
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $30       (a) $ 91       (a) $155       (a) $326
                                                               (b) $32       (b) $ 98       (b) $167       (b) $349
                                                               (c) $30       (c) $ 91       (c) $155       (c) $326
                                                               (d) $32       (d) $ 98       (d) $167       (d) $349
--------------------------------------------------------------------------------------------------------------------
International Growth & Income                                  (a) $29       (a) $ 89       (a) $152       (a) $321
                                                               (b) $32       (b) $ 97       (b) $164       (b) $345
                                                               (c) $29       (c) $ 89       (c) $152       (c) $321
                                                               (d) $32       (d) $ 97       (d) $164       (d) $345
--------------------------------------------------------------------------------------------------------------------
MFS Growth & Income                                            (a) $25       (a) $ 76       (a) $131       (a) $279
                                                               (b) $27       (b) $ 84       (b) $143       (b) $303
                                                               (c) $25       (c) $ 76       (c) $131       (c) $279
                                                               (d) $27       (d) $ 84       (d) $143       (d) $303
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             (a) $25       (a) $ 78       (a) $133       (a) $284
                                                               (b) $28       (b) $ 85       (b) $145       (b) $308
                                                               (c) $25       (c) $ 78       (c) $133       (c) $284
                                                               (d) $28       (d) $ 85       (d) $145       (d) $308
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $25       (a) $ 78       (a) $134       (a) $285
                                                               (b) $28       (b) $ 86       (b) $146       (b) $309
                                                               (c) $25       (c) $ 78       (c) $134       (c) $285
                                                               (d) $28       (d) $ 86       (d) $146       (d) $309
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $24       (a) $ 73       (a) $125       (a) $268
                                                               (b) $26       (b) $ 81       (b) $138       (b) $292
                                                               (c) $24       (c) $ 73       (c) $125       (c) $268
                                                               (d) $26       (d) $ 81       (d) $138       (d) $292
--------------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $31       (a) $ 96       (a) $163       (a) $343
                                                               (b) $34       (b) $104       (b) $176       (b) $366
                                                               (c) $31       (c) $ 96       (c) $163       (c) $343
                                                               (d) $34       (d) $104       (d) $176       (d) $366
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $26       (a) $ 79       (a) $135       (a) $287
                                                               (b) $28       (b) $ 86       (b) $147       (b) $311
                                                               (c) $26       (c) $ 79       (c) $135       (c) $287
                                                               (d) $28       (d) $ 86       (d) $147       (d) $311
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $28       (a) $ 87       (a) $147       (a) $312
                                                               (b) $31       (b) $ 94       (b) $160       (b) $336
                                                               (c) $28       (c) $ 87       (c) $147       (c) $312
                                                               (d) $31       (d) $ 94       (d) $160       (d) $336
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $26       (a) $ 80       (a) $137       (a) $291
                                                               (b) $29       (b) $ 88       (b) $149       (b) $316
                                                               (c) $26       (c) $ 80       (c) $137       (c) $291
                                                               (d) $29       (d) $ 88       (d) $149       (d) $316
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $26       (a) $ 79       (a) $135       (a) $287
                                                               (b) $28       (b) $ 86       (b) $147       (b) $311
                                                               (c) $26       (c) $ 79       (c) $135       (c) $287
                                                               (d) $28       (d) $ 86       (d) $147       (d) $311
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $26       (a) $ 78       (a) $134       (a) $286
                                                               (b) $28       (b) $ 86       (b) $146       (b) $310
                                                               (c) $26       (c) $ 78       (c) $134       (c) $286
                                                               (d) $28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------


         * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 1.00%; Goldman Sachs Research 1.50% and Growth Opportunities 1.15%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume an insurance charge of 1.52% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. The Examples reflect the currently applicable 12b-1 fee of 0.15%. However, if you purchased your contract prior to July 9, 2001, your Variable Portfolio shares are not subject to this fee and the expense examples shown would be lower.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The fixed account option earns interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.


Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.


In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, we refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Trusts below. Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Anchor Series and SunAmerica Series Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The 31 Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract. These investment options are not available to you if your contract was issued before December 10, 2001.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST


  MANAGED BY DAVIS ADVISORS


      - Davis Venture Value Portfolio                                        SST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                     SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Growth and Income Portfolio                                      SST
      - MFS Mid-Cap Growth Portfolio                                         SST


 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC


      - International Growth and Income Portfolio                            SST
      - Putnam Growth Portfolio                                              SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.

      - International Diversified Equities Portfolio                         SST


      - Technology Portfolio                                                 SST

      - Van Kampen LIT Comstock Portfolio, Class II Shares                   VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT

BALANCED:

  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                        SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                             SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                                SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.

      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                            SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers a one-year DCA fixed account option. The one-year DCA account provides a fixed interest rate when participating in the DCA program.

The fixed account option pays interest at a rate set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. Once established, the interest rate does not change during the specified period.

TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios. Funds already in your contract cannot be transferred into the DCA fixed account. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.



You may request transfers of your account value between the Variable Portfolios in writing or by telephone, subject to our rules. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.



We may accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the one-year DCA fixed account (source accounts) to any other Variable Portfolio (target accounts). Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. The fixed account option is not available as a target account for the DCA program.


The DCA fixed account only accepts new Purchase Payments. You cannot transfer money already in your contract into the account. If you allocate a Purchase Payment into the DCA fixed account, we transfer all your money into the Variable Portfolios over the one-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the one-year DCA fixed account based on:

     - the total amount of money allocated to the account; and
     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.


You may terminate your DCA program at any time. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.


Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION ON PAGE 14.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The term Net Purchase Payment is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payments is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.



The information below describes the death benefits on contracts issued on or after October 24, 2001:



OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION



The death benefit is the greatest of:



     1.the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2.Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or



     3.the contract value on the seventh contract anniversary, plus any Purchase
       Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.



OPTION 2 -- MAXIMUM ANNIVERSARY OPTION



The death benefit is the greatest of:



     1.the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2.Net Purchase Payments; or



     3.the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.



If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:



     - you are age 81 or older at the time of contract issue; or



     - you are age 90 or older at the time of your death.


The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the selected Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.


EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 16.


EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C

FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES


The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.



  OTHER REVENUE



We may receive compensation that ranges between 15 and 25 basis points from the investment advisers of the Underlying Funds for services related to the Underlying Funds. Such compensation will be consistent with the services rendered or the costs savings resulting from the arrangement.


INVESTMENT CHARGES

  Investment Management Fee

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

  Service Fees
Portfolio shares are subject to fees imposed under a servicing plan adopted by the Board of Trustees of the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.15% for the Anchor Series and SunAmerica Series Trusts and 0.25% for the Van Kampen Life Investment Trust, is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. See FEE TABLE on page 4. If you purchased your contract prior to July 9, 2001, your contract is not subject to this fee.


TRANSFER FEE



We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.


OPTIONAL ESTATEPLUS FEE


Please see page 14 for more information on the EstatePlus fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.


INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options maybe available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.
     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

----------------------------------------------------------------
----------------------------------------------------------------

                                      TAXES

----------------------------------------------------------------
----------------------------------------------------------------


NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth

IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.



----------------------------------------------------------------

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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").


Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA, Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA, Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp. and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the separate account are not guaranteed by Anchor National.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the dollar cost averaging may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Death Benefit Options for Contracts Issued         11
  Before October 24, 2001.....................
Taxes.........................................     13
Distribution of Contracts.....................     17
Financial Statements..........................     17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                FISCAL
                                                                 YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$35.378
                                                              (b)$35.378
        End AUV.............................................  (a)$33.909
                                                              (b)$33.891
        Ending Number of AUs................................  (a)68,173
                                                              (b)12,765
-------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.915
                                                              (b)$14.915
        End AUV.............................................  (a)$15.323
                                                              (b)$15.319
        Ending Number of AUs................................  (a)226,122
                                                              (b)43,166
-------------------------------------------------------------------------
  Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.961
                                                              (b)$27.961
        End AUV.............................................  (a)$27.233
                                                              (b)$27.215
        Ending Number of AUs................................  (a)44,182
                                                              (b)6,916
-------------------------------------------------------------------------
  Natural Resources (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.651
                                                              (b)$14.651
        End AUV.............................................  (a)$14.352
                                                              (b)$14.309
        Ending Number of AUs................................  (a)8,807
                                                              (b)1,515
-------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.970
                                                              (b)$15.970
        End AUV.............................................  (a)$13.627
                                                              (b)$13.621
        Ending Number of AUs................................  (a)21,673
                                                              (b)8,449
-------------------------------------------------------------------------
  Alliance Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$32.786
                                                              (b)$32.786
        End AUV.............................................  (a)$32.462
                                                              (b)$32.395
        Ending Number of AUs................................  (a)97,729
                                                              (b)21,106
-------------------------------------------------------------------------
  Asset Allocation (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$18.647
                                                              (b)$18.647
        End AUV.............................................  (a)$18.608
                                                              (b)$18.608
        Ending Number of AUs................................  (a)42,880
                                                              (b)14,146
-------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$7.199
                                                              (b)$7.199
        End AUV.............................................  (a)$6.701
                                                              (b)$6.695
        Ending Number of AUs................................  (a)28,297
                                                              (b)15,167
-------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL
                                                                 YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Cash Management (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.987
                                                              (b)$12.987
        End AUV.............................................  (a)$13.058
                                                              (b)$13.065
        Ending Number of AUs................................  (a)666,933
                                                              (b)35,811
-------------------------------------------------------------------------
  Corporate Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.663
                                                              (b)$13.663
        End AUV.............................................  (a)$13.972
                                                              (b)$13.952
        Ending Number of AUs................................  (a)80,015
                                                              (b)18,206
-------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$27.129
                                                              (b)$27.129
        End AUV.............................................  (a)$26.207
                                                              (b)$26.174
        Ending Number of AUs................................  (a)258,892
                                                              (b)36,023
-------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$9.376
                                                              (b)$9.376
        End AUV.............................................  (a)$9.703
                                                              (b)$9.680
        Ending Number of AUs................................  (a)32,920
                                                              (b)4,748
-------------------------------------------------------------------------
  Federated Value (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$16.876
                                                              (b)$16.876
        End AUV.............................................  (a)$16.380
                                                              (b)$16.377
        Ending Number of AUs................................  (a)45,973
                                                              (b)38,403
-------------------------------------------------------------------------
  Global Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.461
                                                              (b)$15.461
        End AUV.............................................  (a)$15.662
                                                              (b)$15.648
        Ending Number of AUs................................  (a)28,624
                                                              (b)2,007
-------------------------------------------------------------------------
  Global Equities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$17.986
                                                              (b)$17.986
        End AUV.............................................  (a)$17.477
                                                              (b)$17.447
        Ending Number of AUs................................  (a)21,337
                                                              (b)1,106
-------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$8.100
                                                              (b)$8.100
        End AUV.............................................  (a)$7.171
                                                              (b)$7.168
        Ending Number of AUs................................  (a)34,702
                                                              (b)9,127
-------------------------------------------------------------------------
  Growth-Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$28.878
                                                              (b)$28.878
        End AUV.............................................  (a)$26.800
                                                              (b)$26.794
        Ending Number of AUs................................  (a)94,647
                                                              (b)21,761
-------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL
                                                                 YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$6.256
                                                              (b)$6.256
        End AUV.............................................  (a)$5.813
                                                              (b)$5.804
        Ending Number of AUs................................  (a)24,497
                                                              (b)11,270
-------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$13.172
                                                              (b)$13.172
        End AUV.............................................  (a)$12.506
                                                              (b)$12.495
        Ending Number of AUs................................  (a)23.196
                                                              (b)5,015
-------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.125
                                                              (b)$11.125
        End AUV.............................................  (a)$10.216
                                                              (b)$10.168
        Ending Number of AUs................................  (a)47,648
                                                              (b)5,630
-------------------------------------------------------------------------
  International Growth & Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$11.372
                                                              (b)$11.372
        End AUV.............................................  (a)$10.751
                                                              (b)$10.746
        Ending Number of AUs................................  (a)75,088
                                                              (b)3,720
-------------------------------------------------------------------------
  MFS Growth & Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$20.217
                                                              (b)$20.217
        End AUV.............................................  (a)$19.217
                                                              (b)$19.204
        Ending Number of AUs................................  (a)45,559
                                                              (b)5,282
-------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.227
                                                              (b)$15.227
        End AUV.............................................  (a)$13.408
                                                              (b)$13.395
        Ending Number of AUs................................  (a)99,028
                                                              (b)13,378
-------------------------------------------------------------------------
  Putnam Growth (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$21.065
                                                              (b)$21.065
        End AUV.............................................  (a)$19.070
                                                              (b)$19.066
        Ending Number of AUs................................  (a)23,245
                                                              (b)2,950
-------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$15.626
                                                              (b)$15.626
        End AUV.............................................  (a)$15.005
                                                              (b)$15.005
        Ending Number of AUs................................  (a)107,427
                                                              (b)3,241
-------------------------------------------------------------------------
  Technology (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$4.018
                                                              (b)$4.018
        End AUV.............................................  (a)$3.450
                                                              (b)$3.451
        Ending Number of AUs................................  (a)54,460
                                                              (b)32,973
-------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

                                                                FISCAL
                                                                 YEAR
                         PORTFOLIOS                            12/31/01
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Telecom Utility (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$12.848
                                                              (b)$12.848
        End AUV.............................................  (a)$11.507
                                                              (b)$11.516
        Ending Number of AUs................................  (a)26,250
                                                              (b)2,786
-------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 7/9/01)
        Beginning AUV.......................................  (a)$14.490
                                                              (b)$14.490
        End AUV.............................................  (a)$14.301
                                                              (b)$14.287
        Ending Number of AUs................................  (a)1,808
                                                              (b)500
-------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.106
                                                              (b)--
        End AUV.............................................  (a)$10.214
                                                              (b)--
        Ending Number of AUs................................  (a)3,643
                                                              (b)--
-------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares
    (Inception Date - 12/10/01)
        Beginning AUV.......................................  (a)$10.352
                                                              (b)--
        End AUV.............................................  (a)$10.377
                                                              (b)--
        Ending Number of AUs................................  (a)1,143
                                                              (b)--
-------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares
    (Inception Date - N/A)
        Beginning AUV.......................................  (a)--
                                                              (b)--
        End AUV.............................................  (a)--
                                                              (b)--
        Ending Number of AUs................................  (a)--
                                                              (b)--
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
(a) Reflects AUV/AU without election of EstatePlus.
(b) Reflects AUV/AU with election of EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX B - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
California                                                      0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                              0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                             0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                       0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                    1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                            0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
* On the first $500,000 of contract value; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.


The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.



The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.



The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:



     1. Purchase Payment Accumulation Option



If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b.Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or



          c.The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date or for any contracts issued in the State of Washington, regardless of age) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal



          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b.Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or



          c.The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2.Maximum Anniversary Value Option -- if the continuing spouse is below age
       90 at the time of death, and:



          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:



          a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b.Continuation Net Purchase Payments; or



          c.The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:



          a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b.Net Purchase Payments received since the original issue date; or



          c.The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.


If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 All Contract       25% of earnings      40% of Continuation
  Years                                  Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

            Date:  ---------------                 Signed:  ---------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                             [ANCHOR ADVISOR LOGO]

                                   PROSPECTUS

                                  MAY 1, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                   in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has 29 investment choices -- a one-year DCA
To learn more about the annuity               fixed account option and the 28 Variable Portfolios listed
offered by this prospectus, you can           below. The 28 Variable Portfolios are part of the Anchor
obtain a copy of the Statement of             Series Trust ("AST") or the SunAmerica Series Trust ("SST").
Additional Information ("SAI") dated
May 1, 2002. The SAI has been filed           STOCKS:
with the Securities and Exchange                  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
Commission ("SEC") and is                           - Alliance Growth Portfolio                        SST
incorporated by reference into this                 - Global Equities Portfolio                        SST
prospectus. The Table of Contents of                - Growth-Income Portfolio                          SST
the SAI appears on page 21 of this                MANAGED BY DAVIS ADVISORS
prospectus. For a free copy of the                  - Davis Venture Value Portfolio                    SST
SAI, call us at (800) 445-SUN2 or                 MANAGED BY FEDERATED INVESTORS L.P.
write to us at our Annuity Service                  - Federated Value Portfolio                        SST
Center, P.O. Box 54299, Los Angeles,                - Telecom Utility                                  SST
California 90054-0299.                            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Goldman Sachs Research Portfolio                 SST
In addition, the SEC maintains a                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
website (http://www.sec.gov) that                   - MFS Growth and Income Portfolio                  SST
contains the SAI, materials                         - MFS Mid-Cap Growth Portfolio                     SST
incorporated by reference and other               MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, LLC
information filed electronically with               - International Growth and Income Portfolio        SST
the SEC by Anchor National.                         - Putnam Growth Portfolio                          SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
ANNUITIES INVOLVE RISKS, INCLUDING                  - Aggressive Growth Portfolio                      SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Blue Chip Growth Portfolio                       SST
NOT A DEPOSIT OR OBLIGATION OF, OR                  - "Dogs" of Wall Street Portfolio                  SST
GUARANTEED OR ENDORSED BY, ANY BANK.                - Growth Opportunities Portfolio                   SST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY VAN KAMPEN
FEDERAL DEPOSIT INSURANCE                           - International Diversified Equities Portfolio     SST
CORPORATION, THE FEDERAL RESERVE                    - Technology Portfolio                             SST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                    SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                       SST
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                         SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                                    - Global Bond Portfolio                            SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - High-Yield Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                  SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government and Quality Bond Portfolio            AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.
                                                    - Cash Management Portfolio                        SST


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Optional EstatePlus Fee...............................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     7
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Joint Ownership.......................................     8
       Free Look.............................................     8
       Exchange Offers.......................................     9
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
       Fixed Account Options.................................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    10
       Asset Allocation Rebalancing..........................    11
       Voting Rights.........................................    11
       Substitution..........................................    11
 WITHDRAWAL..................................................    12
       Systematic Withdrawal Program.........................    12
       Minimum Contract Value................................    12
 DEATH BENEFIT...............................................    12
       Option 1 - Purchase Payment Accumulation Option.......    13
       Option 2 - Maximum Anniversary Option.................    13
       EstatePlus............................................    13
       Spousal Continuation..................................    14
 EXPENSES....................................................    15
       Insurance Charges.....................................    15
       Investment Charges....................................    15
       Transfer Fee..........................................    15
       Optional EstatePlus Fee...............................    15
       Premium Tax...........................................    15
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    16
       Annuity Date..........................................    16
       Income Options........................................    16
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    17
       Deferment of Payments.................................    17
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    17
       Tax Treatment of Distributions -
           Qualified Contracts...............................    17
       Minimum Distributions.................................    18
       Diversification.......................................    19
 PERFORMANCE.................................................    19
 OTHER INFORMATION...........................................    19
       Anchor National.......................................    19
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    20
       Administration........................................    20
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    21
       Additional Information................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PREMIUM TAXES.................................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES SHOULD PROVIDE THE MOST APPROPRIATE PACKAGE TO MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.



Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where We do business. We expect the name change to be completed during 2003. To begin this process We officially changed the name in our state of domicile, Arizona. However, We continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and We are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.



The Anchor Advisor Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. Please see the FEE TABLE, PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.



INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
                                     THESE


    AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................   None
CONTRACT MAINTENANCE CHARGE......   None
TRANSFER FEE.....................   No charge for first 15 transfers
                                    each contract year; thereafter,
                                    fee is $25 ($10 in Pennsylvania
                                    and Texas) per transfer

  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


  Mortality and Expense Risk Charge...................  1.37%
  Distribution Expense Charge.........................  0.15%
                                                        -----
      TOTAL SEPARATE ACCOUNT EXPENSES                   1.52%
                                                        =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset
    value...........................................    0.25%

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

                                    CLASS A


    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)



                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation........................................     0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond.................................     0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth......................................................     0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
Natural Resources...........................................     0.75%           0.15%            0.90%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



                            SUNAMERICA SERIES TRUST


                                    CLASS A

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED

                               JANUARY 31, 2002)





                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income(2)                                         1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



    (1)For this portfolio, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have indirectly incurred the following expenses during the last fiscal year: Blue Chip Growth 1.16%; Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.


    (2)Gross of custody credits of 0.01%.


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period.
        (b) you elect the optional EstatePlus benefit and you surrender the contract at the end of the stated period.
        (c) you do not surrender the contract.*
        (d) you elect the optional EstatePlus benefit and you do not surrender the contract.


                         PORTFOLIO                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Capital Appreciation                                           $23       $71       (a) $122    (a) $261
                                                               (b)       (b)
                                                               $26       $78       (b) $134    (b) $286
                                                               (c)       (c)
                                                               $23       $71       (c) $122    (c) $261
                                                               (d)       (d)
                                                               $26       $78       (d) $134    (d) $286
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Government and Quality Bond                                    $22       $68       (a) $116    (a) $249
                                                               (b)       (b)
                                                               $24       $75       (b) $129    (b) $275
                                                               (c)       (c)
                                                               $22       $68       (c) $116    (c) $249
                                                               (d)       (d)
                                                               $24       $75       (d) $129    (d) $275
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Growth                                                         $23       $70       (a) $120    (a) $257
                                                               (b)       (b)
                                                               $25       $78       (b) $133    (b) $283
                                                               (c)       (c)
                                                               $23       $70       (c) $120    (c) $257
                                                               (d)       (d)
                                                               $25       $78       (d) $133    (d) $283
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Natural Resources                                              $25       $75       (a) $129    (a) $276
                                                               (b)       (b)
                                                               $27       $83       (b) $141    (b) $300
                                                               (c)       (c)
                                                               $25       $75       (c) $129    (c) $276
                                                               (d)       (d)
                                                               $27       $83       (d) $141    (d) $300
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Aggressive Growth                                              $23       $71       (a) $122    (a) $261
                                                               (b)       (b)
                                                               $26       $78       (b) $134    (b) $286
                                                               (c)       (c)
                                                               $23       $71       (c) $122    (c) $261
                                                               (d)       (d)
                                                               $26       $78       (d) $134    (d) $286
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Alliance Growth                                                $22       $68       (a) $116    (a) $250
                                                               (b)       (b)
                                                               $25       $75       (b) $129    (b) $276
                                                               (c)       (c)
                                                               $22       $68       (c) $116    (c) $250
                                                               (d)       (d)
                                                               $25       $75       (d) $129    (d) $276
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Asset Allocation                                               $22       $68       (a) $117    (a) $251
                                                               (b)       (b)
                                                               $25       $76       (b) $130    (b) $277
                                                               (c)       (c)
                                                               $22       $68       (c) $117    (c) $251
                                                               (d)       (d)
                                                               $25       $76       (d) $130    (d) $277
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Blue Chip Growth                                               $24       $74       (a) $127    (a) $271
                                                               (b)       (b)
                                                               $27       $81       (b) $139    (b) $295
                                                               (c)       (c)
                                                               $24       $74       (c) $127    (c) $271
                                                               (d)       (d)
                                                               $27       $81       (d) $139    (d) $295
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Cash Management                                                $21       $64       (a) $110    (a) $237
                                                               (b)       (b)
                                                               $23       $72       (b) $123    (b) $263
                                                               (c)       (c)
                                                               $21       $64       (c) $110    (c) $237
                                                               (d)       (d)
                                                               $23       $72       (d) $123    (d) $263
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Corporate Bond                                                 $22       $69       (a) $117    (a) $252
                                                               (b)       (b)
                                                               $25       $76       (b) $130    (b) $278
                                                               (c)       (c)
                                                               $22       $69       (c) $117    (c) $252
                                                               (d)       (d)
                                                               $25       $76       (d) $130    (d) $278
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Davis Venture Value                                            $23       $71       (a) $122    (a) $262
                                                               (b)       (b)
                                                               $26       $79       (b) $135    (b) $287
                                                               (c)       (c)
                                                               $23       $71       (c) $122    (c) $262
                                                               (d)       (d)
                                                               $26       $79       (d) $135    (d) $287
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
"Dogs" of Wall Street                                          $23       $70       (a) $119    (a) $256
                                                               (b)       (b)
                                                               $25       $77       (b) $132    (b) $282
                                                               (c)       (c)
                                                               $23       $70       (c) $119    (c) $256
                                                               (d)       (d)
                                                               $25       $77       (d) $132    (d) $282
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Federated Value                                                $23       $71       (a) $122    (a) $262
                                                               (b)       (b)
                                                               $26       $79       (b) $135    (b) $287
                                                               (c)       (c)
                                                               $23       $71       (c) $122    (c) $262
                                                               (d)       (d)
                                                               $26       $79       (d) $135    (d) $287
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Global Bond                                                    $24       $73       (a) $125    (a) $267
                                                               (b)       (b)
                                                               $26       $80       (b) $137    (b) $291
                                                               (c)       (c)
                                                               $24       $73       (c) $125    (c) $267
                                                               (d)       (d)
                                                               $26       $80       (d) $137    (d) $291
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Global Equities                                                $24       $75       (a) $128    (a) $273
                                                               (b)       (b)
                                                               $27       $82       (b) $140    (b) $297
                                                               (c)       (c)
                                                               $24       $75       (c) $128    (c) $273
                                                               (d)       (d)
                                                               $27       $82       (d) $140    (d) $297
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Goldman Sachs Research                                         $29       $89       (a) $151    (a) $319
                                                               (b)       (b)
                                                               $31       $96       (b) $163    (b) $343
                                                               (c)       (c)
                                                               $29       $89       (c) $151    (c) $319
                                                               (d)       (d)
                                                               $31       $96       (d) $163    (d) $343
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Growth-Income                                                  $21       $66       (a) $113    (a) $243
                                                               (b)       (b)
                                                               $24       $73       (b) $126    (b) $269
                                                               (c)       (c)
                                                               $21       $66       (c) $113    (c) $243
                                                               (d)       (d)
                                                               $24       $73       (d) $126    (d) $269
-------------------------------------------------------------------------------------------------------

                         PORTFOLIO                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Growth Opportunities                                           $26       $78       (a) $134    (a) $286
                                                               (b)       (b)
                                                               $28       $86       (b) $146    (b) $310
                                                               (c)       (c)
                                                               $26       $78       (c) $134    (c) $286
                                                               (d)       (d)
                                                               $28       $86       (d) $146    (d) $310
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
High-Yield Bond                                                $23       $70       (a) $119    (a) $256
                                                               (b)       (b)
                                                               $25       $77       (b) $132    (b) $282
                                                               (c)       (c)
                                                               $23       $70       (c) $119    (c) $256
                                                               (d)       (d)
                                                               $25       $77       (d) $132    (d) $282
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
International Diversified Equities                             $28       $85       (a) $145    (a) $308
                                                               (b)       (b)
                                                               $30       $93       (b) $158    (b) $332
                                                               (c)       (c)
                                                               $28       $85       (c) $145    (c) $308
                                                               (d)       (d)
                                                               $30       $93       (d) $158    (d) $332
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
International Growth and Income                                $28       $84       (a) $144    (a) $305
                                                               (b)       (b)
                                                               $30       $92       (b) $156    (b) $329
                                                               (c)       (c)
                                                               $28       $84       (c) $144    (c) $305
                                                               (d)       (d)
                                                               $30       $92       (d) $156    (d) $329
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
MFS Growth and Income                                          $23       $72       (a) $123    (a) $264
                                                               (b)       (b)
                                                               $26       $79       (b) $136    (b) $289
                                                               (c)       (c)
                                                               $23       $72       (c) $123    (c) $264
                                                               (d)       (d)
                                                               $26       $79       (d) $136    (d) $289
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
MFS Mid-Cap Growth                                             $24       $73       (a) $125    (a) $268
                                                               (b)       (b)
                                                               $26       $81       (b) $138    (b) $292
                                                               (c)       (c)
                                                               $24       $73       (c) $125    (c) $268
                                                               (d)       (d)
                                                               $26       $81       (d) $138    (d) $292
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Putnam Growth                                                  $24       $73       (a) $125    (a) $268
                                                               (b)       (b)
                                                               $26       $81       (b) $138    (b) $292
                                                               (c)       (c)
                                                               $24       $73       (c) $125    (c) $268
                                                               (d)       (d)
                                                               $26       $81       (d) $138    (d) $292
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
SunAmerica Balanced                                            $22       $68       (a) $117    (a) $251
                                                               (b)       (b)
                                                               $25       $76       (b) $130    (b) $277
                                                               (c)       (c)
                                                               $22       $68       (c) $117    (c) $251
                                                               (d)       (d)
                                                               $25       $76       (d) $130    (d) $277
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Technology                                                     $30       $92       (a) $156    (a) $329
                                                               (b)       (b)
                                                               $32       $99       (b) $168    (b) $352
                                                               (c)       (c)
                                                               $30       $92       (c) $156    (c) $329
                                                               (d)       (d)
                                                               $32       $99       (d) $168    (d) $352
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Telecom Utility                                                $24       $74       (a) $127    (a) $271
                                                               (b)       (b)
                                                               $27       $81       (b) $139    (b) $295
                                                               (c)       (c)
                                                               $24       $74       (c) $127    (c) $271
                                                               (d)       (d)
                                                               $27       $81       (d) $139    (d) $295
-------------------------------------------------------------------------------------------------------
                                                               (a)       (a)
Worldwide High Income                                          $27       $82       (a) $140    (a) $296
                                                               (b)       (b)
                                                               $29       $89       (b) $152    (b) $320
                                                               (c)       (c)
                                                               $27       $82       (c) $140    (c) $296
                                                               (d)       (d)
                                                               $29       $89       (d) $152    (d) $320
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


       * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 0.85%, Goldman Sachs Research 1.35%, and Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 28 Variable Portfolios.


The contract also offers a one-year DCA fixed account option. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to a fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.



For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.


Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.



In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.


ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:
     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

JOINT OWNERSHIP


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, use refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.


EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The contract currently offers 28 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The 28 Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.
     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST

  MANAGED BY DAVIS ADVISORS


      - Davis Venture Value Portfolio                                        SST

  MANAGED BY FEDERATED INVESTORS L.P.

      - Federated Value Portfolio                                            SST
      - Telecom Utility                                                      SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                     SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Growth and Income Portfolio                                      SST
      - MFS Mid-Cap Growth Portfolio                                         SST


 MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, LLC


      - International Growth and Income Portfolio                            SST
      - Putnam Growth Portfolio                                              SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST


  MANAGED BY VAN KAMPEN



      - International Diversified Equities Portfolio                         SST


      - Technology Portfolio                                                 SST


  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Asset Allocation Portfolio                                           SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - SunAmerica Balanced Portfolio                                        SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                             SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                                SST

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION

      - High-Yield Bond Portfolio                                            SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, INC.

      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


The contract offers a one-year DCA fixed account option. The one-year DCA account provides a fixed interest rate when participating in the DCA program.



The fixed account option pays interest at a rate set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the one-year fixed account option. Once established, the interest rate does not change during the specified period.



TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase you may transfer funds between the Variable Portfolios. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.



You may request transfers of your account value between the Variable Portfolios in writing or by telephone, subject to our rules. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.



We may accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.


Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the one-year DCA fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. The fixed account option is not available as a target account for the DCA program.



We offer the one-year DCA fixed account exclusively to facilitate this program. The DCA fixed account only accepts new Purchase Payments. You can not transfer money already in your contract into the account. If you allocate a Purchase Payment into the DCA fixed account, we transfer all your money into the Variable Portfolios over the one-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the one-year DCA fixed account based on:

     - the total amount of money allocated to the account, and
     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.


You may terminate your DCA program at any time. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occur on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                                   WITHDRAWAL
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.


Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:



     1. a certified copy of the death certificate; or



     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     3. a written statement by a medical doctor who attended the deceased at the time of death; or



     4. any other proof satisfactory to us.



We may require additional proof before we pay the death benefit.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION ON PAGE 14.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The term "Net Purchase Payment" is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payment is an on-going calculation. It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.



The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.



The information below describes the death benefits on contracts issued on or after October 24, 2001:



OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION



The death benefit is the greatest of:



     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or



     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue or for any contracts issued in the State of Washington, regardless of the issue age) plus any purchase payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION



The death benefit is the greatest of:



     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. Net Purchase Payments; or



     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.



If you are age 90 or older at the time of death and selected the Maximum Anniversary Option, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this Option if:



     - you are age 81 or older at the time of contract issue; or



     - you are age 90 or older at the time of your death.



The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.



ESTATEPLUS


EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The term "Net Purchase Payment" is used frequently in explaining the EstatePlus benefit. We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal.


To calculate the adjustment amount for a withdrawal, you first determine the percentage by which the contract value is reduced by the withdrawal, on the date of the withdrawal. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking that withdrawal. The percentage amount is then multiplied by the amount of Net Purchase Payments immediately before the withdrawal to get the adjustment amount. This amount is subtracted from the amount of Net Purchase Payment(s) immediately before the withdrawal.


If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract.

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment

Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 Years 0-10+            25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a .25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.


EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 16.


EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the

Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES


The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.



OTHER REVENUE



We may receive compensation of up to 0.25% from the investment advisers of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.


INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.



TRANSFER FEE



We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.


OPTIONAL ESTATEPLUS FEE


Please see page 13 for more information on the EstatePlus fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.


INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.


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                                      TAXES

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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401 (k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and
(9) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                                   PERFORMANCE

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----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").


Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA, Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA, Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the dollar cost averaging may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.


OWNERSHIP


The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK

233 Broadway

New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                       INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL
                                           TO           YEAR         YEAR         YEAR            YEAR
             PORTFOLIOS                 12/31/97      12/31/98     12/31/99     12/31/00        12/31/01
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 8/27/96)
        Beginning AUV...............    $  16.67     $    21.69   $    26.11   $     43.17   (a) $    39.336
                                                                                             (b) $    33.269
        End AUV.....................    $  21.69     $    26.11   $    43.17   $     39.34   (a) $    33.864
                                                                                             (b) $    33.775
        Ending Number of AUs........     573,130      1,213,172    1,886,515     2,271,452   (a)   2,269,004
                                                                                             (b)      29,640
------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
        Beginning AUV...............    $  11.47     $    12.75   $    13.70   $     13.28   (a) $    14.557
                                                                                             (b) $    14.849
        End AUV.....................    $  12.75     $    13.70   $    13.28   $     14.56   (a) $    15.330
                                                                                             (b) $    15.292
        Ending Number of AUs........     319,183      1,357,580    1,815,032     2,400,153   (a)   2,871,304
                                                                                             (b)      51,435
------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 9/12/96)
        Beginning AUV...............    $  14.31     $    20.54   $    26.09   $     32.61   (a) $    31.785
                                                                                             (b) $    26.441
        End AUV.....................    $  20.54     $    26.09   $    32.61   $     31.78   (a) $    27.208
                                                                                             (b) $    27.144
        Ending Number of AUs........     349,685        723,131    1,118,706     1,536,284   (a)   1,624,286
                                                                                             (b)      12,570
------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 9/12/96)
        Beginning AUV...............    $  11.56     $    11.01   $     8.96   $     12.50   (a) $    14.706
                                                                                             (b) $    15.450
        End AUV.....................    $  11.01     $     8.96   $    12.50   $     14.71   (a) $    14.327
                                                                                             (b) $    14.289
        Ending Number of AUs........     150,500        184,017      192,519       275,147   (a)     291,991
                                                                                             (b)         258
------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 8/29/96)
        Beginning AUV...............    $   9.26     $    11.55   $    13.36   $     24.30   (a) $    20.283
                                                                                             (b) $    17.073
        End AUV.....................    $  11.55     $    13.36   $    24.30   $     20.28   (a) $    13.648
                                                                                             (b) $    13.621
        Ending Number of AUs........     409,605        617,169    1,027,840     1,863,260   (a)   1,549,152
                                                                                             (b)       2,901
------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 9/12/96)
        Beginning AUV...............    $  16.39     $    24.71   $    37.04   $     48.56   (a) $    38.509
                                                                                             (b) $    32.000
        End AUV.....................    $  24.71     $    37.04   $    48.56   $     38.51   (a) $    32.621
                                                                                             (b) $    32.541
        Ending Number of AUs........     741,769      2,011,482    3,077,398     3,681,824   (a)   3,468,395
                                                                                             (b)      24,593
------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 9/16/96)
        Beginning AUV...............    $  13.75     $    18.06   $    18.37   $     19.81   (a) $    19.448
                                                                                             (b) $    19.178
        End AUV.....................    $  18.06     $    18.37   $    19.81   $     19.45   (a) $    18.614
                                                                                             (b) $    18.582
        Ending Number of AUs........     949,305      1,848,466    1,713,807     1,650,332   (a)   1,700,036
                                                                                             (b)       4,093
------------------------------------------------------------------------------------------------------------



                    AUV - Accumulation Unit Value


                    AU - Accumulation Units


                    (a) - Reflects AUV/AU without election of EstatePlus


                    (b) - Reflects AUV/AU with election of EstatePlus, which became available for sale on March 19, 2001

                                       INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL
                                           TO           YEAR         YEAR         YEAR            YEAR
             PORTFOLIOS                 12/31/97      12/31/98     12/31/99     12/31/00        12/31/01
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 1/24/01)
        Beginning AUV...............          --             --           --            --   (a) $     8.759
                                                                                             (b) $     8.066
        End AUV.....................          --             --           --            --   (a) $     6.692
                                                                                             (b) $     6.674
        Ending Number of AUs........          --             --           --            --   (a)      84,737
                                                                                             (b)      14,912
------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 9/5/96)
        Beginning AUV...............    $  10.95     $    11.47   $    11.87   $     12.25   (a) $    12.793
                                                                                             (b) $    12.882
        End AUV.....................    $  11.47     $    11.87   $    12.25   $     12.79   (a) $    13.062
                                                                                             (b) $    13.028
        Ending Number of AUs........     528,132      2,559,027    4,829,410    16,309,364   (a)  15,479,712
                                                                                             (b)      63,268
------------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 9/23/96)
        Beginning AUV...............    $  11.13     $    12.64   $    13.19   $     12.76   (a) $    13.190
                                                                                             (b) $    13.674
        End AUV.....................    $  12.64     $    13.19   $    12.76   $     13.20   (a) $    13.972
                                                                                             (b) $    13.933
        Ending Number of AUs........     192,290        880,027    1,120,278     1,064,255   (a)   1,282,670
                                                                                             (b)      29,323
------------------------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 8/27/96)
        Beginning AUV...............    $  14.43     $    21.76   $    24.38   $     27.88   (a) $    30.052
                                                                                             (b) $    25.322
        End AUV.....................    $  21.76     $    24.38   $    27.88   $     30.05   (a) $    26.245
                                                                                             (b) $    26.176
        Ending Number of AUs........   1,593,009      3,095,903    3,806,242     4,463,968   (a)   4,522,372
                                                                                             (b)      40,065
------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 4/1/98)
        Beginning AUV...............          --     $    10.00   $     9.82   $      8.98   (a) $     9.122
                                                                                             (b) $     9.388
        End AUV.....................          --     $     9.82   $     8.99   $      9.12   (a) $     9.692
                                                                                             (b) $     9.668
        Ending Number of AUs........          --      1,075,745    1,121,165       717,936   (a)     798,044
                                                                                             (b)       3,074
------------------------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 9/16/96)
        Beginning AUV...............    $   9.63     $    13.90   $    16.14   $     16.89   (a) $    17.029
                                                                                             (b) $    15.775
        End AUV.....................    $  13.90     $    16.14   $    16.89   $     17.03   (a) $    16.381
                                                                                             (b) $    16.335
        Ending Number of AUs........     292,403        735,956    1,055,045     1,161,002   (a)   1,377,996
                                                                                             (b)       7,643
------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 1/9/01)
        Beginning AUV...............          --             --           --            --   (a) $     9.332
                                                                                             (b) $     9.103
        End AUV.....................          --             --           --            --   (a) $     7.173
                                                                                             (b) $     7.154
        Ending Number of AUs........          --             --           --            --   (a)     179,926
                                                                                             (b)      32,029
------------------------------------------------------------------------------------------------------------
  Global Bond (Inception
    Date - 9/4/96)
        Beginning AUV...............    $  11.61     $    13.24   $    14.45   $     14.09   (a) $    15.158
                                                                                             (b) $    15.629
        End AUV.....................    $  13.24     $    14.45   $    14.09   $     15.16   (a) $    15.678
                                                                                             (b) $    15.639
        Ending Number of AUs........     220,299        399,930      391,261       419,379   (a)     426,778
                                                                                             (b)         208
------------------------------------------------------------------------------------------------------------



                    AUV - Accumulation Unit Value


                    AU - Accumulation Units


                    (a) - Reflects AUV/AU without election of EstatePlus


                    (b) - Reflects AUV/AU with election of EstatePlus, which became available for sale on March 19, 2001

                                       INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL
                                           TO           YEAR         YEAR         YEAR            YEAR
             PORTFOLIOS                 12/31/97      12/31/98     12/31/99     12/31/00        12/31/01
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 8/27/96)
        Beginning AUV...............    $  14.13     $    17.03   $    20.60   $     26.57   (a) $    21.654
                                                                                             (b) $    19.803
        End AUV.....................    $  17.03     $    20.60   $    26.57   $     21.65   (a) $    17.472
                                                                                             (b) $    17.425
        Ending Number of AUs........     342,337        657,968    1,566,813     1,474,898   (a)   1,339,247
                                                                                             (b)       4,681
------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
        Beginning AUV...............    $  14.27     $    21.77   $    28.03   $     35.91   (a) $    32.417
                                                                                             (b) $    27.698
        End AUV.....................    $  21.77     $    28.03   $    35.91   $     32.42   (a) $    26.847
                                                                                             (b) $    26.783
        Ending Number of AUs........     968,033      2,191,913    3,293,412     3,966,323   (a)   3,750,334
                                                                                             (b)      13,812
------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 1/4/01)
        Beginning AUV...............          --             --           --            --   (a) $     8.579
                                                                                             (b) $     6.988
        End AUV.....................          --             --           --            --   (a) $     5.807
                                                                                             (b) $     5.798
        Ending Number of AUs........          --             --           --            --   (a)      57,138
                                                                                             (b)       1,528
------------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 9/23/96)
        Beginning AUV...............    $  12.46     $    14.83   $    14.18   $     14.87   (a) $    13.279
                                                                                             (b) $    13.522
        End AUV.....................    $  14.83     $    14.18   $    14.87   $     13.28   (a) $    12.511
                                                                                             (b) $    12.489
        Ending Number of AUs........     542,769      1,090,941    1,161,206     1,150,554   (a)   1,205,175
                                                                                             (b)      13,903
------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 9/12/96)
        Beginning AUV...............    $  10.61     $    11.82   $    13.79   $     16.92   (a) $    13.614
                                                                                             (b) $    12.109
        End AUV.....................    $  11.82     $    13.79   $    16.92   $     13.61   (a) $    10.196
                                                                                             (b) $    10.162
        Ending Number of AUs........     874,983      1,544,767    3,129,678     2,232,319   (a)   2,962,441
                                                                                             (b)       9,943
------------------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 1/5/01)
        Beginning AUV...............          --             --           --            --   (a) $    13.980
                                                                                             (b) $    12.558
        End AUV.....................          --             --           --            --   (a) $    10.743
                                                                                             (b) $    10.713
        Ending Number of AUs........          --             --           --            --   (a)     540,811
                                                                                             (b)      12,893
------------------------------------------------------------------------------------------------------------
  MFS Growth & Income (Inception Date - 1/3/01)
        Beginning AUV...............          --             --           --            --   (a) $    23.098
                                                                                             (b) $    19.550
        End AUV.....................          --             --           --            --   (a) $    19.203
                                                                                             (b) $    19.159
        Ending Number of AUs........          --             --           --            --   (a)     194,759
                                                                                             (b)      16,776
------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 1/2/01)
        Beginning AUV...............          --             --           --            --   (a) $    16.649
                                                                                             (b) $    16.262
        End AUV.....................          --             --           --            --   (a) $    13.420
                                                                                             (b) $    13.385
        Ending Number of AUs........          --             --           --            --   (a)     337,250
                                                                                             (b)      24,177
------------------------------------------------------------------------------------------------------------



                    AUV - Accumulation Unit Value


                    AU - Accumulation Units


                    (a) - Reflects AUV/AU without election of EstatePlus


                    (b) - Reflects AUV/AU with election of EstatePlus, which became available for sale on March 19, 2001

                                       INCEPTION       FISCAL       FISCAL       FISCAL          FISCAL
                                           TO           YEAR         YEAR         YEAR            YEAR
             PORTFOLIOS                 12/31/97      12/31/98     12/31/99     12/31/00        12/31/01
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 1/4/01)
        Beginning AUV...............          --             --           --            --   (a) $    25.118
                                                                                             (b) $    22.169
        End AUV.....................          --             --           --            --   (a) $    19.097
                                                                                             (b) $    19.049
        Ending Number of AUs........          --             --           --            --   (a)      85,953
                                                                                             (b)       3,731
------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
        Beginning AUV...............    $  10.12     $    13.42   $    16.47   $     19.69   (a) $    17.561
                                                                                             (b) $    16.318
        End AUV.....................    $  13.42     $    16.47   $    19.69   $     17.56   (a) $    15.021
                                                                                             (b) $    14.988
        Ending Number of AUs........     325,748      1,400,997    2,491,907     2,948,892   (a)   2,982,720
                                                                                             (b)       7,505
------------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 1/9/01)
        Beginning AUV...............          --             --           --            --   (a) $     5.986
                                                                                             (b) $     4.505
        End AUV.....................          --             --           --            --   (a) $     3.452
                                                                                             (b) $     3.444
        Ending Number of AUs........          --             --           --            --   (a)     452,103
                                                                                             (b)       8,367
------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 9/16/96)
        Beginning AUV...............    $  10.08     $    13.42   $    15.07   $     15.11   (a) $    13.537
                                                                                             (b) $    13.611
        End AUV.....................    $  13.42     $    15.07   $    15.11   $     13.54   (a) $    11.504
                                                                                             (b) $    11.480
        Ending Number of AUs........     130,317        499,807      801,759       771,945   (a)     741,375
                                                                                             (b)         346
------------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 8/27/96)
        Beginning AUV...............    $  13.10     $    16.36   $    13.36   $     15.70   (a) $    15.005
                                                                                             (b) $    14.955
        End AUV.....................    $  16.36     $    13.36   $    15.70   $     15.00   (a) $    14.299
                                                                                             (b) $    14.278
        Ending Number of AUs........     303,039        429,041      349,619       339,059   (a)     304,989
                                                                                             (b)         803
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------



                    AUV - Accumulation Unit Value


                    AU - Accumulation Units


                    (a) - Reflects AUV/AU without election of EstatePlus


                    (b) - Reflects AUV/AU with election of EstatePlus, which became available for sale on March 19, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX B - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
California                                                       0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                     1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                             0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------



*On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option -- the death benefit is the greater of:

          a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) made from the original contract issue date including the Continuation Contribution, compounded to the date of death at a 4% annual growth rate, (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments minus withdrawals recorded after the date of death (and any fees and charges applicable to those withdrawals).

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, the death benefit is greater of:

          a. The contract value at the time we receive satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments since the Continuation Date minus withdrawals and any fees and charges applicable to those withdrawals; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments minus withdrawals and fees and charges applicable to withdrawals recorded since that contract anniversary. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive contract value only.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 Years 0-10+        25% of earnings      40% of Continuation
                                         Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED
                           ANNUITY CONTRACTS ISSUED BY

                          VARIABLE ANNUITY ACCOUNT FOUR
                        (ANCHOR ADVISOR VARIABLE ANNUITY)

                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2002 relating to the annuity contracts described above, a copy of which may be obtained without charge by calling (800) 445-SUN2 or by written request addressed to:

                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



       THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2002

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Separate Account........................................................     3

General Account.........................................................     4

Performance Data .......................................................     4

Income Payments.........................................................     8

Annuity Unit Values.....................................................     9

Taxes...................................................................    11

Distribution of Contracts...............................................    15

Financial Statements....................................................    15

                                SEPARATE ACCOUNT

      Variable Annuity Account Four was originally established by Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona, effective January 1, 1996. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.


In calculating hypothetical historical adjusted returns, for periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and Van Kampen Life Investment Trust (Trusts), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were -0.34% and -0.34%, respectively.


      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)
      where:
            SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 365/7).

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return". The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown below.

      These rates of return do not reflect election of the EstatePlus feature. The rates of return would be lower if the feature were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Trusts. If you purchased your contract before July 9, 2001, the variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to the 12b-1 service fee, and therefore, the performance figures shown would be slightly higher.

                          VARIABLE ANNUITY ACCOUNT FOUR
                             ANCHOR ADVISOR B-SHARES
                            STANDARDIZED PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                       FOR PERIOD ENDING DECEMBER 31, 2001


VARIABLE PORTFOLIO                     SA INCEP     1 YEAR       5 YEAR   SINCE SA INCEP
                                         DATE     WITH 12B-1   WITH 12B-1   WITH 12B-1
                                         ----     ----------   ----------   ----------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                   08/27/96     -14.05%       13.87%       14.01%
GOVERNMENT AND QUALITY BOND            09/16/96       5.08%        5.17%        5.47%
GROWTH                                 09/12/96     -14.51%       11.05%       12.72%
NATURAL RESOURCES                      09/12/96     - 2.71%        3.07%        3.97%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                      08/29/96     -32.83%        5.34%        7.36%
ALLIANCE GROWTH                        09/12/96     -15.31%       11.17%       13.72%
ASSET ALLOCATION                       09/16/96     - 4.42%        4.18%        5.74%
BLUE CHIP GROWTH                       01/24/01     -21.90%         N/A      - 23.58%
CORPORATE BOND                         09/23/96       5.79%        3.69%        4.25%
DAVIS VENTURE VALUE                    08/27/96     -12.81%        9.62%       11.67%
DOGS OF WALL STREET                    04/01/98       6.19%         N/A      -  0.95%
FEDERATED VALUE                        09/16/96     - 3.96%        8.65%       10.40%
GLOBAL BOND                            09/04/96       3.20%        4.96%        5.64%
GLOBAL EQUITIES                        08/27/96     -19.36%        2.92%        3.92%
GOLDMAN SACHS RESEARCH                 01/09/01     -26.43%         N/A      - 23.25%
GROWTH-INCOME                          09/06/96     -17.38%       10.04%       12.44%
GROWTH OPPORTUNITIES                   01/04/01     -34.33%         N/A      - 32.41%
HIGH-YIELD BOND                        09/23/96     - 5.92%      - 1.15%     -  0.07%
INTERNATIONAL DIVERSIFIED EQUITIES     09/12/96     -25.13%      - 2.12%     -  0.88%
INTERNATIONAL GROWTH AND INCOME        01/05/01     -23.47%         N/A      - 23.24%
MFS GROWTH AND INCOME                  01/03/01     -17.38%         N/A      - 16.93%
MFS MID-CAP GROWTH                     01/02/01     -23.88%         N/A      - 19.50%
PUTNAM GROWTH                          01/04/01     -25.44%         N/A      - 24.13%
SUNAMERICA BALANCED                    09/16/96     -14.66%        6.36%        7.56%
TECHNOLOGY                             01/09/01     -48.50%         N/A      - 42.43%
TELECOM UTILITY                        09/16/96     -15.15%        1.06%        2.38%
WORLDWIDE HIGH INCOME                  08/27/96     - 4.79%      - 0.24%        1.52%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
COMSTOCK                               10/15/01        N/A          N/A          N/A
EMERGING GROWTH                        10/15/01        N/A          N/A          N/A
GROWTH AND INCOME                      10/15/01        N/A          N/A          N/A

* This portfolio was not available for sale in this product until December 29, 2000.

** This portfolio was not available for sale in this product until December 10, 2001.

Total return figures are based on historical data and are not intended to indicate future performance.

                          VARIABLE ANNUITY ACCOUNT FOUR
                             ANCHOR ADVISOR B-SHARES
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                       FOR PERIOD ENDING DECEMBER 31, 2001


                                                                                            SINCE TRUST
                                    TRUST INCEP    1 YEAR        5 YEAR        10 YEAR        INCEP
VARIABLE PORTFOLIO                     DATE      WITH 12b-1    WITH 12b-1     WITH 12b-1    WITH 12b-1
------------------                     ----      ----------    ----------     ----------    -----------
ANCHOR SERIES TRUST
-------------------
CAPITAL APPRECIATION                 03/23/87      -14.05%        13.87%        15.81%          13.60%
GOVERNMENT AND QUALITY BOND          09/05/84        5.08%         5.17%         5.03%           7.25%
GROWTH                               09/05/84      -14.51%        11.05%        10.26%          11.76%
NATURAL RESOURCES                    01/04/88      - 2.71%         3.07%         7.29%           5.89%

SUNAMERICA SERIES TRUST
-----------------------
AGGRESSIVE GROWTH                    06/03/96      -32.83%         5.34%          N/A            5.57%
ALLIANCE GROWTH                      02/09/93      -15.31%        11.17%          N/A           14.07%
ASSET ALLOCATION                     07/01/93      - 4.42%         4.18%          N/A            7.42%
BLUE CHIP GROWTH                     07/05/00      -21.90%          N/A           N/A          -23.12%
CORPORATE BOND                       07/01/93        5.79%         3.69%          N/A            3.86%
DAVIS VENTURE VALUE                  10/28/94      -12.81%         9.62%          N/A           14.21%
DOGS OF WALL STREET                  04/01/98        6.19%         N/A            N/A           -0.95%
FEDERATED VALUE                      06/03/96      - 3.96%         8.65%          N/A            9.09%
GLOBAL BOND                          07/01/93        3.20%         4.96%          N/A            5.27%
GLOBAL EQUITIES                      02/09/93      -19.36%         2.92%          N/A            6.33%
GOLDMAN SACHS RESEARCH               07/05/00      -26.43%          N/A           N/A          -20.12%
GROWTH-INCOME                        02/09/93      -17.38%        10.04%          N/A           11.57%
GROWTH OPPORTUNITES                  07/05/00      -34.33%          N/A           N/A          -30.80%
HIGH-YIELD BOND                      02/09/93      - 5.92%        -1.15%          N/A            2.40%
INTERNATIONAL DIVERSIFIED EQUITIES   10/28/94      -25.13%        -2.12%          N/A            0.13%
INTERNATIONAL GROWTH AND INCOME      06/02/97      -23.47%          N/A           N/A            1.43%
MFS GROWTH AND INCOME                02/09/93      -17.38%          N/A           N/A            7.46%
MFS MID-CAP GROWTH                   04/01/99      -23.88%          N/A           N/A           11.12%
PUTNAM GROWTH                        02/09/93      -25.44%          N/A           N/A            7.38%
SUNAMERICA BALANCED                  06/03/96      -14.66%         6.36%          N/A            7.39%
TECHNOLOGY                           07/05/00      -48.50%          N/A           N/A          -51.12%
TELECOM UTILITY                      06/03/96      -15.15%         1.06%          N/A            2.39%
WORLDWIDE HIGH INCOME                10/28/94      - 4.79%        -0.24%          N/A            4.96%

VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------
COMSTOCK                             04/30/99      - 4.25%                        N/A            5.01%
EMERGING GROWTH                      07/03/95      -32.68%        13.78%          N/A           15.40%
GROWTH AND INCOME                    12/23/96      - 7.46%        11.50%          N/A           11.37%


      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  n
            P(1+T)  = ERV

where:
            P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

            NIF = ($11.46/$11.44)

            = 1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
                      (1/12
            1/[(1.035)     )] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

      First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

      Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

      Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES


GENERAL

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

            For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

      Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

      The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

      If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

      The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs).

Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

PARTIAL 1035 EXCHANGES

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (a)   H.R. 10 PLANS

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b)   TAX-SHELTERED ANNUITIES

            Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c)   INDIVIDUAL RETIREMENT ANNUITIES

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (d)   ROTH IRAS

            Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

      (e)   CORPORATE PENSION AND PROFIT-SHARING PLANS

            Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (f)   DEFERRED COMPENSATION PLANS - SECTION 457

            Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

            All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

      In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 -1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

            Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.


                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica, Inc. No underwriting fees are paid in connection with the distribution of the contracts.




                              FINANCIAL STATEMENTS


      The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999, and the audited financial statements of Variable Annuity Account Four at December 31, 2001, and for the years ended December 31, 2001 and 2000, are presented in this Statement of Additional Information. The consolidated financial statements of the company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts.



      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002






                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET



                                                  December 31,     December 31,
                                                          2001             2000
                                                  ------------     ------------
                                                          (In thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                 $   200,064      $   169,701
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2001, $4,607,901;
     December 2000, $4,130,570)                      4,545,075        4,007,902
   Mortgage loans                                      692,392          684,174
   Partnerships                                        451,583            8,216
   Policy loans                                        226,961          244,436
   Separate account seed money                          50,560          104,678
   Common stocks available for sale,
     at fair value (cost: December 2001,
     $1,288; December 2000, $1,001)                        861              974
   Real estate                                          20,091           24,139
   Other invested assets                               563,739           18,514
                                                   -----------      -----------

   Total investments and cash                        6,751,326        5,262,734

Variable annuity assets held in separate
   accounts                                         18,526,413       20,393,820
Accrued investment income                               65,272           57,555
Deferred acquisition costs                           1,419,498        1,286,456
Income taxes currently receivable from Parent           61,435           60,992
Other assets                                           117,644          127,921
                                                   -----------      -----------

TOTAL ASSETS                                       $26,941,588      $27,189,478
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)



                                                 December 31,       December 31,
                                                         2001               2000
                                                 ------------       ------------
                                                        (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,498,917       $  2,778,229
   Reserves for universal life insurance
     contracts                                      1,738,493          1,832,667
   Reserves for guaranteed investment
     contracts                                        483,861            610,672
   Securities lending agreements                      541,899                 --
   Modified coinsurance deposit liability              61,675             97,647
   Other liabilities                                  226,550            206,677
                                                 ------------       ------------
   Total reserves, payables and accrued
     liabilities                                    6,551,395          5,525,892
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               18,526,413         20,393,820
                                                 ------------       ------------
Subordinated notes payable to affiliates               58,814             55,119
-------------------------------------------      ------------       ------------
Deferred income taxes                                 210,970             85,978
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         925,753            493,010
   Retained earnings                                  694,004            697,730
   Accumulated other comprehensive loss               (29,272)           (65,582)
                                                 ------------       ------------
   Total shareholder's equity                       1,593,996          1,128,669
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,941,588       $ 27,189,478
                                                 ============       ============


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
Investment income                                  $ 375,213      $ 399,355      $ 516,001
                                                   ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts                          (133,647)      (140,322)      (231,929)
   Universal life insurance
     contracts                                       (81,773)       (86,263)      (102,486)
   Guaranteed investment
     contracts                                       (25,079)       (34,124)       (19,649)
   Senior indebtedness                                  (945)            --           (199)
   Subordinated notes payable
     to affiliates                                    (4,475)        (4,144)        (3,474)
                                                   ---------      ---------      ---------
   Total interest expense                           (245,919)      (264,853)      (357,737)
                                                   ---------      ---------      ---------
NET INVESTMENT INCOME                                129,294        134,502        158,264
                                                   ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES                       (92,711)       (15,177)       (19,620)
                                                   ---------      ---------      ---------
Fee income:
   Variable annuity fees                             361,877        400,495        306,417
   Net retained commissions                           47,572         62,202         51,039
   Asset management fees                              63,529         73,922         43,510
   Universal life insurance fees, net                 18,909         20,258         28,932
   Surrender charges                                  24,911         20,963         17,137
   Other fees                                         14,551         12,959          6,327
                                                   ---------      ---------      ---------
TOTAL FEE INCOME                                     531,349        590,799        453,362
                                                   ---------      ---------      ---------
GENERAL AND ADMINISTRATIVE EXPENSES                 (146,169)      (170,076)      (146,297)
                                                   ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                (220,316)      (158,007)      (116,840)
                                                   ---------      ---------      ---------
ANNUAL COMMISSIONS                                   (58,278)       (56,473)       (40,760)
                                                   ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS                    (21,606)        (1,551)          (386)
                                                   ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                 121,563        324,017        287,723
                                                   ---------      ---------      ---------
Income tax expense                                   (20,852)      (108,445)      (103,025)
                                                   ---------      ---------      ---------
NET INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                               $ 100,711      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                               (10,342)            --             --
                                                   ---------      ---------      ---------
NET INCOME                                         $  90,369      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)




                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses)
       on debt and equity securities
       available for sale identified
       in the current period (net of
       income tax benefit of $3,646,
       income tax expense of $20,444
       and income tax benefit of $63,900
       for 2001, 2000 and 1999, respectively)      $  (6,772)     $  37,968      $(118,669)

     Less reclassification adjustment
       for net realized losses included in net
       income (net of income tax benefit
       of $22,422, $4,848 and $4,165 for
       2001, 2000 and 1999, respectively)             41,640          9,003          7,735

CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                                 1,389             --             --

Net change related to cash flow hedges
   (net of income tax expense of $28
   for 2001)                                              53             --             --
                                                   ---------      ---------      ---------
OTHER COMPREHENSIVE INCOME (LOSS)                     36,310         46,971       (110,934)
                                                   ---------      ---------      ---------
COMPREHENSIVE INCOME                               $ 126,679      $ 262,543      $  73,764
                                                   =========      =========      =========


           See accompanying notes to consolidated financial statements



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                        Years Ended December 31,
                                                            ---------------------------------------------
                                                                   2001             2000             1999
                                                            -----------      -----------      -----------
                                                                            (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
   Net income                                               $    90,369      $   215,572      $   184,698
   Adjustments to reconcile net income to net
     cash provided by operating activities:
     Cumulative effect of accounting change,
        net of tax                                               10,342               --               --
     Interest credited to:
        Fixed annuity contracts                                 133,647          140,322          231,929
        Universal life insurance contracts                       81,773           86,263          102,486
        Guaranteed investment contracts                          25,079           34,124           19,649
     Net realized investment losses                              92,711           15,177           19,620
     Amortization (accretion) of net
        premiums (discounts) on investments                       4,554           (2,198)         (18,343)
     Universal life insurance fees                              (18,909)         (20,258)         (28,932)
     Amortization of goodwill                                     1,452            1,455              776
     Provision for deferred income taxes                        126,010          114,127         (100,013)
     Change in:
        Accrued investment income                                (7,717)           3,029            9,155
        Deferred acquisition costs                              (97,947)        (171,500)        (184,507)
        Other assets                                             15,042          (16,628)          (5,661)
        Income taxes currently
        receivable/payable from Parent                              106          (84,482)          12,367
        Due from/to affiliates                                  (68,844)          27,763           27,381
        Other liabilities                                         9,697          (40,283)          22,123
     Other, net                                                    (770)          10,799           (2,992)
                                                            -----------      -----------      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       396,595          313,282          289,736
                                                            -----------      -----------      -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock             (2,178,830)        (881,647)      (4,130,682)
     Mortgage loans                                             (70,295)        (144,303)        (331,398)
     Other investments, excluding short-term
        investments                                             (27,413)         (66,722)        (227,268)
   Sales of:
     Bonds, notes and redeemable preferred stock              1,087,090          468,221        2,660,931
     Other investments, excluding short-term
        investments                                               3,527           60,538           65,395
   Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock                549,638          429,347        1,274,764
     Mortgage loans                                              63,960          136,277           46,760
     Other investments, excluding short-term
        investments                                              78,555          122,195           21,256
     Net cash and short-term investments transferred
        to affiliates in assumption reinsurance
        transaction with MBL Life Assurance Corporation              --           (3,314)        (371,634)
                                                            -----------      -----------      -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES         (493,768)         120,592         (991,876)
                                                            -----------      -----------      -----------


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)



                                                                    Years Ended December 31,
                                                        ---------------------------------------------
                                                               2001             2000             1999
                                                        -----------      -----------      -----------
                                                                        (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposit and premium receipts on:
     Fixed annuity contracts                            $ 2,280,498      $ 1,764,600      $ 2,016,851
     Universal life insurance contracts                      52,469           58,738           78,864
     Guaranteed investment contracts                         40,000          350,000               --
   Net exchanges from the fixed accounts
     of variable annuity contracts                       (1,368,527)      (1,994,710)      (1,821,324)
   Withdrawal payments on:
     Fixed annuity contracts                               (315,794)        (320,778)      (2,232,374)
     Universal life insurance contracts                     (55,361)        (145,067)         (81,634)
     Guaranteed investment contracts                       (191,919)         (78,312)         (19,742)
   Claims and annuity payments on:
     Fixed annuity contracts                                (52,685)        (114,761)         (46,578)
     Universal life insurance contracts                    (146,998)        (118,302)        (158,043)
   Net receipts from (repayments of)
     other short-term financings                             15,920          (33,689)          40,924
   Net receipts (payments) related to a
     modified coinsurance transaction                       (35,972)         (43,110)         140,757
   Net receipts from issuances of subordinated
     notes payable to affiliate                                  --           17,303               --
   Capital contributions received                                --               --          114,400
   Return of capital by Parent                                   --               --         (170,500)
   Dividends paid to Parent                                 (94,095)         (69,000)              --
                                                        -----------      -----------      -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES         127,536         (727,088)      (2,138,399)
                                                        -----------      -----------      -----------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                                30,363         (293,214)      (2,840,539)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                   169,701          462,915        3,303,454
                                                        -----------      -----------      -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $   200,064      $   169,701      $   462,915
                                                        ===========      ===========      ===========
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness                        $     1,725      $     1,841      $     3,787
                                                        ===========      ===========      ===========
   Net income taxes received from (paid to) Parent      $   120,504      $   (78,796)     $  (190,126)
                                                        ===========      ===========      ===========


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

        AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company), including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal Alliance"), a wholly owned subsidiary of the Company.

        The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships that are invested in real estate and fixed-income securities are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or net realizable value. Common stock is carried at fair value. Other invested assets consist of invested collateral with respect to the Company's securities lending program, collateralized bond obligations





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        and investments in mutual funds for the Company's asset management operations.

        The Company lends its securities and primarily takes cash as collateral with respect to the securities lent. This collateral is an amount in excess of the fair value of the securities lent. Collateral received that is other than cash also exceeds the fair value of the securities lent. The Company monitors daily the market value of securities that are on loan relative to the fair value of collateral held and obtains additional collateral when necessary. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the consolidated statement of income and comprehensive income.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets into fixed-rate instruments. At December 31, 2001, the Company had one outstanding Swap Agreement subject to the provisions of SFAS 133 (see "Recently Issued Accounting Standards") with a notional principal of $97,000,000 which matures in June 2002. This agreement effectively converts a $97,000,000 floating rate commercial mortgage to a fixed rate instrument. The agreement has been designated as a cash flow hedge and accordingly, the market value of the Swap Agreement, $2,218,000, has been recorded as an asset in the Company's consolidated balance sheet as of December 31, 2001. Changes in the market value of this Swap Agreement, net of taxes, are recognized as a component of other comprehensive income. There was no inefficiency associated with this Swap Agreement at adoption or in the year ended December 31, 2001.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $359,162,000 and $362,085,000 for the years ended December 31, 2001 and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $16,000,000 and $21,800,000 at December 31, 2001 and 2000, respectively, for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill amounted to $20,150,000 (including accumulated amortization of $19,852,000) and $21,604,000 (including accumulated amortization of $18,101,000) at December 31, 2001 and 2000, respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for discussion of future accounting for goodwill effective January 1, 2002.

        RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $10,342,000 ($15,910,000 before tax).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        As of December 31, 2001, the Company recorded $20,150,000 million of goodwill on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its results of operations and financial condition will not be significant.

        In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144 "Accounting for the Impairment and Disposal of Long-Lived Assets" ("SFAS 144"). SFAS 144 eliminates the exception to consolidation for a subsidiary for which control is likely to be temporary. As a result, this standard may impact the Company's financial statements with respect to SA Affordable Housing LLC's ownership interests in limited partnerships (see Note 9). SFAS 144 is effective for the year commencing January 1, 2002. The Company is currently evaluating the provisions of SFAS 144, and has not yet determined the impact on the Company's consolidated balance sheet or its consolidated results of operations.

    3.  ACQUISITIONS

        Pursuant to AIG's acquisition of American General Financial Group in 2001, American General's North American Funds were merged with SunAmerica Mutual Funds. The merger of these funds increased the Company's assets under management by approximately $1,329,000,000.

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $83,737,000 at December 31, 2001, after adjustment for the transfer of the New York





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



3.      ACQUISITIONS (Continued)

        business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2001, 2000 and 1999 include the impact of the Acquisition.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $52,093,000 and $58,329,000 on January 1, 2000 and June 30, 2001,
        respectively, and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2001, the remaining enhancement reserve for such payments totaled $100,834,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $   24,279     $   24,069
        Mortgage-backed securities           1,532,155      1,543,175
        Securities of public utilities         223,006        222,815
        Corporate bonds and notes            2,059,160      2,002,981
        Redeemable preferred stocks             21,515         21,515
        Other debt securities                  747,786        730,520
                                            ----------     ----------
          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $   19,164     $   18,868
        Mortgage-backed securities           1,651,581      1,636,304
        Securities of public utilities         154,076        151,209
        Corporate bonds and notes            1,426,845      1,329,001
        Redeemable preferred stocks              1,375          1,375
        Other debt securities                  877,529        871,145
                                            ----------     ----------
          Total                             $4,130,570     $4,007,902
                                            ==========     ==========

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2001, follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        Due in one year or less             $   93,363     $   94,251
        Due after one year through
          five years                         1,122,253      1,110,755
        Due after five years through
          ten years                          1,371,336      1,321,277
        Due after ten years                    488,794        475,617
        Mortgage-backed securities           1,532,155      1,543,175
                                            ----------     ----------

          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                Gross         Gross
                                           Unrealized    Unrealized
                                                Gains        Losses
                                           ----------    ----------
                                                (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $     105     $    (315)
        Mortgage-backed securities             16,573        (5,553)
        Securities of public utilities          1,885        (2,076)
        Corporate bonds and notes              21,540       (77,719)
        Other debt securities                   6,226       (23,492)
                                            ---------     ---------
          Total                             $  46,329     $(109,155)
                                            =========     =========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $      17     $    (313)
        Mortgage-backed securities             10,000       (25,277)
        Securities of public utilities            267        (3,134)
        Corporate bonds and notes              12,682      (110,526)
        Other debt securities                  11,482       (17,866)
                                            ---------     ---------
          Total                             $  34,448     $(157,116)
                                            =========     =========

        Gross unrealized gains on equity securities aggregated $12,000 at December 31, 2001 and $18,000 at December 31, 2000. Gross unrealized losses on equity securities aggregated $439,000 at December 31, 2001 and $45,000 at December 31, 2000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $  34,026      $   9,608      $   8,333
          Realized losses                 (25,258)        (5,573)       (26,113)
        MORTGAGE LOANS:
          Realized losses                      --           (276)            --

        COMMON STOCKS:
          Realized gains                      164            610          4,239
          Realized losses                      --             --            (11)

        OTHER INVESTMENTS:
          Realized gains                       --          1,091             --
          Realized losses                    (685)            --             --

        IMPAIRMENT WRITEDOWNS            (100,958)       (20,637)        (6,068)
                                        ---------      ---------      ---------
          Total net realized
          investment losses             $ (92,711)     $ (15,177)     $ (19,620)
                                        =========      =========      =========

        The sources and related amounts of investment income (losses) are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   9,430      $  21,683      $  61,764
        Bonds, notes and redeemable
          preferred stocks                285,668        290,157        348,373
        Mortgage loans                     58,262         60,608         47,480
        Partnerships                       13,905          7,031          6,631
        Policy loans                       18,218         20,200         22,284
        Common stocks                           2             --              7
        Real estate                          (272)           121           (525)
        Other invested assets              (5,038)         6,668         35,939
        Less: investment expenses          (4,962)        (7,113)        (5,952)
                                        ---------      ---------      ---------
        Total investment income         $ 375,213      $ 399,355      $ 516,001
                                        =========      =========      =========




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.      INVESTMENTS (Continued)

        At December 31, 2001, no investments in any one entity or its affiliates exceeded 10% of the Company's consolidated shareholder's equity.

        At December 31, 2001, bonds, notes and redeemable preferred stocks included $215,528,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 35 industries with 20% of these assets concentrated in telecommunications and 10% concentrated in airlines. No other industry concentration constituted more than 6% of these assets.

        At December 31, 2001, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 30% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 9% of the portfolio was secured by properties in any other single state.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $12,060,000 ($9,824,000 of bonds and $2,236,000 of mortgage loans).

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2001, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $30,954,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The net interest received or paid on the asset Swap Agreement is included in Investment Income, while the net interest received or paid on the liability Swap Agreement is included in Interest Expense in the Consolidated Statement of Income and Comprehensive Income. The total net interest received (paid) amounted to $2,599,000 for the year ended December 31, 2001, $43,000 for the year ended December 31, 2000 and $(215,000) for the year ended December 31, 1999.

        At December 31, 2001, $8,635,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.







                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values, are as follows:

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                        (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   200,064     $   200,064
          Bonds, notes and redeemable
             preferred stocks                        4,545,075       4,545,075
          Mortgage loans                               692,392         732,393
          Policy loans                                 226,961         226,961
          Separate account seed money                   50,560          50,560
          Common stocks                                    861             861
          Partnerships                                   8,214           7,527
          Variable annuity assets held in
             separate accounts                      18,526,413      18,526,413

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 3,498,917     $ 3,439,727
          Reserves for guaranteed investment
             contracts                                 483,861         490,718
          Variable annuity liabilities related
             to separate accounts                   18,526,413      18,526,413
          Subordinated notes payable to
             affiliates                                 58,814          62,273





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   169,701     $   169,701
          Bonds, notes and redeemable
             preferred stocks                        4,007,902       4,007,902
          Mortgage loans                               684,174         711,543
          Policy loans                                 244,436         244,436
          Separate account seed money                  104,678         104,678
          Common stocks                                    974             974
          Partnerships                                   8,216           9,915
          Variable annuity assets held in
             separate accounts                      20,393,820      20,393,820

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 2,778,229     $ 2,618,719
          Reserves for guaranteed investment
             contracts                                 610,672         610,672
          Variable annuity liabilities related
             to separate accounts                   20,393,820      20,393,820
          Subordinated notes payable to
             affiliates                                 55,119          57,774

6.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001, and require principal payments of $21,500,000 in 2002, $20,400,000 in 2003, $3,000,000 in 2004 and $7,560,000 in 2005.
        The $6,354,000 of accrued interest was paid by the Company in January and February 2002.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7.      REINSURANCE

        With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If a policyholder death benefit notification is received and the assets in the respective policyholder separate accounts are insufficient to fund the required minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 27% of the liabilities as of December 31, 2001. During January 2002, the Company entered into additional reinsurance agreements which significantly limited its exposure for certain contracts entered into in 2001 through 2003.

        Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2001.

        The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $3,781,000 was taken against the life insurance reserves.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $6,909,000 for the year ended December 31, 2001, $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is reported as a component of General and Administrative Expenses in the Consolidated Statement of Income and Comprehensive Income.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2001 is $1,031,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $497,850,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

        In the ordinary course of business, the Company is obligated to purchase approximately $46,000,000 of asset backed securities as of December 31, 2001.

        The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $240,158,000 as of December 31, 2001, of various mortgage-backed securities at par value in March 2006. At the present time, management does not anticipate any material losses with respect to this agreement.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company, with the potential exception of McMurdie et al. v. SunAmerica et al., Case No. BC 194082. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2001 and 2000, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                 Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                    (In thousands)
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balances                            $ 493,010      $ 493,010      $ 378,674
          Reclassification of note by Parent                   --             --        170,436
          Return of capital                                    --             --       (170,500)
          Capital contributions received                       --             --        114,250
          Contribution of partnership investment               --             --            150
          Contribution of subsidiary by Parent            432,743             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 925,753      $ 493,010      $ 493,010
                                                        =========      =========      =========

        RETAINED EARNINGS:
          Beginning balances                            $ 697,730      $ 551,158      $ 366,460
          Net income                                       90,369        215,572        184,698
          Dividends paid to Parent                        (94,095)       (69,000)            --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 694,004      $ 697,730      $ 551,158
                                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE LOSS:
             Beginning balances                         $ (65,582)     $(112,553)     $  (1,619)
             Change in net unrealized
                gains (losses) on debt
                securities available for sale              59,842         79,891       (198,659)
             Change in net unrealized
                gains (losses) on equity
                securities available for sale                (400)           (27)           (10)
             Change in adjustment to deferred
                acquisition costs                          (5,800)        (7,600)        28,000
             Tax effects of net changes                   (18,774)       (25,293)        59,735
             Cumulative effect of accounting
                change, net of tax                          1,389             --             --
             Net change related to cash flow hedges            53             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ (29,272)     $ (65,582)     $(112,553)
                                                        =========      =========      =========

        On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. All of SAAH LLC's ownership interests were subsequently contributed by the Company to SunAmerica Asset Management. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SunAmerica Asset Management. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



9.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2002 without prior approval. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1,
        2000, respectively. No dividends were paid in the year ended December 31, 1999.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2001 totaled $122,322,000. The Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The Company's statutory capital and surplus totaled approximately $1,009,267,000 at December 31, 2001 and $719,946,000 at December 31, 2000.

        In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification") which replaced the NAIC's previous primary guidance on statutory accounting, which became effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The adoption of Codification resulted in an increase to the Company's statutory surplus of approximately $92,402,000.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net Realized
                                         Investment
                                     Gains (Losses)     Operations          Total
                                     --------------     ----------      ---------
                                                      (In thousands)
        YEAR ENDED DECEMBER 31, 2001:

        Currently payable                 $ (18,317)     $ (86,841)     $(105,158)
        Deferred                            (17,180)       143,190        126,010
                                          ---------      ---------      ---------
          Total income tax expense
          (benefit)                       $ (35,497)     $  56,349      $  20,852
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 2000:

        Currently payable                 $   2,791      $  (8,473)     $  (5,682)
        Deferred                             (8,103)       122,230        114,127
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (5,312)     $ 113,757      $ 108,445
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 1999:

        Currently payable                 $   6,846      $ 196,192      $ 203,038
        Deferred                            (13,713)       (86,300)      (100,013)
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (6,867)     $ 109,892      $ 103,025
                                          =========      =========      =========









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                           Years Ended December 31,
                                                  ---------------------------------------
                                                       2001           2000           1999
                                                  ---------      ---------      ---------
                                                              (In thousands)
        Amount computed at statutory rate         $  42,547      $ 113,406      $ 100,703
        Increases (decreases) resulting from:
          Amortization of differences
             between book and tax
             bases of net assets acquired               613            597            609
          State income taxes, net of
             federal tax benefit                      4,072          9,718          7,231
          Dividends received deduction              (13,406)       (10,900)        (3,618)
          Tax credits                               (16,758)        (2,382)        (1,346)
          Other, net                                  3,784         (1,994)          (554)
                                                  ---------      ---------      ---------
          Total income tax expense                $  20,852      $ 108,445      $ 103,025
                                                  =========      =========      =========

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2001. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                  December 31,   December 31,
                                                          2001           2000
                                                  ------------   ------------
                                                         (In thousands)
        DEFERRED TAX LIABILITIES:
        Investments                                  $      --      $  18,738
        Deferred acquisition costs                     425,208        317,995
        State income taxes                               5,978          9,640
        Other liabilities                               24,247         55,101
                                                     ---------      ---------
        Total deferred tax liabilities                 455,433        401,474
                                                     ---------      ---------

        DEFERRED TAX ASSETS:
        Investments                                  $ (23,194)     $      --
        Contractholder reserves                       (184,890)      (247,591)
        Guaranty fund assessments                       (3,629)        (3,610)
        Deferred income                                (16,211)       (28,982)
        Net unrealized losses on debt and equity
          securities available for sale                (16,539)       (35,313)
                                                     ---------      ---------
        Total deferred tax assets                     (244,463)      (315,496)
                                                     ---------      ---------
        Deferred income taxes                        $ 210,970      $  85,978
                                                     =========      =========

11.     RELATED-PARTY MATTERS

        The Company pays commissions to six affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co., Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $40,567,000 in the year ended December 31, 2001, $44,584,000 in the year ended December 31, 2000 and $37,435,000 in the year ended December 31, 1999. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's variable annuity products, amounting to approximately 26.0%, 33.8% and 35.6% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3%, 33.6% and 37.9% were distributed by these affiliated broker-dealers for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $130,178,000 for the year ended December 31, 2001, $132,034,000 for the year ended December 31, 2000 and $105,059,000 for the year ended December 31, 1999. The marketing component of such costs during these periods amounted to $68,757,000, $61,954,000 and $53,385,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



11.     RELATED-PARTY MATTERS (Continued)

        During the year ended December 31, 2001, the Company paid $219,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2).

        During the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica. Under the terms of this agreement, the Company has immediate access of up to $500 million. Any advances made under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2001.

        Also, during the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica whereby SunAmerica has the right to borrow up to $500 million from the Company. Any advances made by the Company under this agreement must be repaid to the Company within 30 days. As of December 31, 2001, $75 million was due to the Company under this agreement. This receivable was collected in January 2002 and is included in other assets in the consolidated balance sheet.

        At December 31, 2001 and 2000, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 2001, the Company made no purchases or sales of invested assets to or from the Parent or its affiliates.

        During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 3).

        During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

        During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 3). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS

        The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

        Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 12.2% of sales in the year ended December 31, 2001, 16.9% of sales in the year ended December 31, 2000 and 12.0% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% or more of sales for any such period. There was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2001:

        Investment income              $    359,655      $     14,988      $        570      $    375,213
        Interest expense                   (241,444)           (4,115)             (360)         (245,919)
                                       ------------      ------------      ------------      ------------
        Net investment income               118,211            10,873               210           129,294
        Net realized investment
          losses                            (59,784)          (32,927)               --           (92,711)

        Variable annuity fees               350,378            11,499                --           361,877
        Net retained commissions                 --             2,210            45,362            47,572
        Asset management fees                    --            63,529                --            63,529
        Universal life insurance
          fees, net                          18,909                --                --            18,909
        Surrender charges                    24,911                --                --            24,911
        Other fees, net                       3,626             9,350             1,575            14,551
                                       ------------      ------------      ------------      ------------
        Total fee income                    397,824            86,588            46,937           531,349

        General and administrative
          expenses                          (89,253)          (27,430)          (29,486)         (146,169)

        Amortization of deferred
          acquisition costs                (144,273)          (76,043)               --          (220,316)

        Annual commissions                  (58,278)               --                --           (58,278)

        Guaranteed minimum
          death benefits                    (21,606)               --                --           (21,606)
                                       ------------      ------------      ------------      ------------

        Pretax income (loss)
          before cumulative
          effect of accounting
          change                       $    142,841      $    (38,939)     $     17,661      $    121,563
                                       ============      ============      ============      ============
        Total assets                   $ 26,208,762      $    659,876      $     72,950      $ 26,941,588
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        614      $        608      $      1,222
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2000:

        Investment income              $    388,368      $      9,800      $      1,187      $    399,355
        Interest expense                   (260,709)           (3,784)             (360)         (264,853)
                                       ------------      ------------      ------------      ------------
        Net investment income               127,659             6,016               827           134,502
        Net realized investment
          losses                            (15,177)               --                --           (15,177)

        Variable annuity fees               385,436            15,059                --           400,495
        Net retained commissions                 --             3,878            58,324            62,202
        Asset management fees                    --            73,922                --            73,922
        Universal life insurance
          fees, net                          20,258                --                --            20,258
        Surrender charges                    20,963                --                --            20,963
        Other fees, net                       3,832             6,708             2,419            12,959
                                       ------------      ------------      ------------      ------------
        Total fee income                    430,489            99,567            60,743           590,799

        General and administrative
          expenses                         (101,912)          (36,106)          (32,058)         (170,076)

        Amortization of deferred           (125,035)          (32,972)               --          (158,007)
          acquisition costs

        Annual commissions                  (56,473)               --                --           (56,473)

        Guaranteed minimum
          death benefits                     (1,551)               --                --            (1,551)
                                       ------------      ------------      ------------      ------------
        Pretax income before
          cumulative effect of
          accounting change            $    258,000      $     36,505      $     29,512      $    324,017
                                       ============      ============      ============      ============
        Total assets                   $ 26,908,888      $    199,075      $     81,515      $ 27,189,478
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        454      $      1,600      $      2,054
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 1999:

        Investment income              $    505,962      $      9,072      $        967      $    516,001
        Interest expense                   (354,263)           (3,085)             (389)         (357,737)
                                       ------------      ------------      ------------      ------------
        Net investment income               151,699             5,987               578           158,264
        Net realized investment
          losses                            (19,620)               --                --           (19,620)

        Variable annuity fees               296,112            10,305                --           306,417
        Net retained commissions                 --             2,012            49,027            51,039
        Asset management fees                    --            43,510                --            43,510
        Universal life insurance
          fees, net                          28,932                --                --            28,932
        Surrender charges                    17,137                --                --            17,137
        Other fees, net                       2,139             4,804              (616)            6,327
                                       ------------      ------------      ------------      ------------

        Total fee income                    344,320            60,631            48,411           453,362

        General and administrative
          expenses                          (93,921)          (23,998)          (28,378)         (146,297)

        Amortization of deferred
          acquisition costs                 (94,910)          (21,930)               --          (116,840)

        Annual commissions                  (40,760)               --                --           (40,760)

        Guaranteed minimum
          death benefits                       (386)               --                --              (386)
                                       ------------      ------------      ------------      ------------

        Pretax income before
          cumulative effect of
          accounting change            $    246,422      $     20,690      $     20,611      $    287,723
                                       ============      ============      ============      ============
        Total assets                   $ 26,649,310      $    150,966      $     74,218      $ 26,874,494
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $      2,271      $      2,728      $      4,999
                                       ============      ============      ============      ============







13.     SUBSEQUENT EVENT

               The Company has declared a distribution to its Parent, effective January 1, 2002, of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corporation ("Saamsun"). This distribution was declared subject to the approval of the Arizona Department of Insurance. In the opinion of management, subsequent to such distribution, the Company's capital and surplus will remain more than sufficient in relation to its outstanding liabilities and more than adequate relative to its financial needs, and will exceed its risk-based capital requirements by a considerable margin.

               Saamsun is comprised of the Company's asset management and broker-dealer segments. If approved, such distribution would have a material effect upon the Company's shareholders equity, reducing it by approximately $550 million in 2002. Partnerships would be reduced by approximately $440 million. Pretax income in future periods would be reduced by the earnings of the Company's asset management and broker-dealer operations, which, on a combined basis, total $35.5 million, $74.7 million, and $50.8 million for 2001, 2000, and 1999, respectively.

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Four

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at December 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California

March 25, 2002

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                            Government
                                                 Capital           and                    Natural    Aggressive       Alliance
                                            Appreciation  Quality Bond        Growth    Resources        Growth         Growth
                                               Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                            ----------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                     $ 77,836,364  $ 44,802,958  $ 44,535,735  $ 4,189,420  $          0  $           0
     Investments in SunAmerica Series
        Trust, at market value                         0             0             0            0    21,189,461    113,942,816

Liabilities                                            0             0             0            0             0              0
                                            ----------------------------------------------------------------------------------

Net Assets                                  $ 77,836,364  $ 44,802,958  $ 44,535,735  $ 4,189,420  $ 21,189,461  $ 113,942,816
                                            ==================================================================================

Accumulation units outstanding                 2,298,644     2,922,739     1,636,856      292,249     1,552,053      3,492,988
                                            ==================================================================================

Series without enhanced death benefit:

     Net Assets                             $ 76,835,220  $ 44,016,415  $ 44,194,555  $ 4,185,729  $ 21,149,950  $ 113,142,523

     Accumulation units outstanding            2,269,004     2,871,304     1,624,286      291,991     1,549,152      3,468,395

     Unit value of accumulation units       $      33.86  $      15.33  $      27.21  $     14.33  $      13.65  $       32.62

Series with enhanced death benefit:

     Net Assets                             $  1,001,144  $    786,543  $    341,180  $     3,691  $     39,511  $     800,293

     Accumulation units outstanding               29,640        51,435        12,570          258         2,901         24,593

     Unit value of accumulation units       $      33.77  $      15.29  $      27.14  $     14.29  $      13.62  $       32.54

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                   Asset     Blue Chip          Cash    Corporate Davis Venture    "Dogs" of
                                              Allocation        Growth    Management         Bond         Value  Wall Street
                                               Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                            --------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                     $          0  $          0  $          0  $         0  $          0  $         0
     Investments in SunAmerica Series
        Trust, at market value                31,720,512       667,152   203,021,245   18,330,668   119,738,566    7,764,938

Liabilities                                            0             0             0            0             0            0
                                            --------------------------------------------------------------------------------

Net Assets                                  $ 31,720,512  $    667,152  $203,021,245  $18,330,668  $119,738,566  $ 7,764,938
                                            ================================================================================

Accumulation units outstanding                 1,704,129        99,649    15,542,980    1,311,993     4,562,437      801,118
                                            ================================================================================

Series without enhanced death benefit:

     Net Assets                             $ 31,644,536  $    567,591  $202,196,749  $17,922,178  $118,689,839  $ 7,735,204

     Accumulation units outstanding            1,700,036        84,737    15,479,712    1,282,670     4,522,372      798,044

     Unit value of accumulation units       $      18.61  $       6.69  $      13.06  $     13.97  $      26.25  $      9.69

Series with enhanced death benefit:

     Net Assets                             $     75,976  $     99,561  $    824,496  $   408,490  $  1,048,727  $    29,734

     Accumulation units outstanding                4,093        14,912        63,268       29,323        40,065        3,074

     Unit value of accumulation units       $      18.58  $       6.67  $      13.03  $     13.93  $      26.18  $      9.67

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                                                          Goldman
                                               Federated        Global        Global        Sachs       Growth-         Growth
                                                   Value          Bond      Equities     Research        Income  Opportunities
                                               Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                            ----------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                     $          0  $          0  $          0  $         0  $          0  $           0
     Investments in SunAmerica Series
        Trust, at market value                22,697,145     6,694,239    23,471,176    1,519,774   101,054,532        340,833

Liabilities                                            0             0             0            0             0              0
                                            ----------------------------------------------------------------------------------

Net Assets                                  $ 22,697,145  $  6,694,239  $ 23,471,176  $ 1,519,774  $101,054,532  $     340,833
                                            ==================================================================================

Accumulation units outstanding                 1,385,639       426,986     1,343,928      211,955     3,764,146         58,666
                                            ==================================================================================

Series without enhanced death benefit:

     Net Assets                             $ 22,572,289  $  6,690,978  $ 23,389,608  $ 1,290,599  $100,684,598  $     331,974

     Accumulation units outstanding            1,377,996       426,778     1,339,247      179,926     3,750,334         57,138

     Unit value of accumulation units       $      16.38  $      15.68  $      17.47  $      7.17  $      26.85  $        5.81

Series with enhanced death benefit:

     Net Assets                             $    124,856  $      3,261  $     81,568  $   229,175  $    369,934  $       8,859

     Accumulation units outstanding                7,643           208         4,681       32,029        13,812          1,528

     Unit value of accumulation units       $      16.33  $      15.64  $      17.42  $      7.15  $      26.78  $        5.80

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                          International  International          MFS          MFS
                                              High-Yield    Diversified     Growth and   Growth and      Mid-Cap       Putnam
                                                    Bond       Equities         Income       Income       Growth       Growth
                                               Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                            ---------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                     $          0  $           0  $           0  $         0  $         0  $         0
     Investments in SunAmerica Series
        Trust, at market value                15,249,056     30,302,991      5,949,244    4,061,461    4,841,098    1,711,332

Liabilities                                            0              0              0            0            0            0
                                            ---------------------------------------------------------------------------------

Net Assets                                  $ 15,249,056  $  30,302,991  $   5,949,244  $ 4,061,461  $ 4,841,098  $ 1,711,332
                                            =================================================================================

Accumulation units outstanding                 1,219,078      2,972,384        553,704      211,535      361,427       89,684
                                            =================================================================================

Series without enhanced death benefit:

     Net Assets                             $ 15,075,381  $  30,201,936  $   5,811,078  $ 3,740,025  $ 4,517,501  $ 1,640,271

     Accumulation units outstanding            1,205,175      2,962,441        540,811      194,759      337,250       85,953

     Unit value of accumulation units       $      12.51  $       10.20  $       10.74  $     19.20  $     13.42  $     19.10

Series with enhanced death benefit:

     Net Assets                             $    173,675  $     101,055  $     138,166  $   321,436  $   323,597  $    71,061

     Accumulation units outstanding               13,903          9,943         12,893       16,776       24,177        3,731

     Unit value of accumulation units       $      12.49  $       10.16  $       10.71  $     19.16  $     13.38  $     19.05

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                              SunAmerica                       Telecom    Worldwide
                                                Balanced     Technology        Utility  High Income        Class A
                                               Portfolio      Portfolio      Portfolio    Portfolio          TOTAL
                                            ----------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                     $          0  $           0  $           0  $         0  $ 171,364,477
     Investments in SunAmerica Series
        Trust, at market value                44,918,248      1,589,148      8,531,764    4,372,738    793,680,137

Liabilities                                            0              0              0            0              0
                                            ----------------------------------------------------------------------

Net Assets                                  $ 44,918,248  $   1,589,148  $   8,531,764  $ 4,372,738  $ 965,044,614
                                            ======================================================================

Accumulation units outstanding                 2,990,225        460,470        741,721      305,792
                                            =======================================================


Series without enhanced death benefit:

     Net Assets                             $ 44,805,758  $   1,560,331  $   8,527,798  $ 4,361,283

     Accumulation units outstanding            2,982,720        452,103        741,375      304,989

     Unit value of accumulation units       $      15.02  $        3.45  $       11.50  $     14.30

Series with enhanced death benefit:

     Net Assets                             $    112,490  $      28,817  $       3,966  $    11,455

     Accumulation units outstanding                7,505          8,367            346          803

     Unit value of accumulation units       $      14.99  $        3.44  $       11.48  $     14.28

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                               Government
                                                    Capital           and                  Natural  Aggressive     Alliance
                                               Appreciation  Quality Bond       Growth   Resources      Growth       Growth
                                                  Portfolio     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                               ----------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $  2,748,516  $  4,125,974  $ 1,391,409  $  148,074  $        0  $         0
     Investments in SunAmerica Series Trust,
        at market value                                   0             0            0           0     410,460    3,856,628
     Investments in Van Kampen Life
        Investment Trust, at market value                 0             0            0           0           0            0

Liabilities                                               0             0            0           0           0            0
                                               ----------------------------------------------------------------------------

Net Assets                                     $  2,748,516  $  4,125,974  $ 1,391,409  $  148,074  $  410,460  $ 3,856,628
                                               ============================================================================

Accumulation units outstanding                       80,938       269,288       51,098      10,322      30,122      118,835
                                               ============================================================================

Series without enhanced death benefit:

     Net Assets                                $  2,321,089  $  3,464,729  $ 1,203,195  $  126,385  $  295,412  $ 3,172,855

     Accumulation units outstanding                  68,173       226,122       44,182       8,807      21,673       97,729

     Unit value of accumulation units          $      33.91  $      15.32  $     27.23  $    14.35  $    13.63  $     32.46

Series with enhanced death benefit:

     Net Assets                                $    427,427  $    661,245  $   188,214  $   21,689  $  115,048  $   683,773

     Accumulation units outstanding                  12,765        43,166        6,916       1,515       8,449       21,106

     Unit value of accumulation units          $      33.89  $      15.32  $     27.22  $    14.31  $    13.62      $ 32.40

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                      Asset     Blue Chip         Cash    Corporate          Davis    "Dogs" of
                                                 Allocation        Growth   Management         Bond  Venture Value  Wall Street
                                                  Portfolio     Portfolio       Growth       Income      Portfolio    Portfolio
                                               --------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $          0  $          0  $         0  $         0  $           0  $         0
     Investments in SunAmerica Series Trust,
        at market value                           1,061,141       291,208    9,177,825    1,372,077      7,727,583      365,373
     Investments in Van Kampen Life
        Investment Trust, at market value                 0             0            0            0              0            0

Liabilities                                               0             0            0            0              0            0
                                               --------------------------------------------------------------------------------

Net Assets                                     $  1,061,141  $    291,208  $ 9,177,825  $ 1,372,077  $   7,727,583  $   365,373
                                               ================================================================================

Accumulation units outstanding                       57,026        43,464      702,744       98,221        294,915       37,668
                                               ================================================================================

Series without enhanced death benefit:

     Net Assets                                $    797,930  $    189,645  $ 8,710,082  $ 1,118,058  $   6,784,691  $   319,414

     Accumulation units outstanding                  42,880        28,297      666,933       80,015        258,892       32,920

     Unit value of accumulation units          $      18.61  $       6.70  $     13.06  $     13.97  $       26.21  $      9.70

Series with enhanced death benefit:

     Net Assets                                $    263,211  $    101,563  $   467,743  $   254,019  $     942,892  $    45,959

     Accumulation units outstanding                  14,146        15,167       35,811       18,206         36,023        4,748

     Unit value of accumulation units          $      18.61  $       6.70  $     13.06  $     13.95  $       26.17  $      9.68

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                                                            Goldman
                                                  Federated        Global       Global        Sachs        Growth-         Growth
                                                      Value          Bond     Equities     Research         Income  Opportunities
                                                  Portfolio     Portfolio    Portfolio    Portfolio      Portfolio      Portfolio
                                               ----------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $          0  $          0  $         0  $         0  $           0  $           0
     Investments in SunAmerica Series Trust,
        at market value                           1,381,992       479,715      392,056      314,270      3,119,582        207,801
     Investments in Van Kampen Life
        Investment Trust, at market value                 0             0            0            0              0              0

Liabilities                                               0             0            0            0              0              0
                                               ----------------------------------------------------------------------------------

Net Assets                                     $  1,381,992  $    479,715  $   392,056  $   314,270  $   3,119,582  $     207,801
                                               ==================================================================================

Accumulation units outstanding                       84,376        30,631       22,443       43,829        116,408         35,767
                                               ==================================================================================

Series without enhanced death benefit:

     Net Assets                                $    753,042  $    448,322  $   372,761  $   248,848  $   2,536,556  $     142,394

     Accumulation units outstanding                  45,973        28,624       21,337       34,702         94,647         24,497

     Unit value of accumulation units          $      16.38  $      15.66  $     17.48  $      7.17  $       26.80  $        5.81

Series with enhanced death benefit:

     Net Assets                                $    628,950  $     31,393  $    19,295  $    65,422  $     583,026  $      65,407

     Accumulation units outstanding                  38,403         2,007        1,106        9,127         21,761         11,270

     Unit value of accumulation units          $      16.38  $      15.65  $     17.45  $      7.17  $       26.79  $        5.80

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                             International  International          MFS          MFS
                                                 High-Yield    Diversified     Growth and   Growth and      Mid-Cap       Putnam
                                                       Bond       Equities         Income       Income       Growth       Growth
                                                  Portfolio      Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                               ---------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $          0  $           0  $           0  $         0  $         0  $         0
     Investments in SunAmerica Series Trust,
        at market value                             352,767        544,729        847,233      976,971    1,506,931      499,507
     Investments in Van Kampen Life
        Investment Trust, at market value                 0              0              0            0            0            0

Liabilities                                               0              0              0            0            0            0
                                               ---------------------------------------------------------------------------------

Net Assets                                     $    352,767  $     544,729  $     847,233  $   976,971  $ 1,506,931  $   499,507
                                               =================================================================================

Accumulation units outstanding                       28,211         53,278         78,808       50,841      112,406       26,195
                                               =================================================================================

Series without enhanced death benefit:

     Net Assets                                $    290,108  $     487,462  $     807,248  $   875,530  $ 1,327,742  $   443,251

     Accumulation units outstanding                  23,196         47,648         75,088       45,559       99,028       23,245

     Unit value of accumulation units          $      12.51  $       10.22  $       10.75  $     19.22  $     13.41  $     19.07

Series with enhanced death benefit:

     Net Assets                                $     62,659  $      57,267  $      39,985  $   101,441  $   179,189  $    56,256

     Accumulation units outstanding                   5,015          5,630          3,720        5,282       13,378        2,950

     Unit value of accumulation units          $      12.49  $       10.17  $       10.75  $     19.20  $     13.40  $     19.07

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (continued)

                                                SunAmerica                Telecom    Worldwide              Emerging
                                                  Balanced  Technology    Utility  High Income   Comstock     Growth       Class B
                                                 Portfolio   Portfolio  Portfolio    Portfolio  Portfolio  Portfolio         TOTAL
                                               -----------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $         0  $        0  $       0  $         0  $       0  $       0  $  8,413,973
     Investments in SunAmerica Series Trust,
        at market value                          1,660,604     301,774    334,157       32,990          0          0    37,215,374
     Investments in Van Kampen Life
        Investment Trust, at market value                0           0          0            0     37,206     11,866        49,072

Liabilities                                              0           0          0            0          0          0             0
                                               -----------------------------------------------------------------------------------

Net Assets                                     $ 1,660,604  $  301,774  $ 334,157  $    32,990  $  37,206  $  11,866  $ 45,678,419
                                               ===================================================================================

Accumulation units outstanding                     110,668      87,433     29,036        2,308      3,643      1,143
                                               =====================================================================

Series without enhanced death benefit:

     Net Assets                                $ 1,611,963  $  187,897  $ 302,073  $    25,846  $  37,206  $  11,866

     Accumulation units outstanding                107,427      54,460     26,250        1,808      3,643      1,143

     Unit value of accumulation units          $     15.00  $     3.45  $   11.51  $     14.30  $   10.21  $   10.38

Series with enhanced death benefit:

     Net Assets                                $    48,641  $  113,877  $  32,084  $     7,144  $       0  $       0

     Accumulation units outstanding                  3,241      32,973      2,786          500          0          0

     Unit value of accumulation units          $     15.00  $     3.45  $   11.52  $     14.29  $       0  $       0

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001

                                                                 Market Value          Market
Variable Accounts                                       Shares      Per Share           Value              Cost
---------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                  2,628,357   $      29.61   $  77,836,364   $    79,017,917
     Government and Quality Bond Portfolio           3,033,014          14.77      44,802,958        44,131,109
     Growth Portfolio                                1,784,351          24.96      44,535,735        57,766,287
     Natural Resources Portfolio                       237,283          17.66       4,189,420         4,319,660
                                                                                -------------   ---------------
                                                                                  171,364,477       185,234,973
                                                                                -------------   ---------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                     2,340,919           9.05      21,189,461        20,813,977
     Alliance Growth Portfolio                       5,584,724          20.40     113,942,816       155,402,791
     Asset Allocation Portfolio                      2,437,689          13.01      31,720,512        36,131,059
     Blue Chip Growth Portfolio                         96,975           6.88         667,152           655,724
     Cash Management Portfolio                      18,370,267          11.05     203,021,245       202,673,549
     Corporate Bond Portfolio                        1,653,395          11.09      18,330,668        18,819,505
     Davis Venture Value Portfolio                   5,630,662          21.27     119,738,566       136,859,852
     "Dogs" of Wall Street Portfolio                   830,430           9.35       7,764,938         7,656,910
     Federated Value Portfolio                       1,498,099          15.15      22,697,145        23,667,524
     Global Bond Portfolio                             631,120          10.61       6,694,239         7,059,282
     Global Equities Portfolio                       2,094,763          11.20      23,471,176        23,086,633
     Goldman Sachs Research Portfolio                  208,048           7.30       1,519,774         1,761,544
     Growth-Income Portfolio                         4,551,891          22.20     101,054,532       119,844,194
     Growth Opportunities Portfolio                     57,766           5.90         340,833           359,611
     High-Yield Bond Portfolio                       2,188,730           6.97      15,249,056        17,433,776
     International Diversified Equities Portfolio    3,974,960           7.62      30,302,991        29,763,323
     International Growth and Income Portfolio         629,938           9.44       5,949,244         5,855,234
     MFS Growth and Income Portfolio                   369,693          10.99       4,061,461         4,356,267
     MFS Mid-Cap Growth Portfolio                      441,658          10.96       4,841,098         4,749,628
     Putnam Growth Portfolio                           111,386          15.36       1,711,332         1,705,653
     SunAmerica Balanced Portfolio                   3,130,853          14.35      44,918,248        51,558,789
     Technology Portfolio                              450,262           3.53       1,589,148         1,623,734
     Telecom Utility Portfolio                         816,162          10.45       8,531,764        10,892,453
     Worldwide High Income Portfolio                   573,904           7.62       4,372,738         5,834,640
                                                                                -------------   ---------------
                                                                                  793,680,137       888,565,652
                                                                                -------------   ---------------
                                                                                $ 965,044,614   $ 1,073,800,625
                                                                                =============   ===============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001

                                                                 Market Value          Market
Portfolio Investment                                    Shares      Per Share           Value             Cost
--------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                     92,856   $      29.60   $   2,748,516   $    2,721,274
     Government and Quality Bond Portfolio             279,439          14.77       4,125,974        4,148,545
     Growth Portfolio                                   55,769          24.95       1,391,409        1,410,449
     Natural Resources Portfolio                         8,392          17.64         148,074          138,885
                                                                                -------------   --------------
                                                                                    8,413,973        8,419,153
                                                                                -------------   --------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                        45,344           9.05         410,460          413,387
     Alliance Growth Portfolio                         189,094          20.40       3,856,628        3,818,733
     Asset Allocation Portfolio                         81,565          13.01       1,061,141        1,060,178
     Blue Chip Growth Portfolio                         42,343           6.88         291,208          288,893
     Cash Management Portfolio                         831,075          11.04       9,177,825        9,176,204
     Corporate Bond Portfolio                          123,787          11.08       1,372,077        1,390,388
     Davis Venture Value Portfolio                     363,520          21.26       7,727,583        7,820,094
     "Dogs" of Wall Street Portfolio                    39,095           9.35         365,373          350,143
     Federated Value Portfolio                          91,262          15.14       1,381,992        1,350,506
     Global Bond Portfolio                              45,237          10.60         479,715          490,356
     Global Equities Portfolio                          35,023          11.19         392,056          392,455
     Goldman Sachs Research Portfolio                   43,058           7.30         314,270          313,993
     Growth-Income Portfolio                           140,555          22.19       3,119,582        3,143,125
     Growth Opportunities Portfolio                     35,249           5.90         207,801          202,234
     High-Yield Bond Portfolio                          50,646           6.97         352,767          362,353
     International Diversified Equities Portfolio       71,686           7.60         544,729          534,353
     International Growth and Income Portfolio          89,494           9.47         847,233          833,361
     MFS Growth and Income Portfolio                    88,890          10.99         976,971          985,372
     MFS Mid-Cap Growth Portfolio                      137,599          10.95       1,506,931        1,496,744
     Putnam Growth Portfolio                            32,538          15.35         499,507          496,936
     SunAmerica Balanced Portfolio                     115,792          14.34       1,660,604        1,671,896
     Technology Portfolio                               85,466           3.53         301,774          297,445
     Telecom Utility Portfolio                          31,975          10.45         334,157          341,647
     Worldwide High Income Portfolio                     4,333           7.61          32,990           34,397
                                                                                -------------   --------------
                                                                                   37,215,374       37,265,193
                                                                                -------------   --------------
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio                                  3,267          11.39          37,206           36,694
     Emerging Growth Portfolio                             419          28.30          11,866           11,949
                                                                                -------------   --------------
                                                                                       49,072           48,643
                                                                                -------------   --------------
                                                                                $  45,678,419   $   45,732,989
                                                                                =============   ==============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                    Government
                                        Capital            and                    Natural      Aggressive        Alliance
                                   Appreciation   Quality Bond        Growth    Resources          Growth          Growth
                                      Portfolio      Portfolio     Portfolio    Portfolio       Portfolio       Portfolio
                                   --------------------------------------------------------------------------------------
Investment income:
     Dividends and capital
       gains distributions         $ 19,141,645   $  1,939,143   $ 6,568,553   $  301,013   $   8,424,397  $   11,107,832
                                   --------------------------------------------------------------------------------------
         Total investment income     19,141,645      1,939,143     6,568,553      301,013       8,424,397      11,107,832
                                   --------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                   (1,198,932)      (538,245)     (612,420)     (60,335)       (391,014)     (1,680,366)
     Distribution expense charge       (131,177)       (58,843)      (67,010)      (6,606)        (42,808)       (183,897)
                                   --------------------------------------------------------------------------------------
         Total expenses              (1,330,109)      (597,088)     (679,430)     (66,941)       (433,822)     (1,864,263)
                                   --------------------------------------------------------------------------------------

Net investment income (loss)         17,811,536      1,342,055     5,889,123      234,072       7,990,575       9,243,569
                                   --------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions:

     Proceeds from shares sold      720,708,716     23,797,480    12,365,274    3,465,142     324,248,358      54,944,369
     Cost of shares sold           (756,611,920)   (23,086,679)  (15,393,438)  (3,415,247)   (352,270,471)    (76,584,323)
                                   --------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions         (35,903,204)       710,801    (3,028,164)      49,895     (28,022,113)    (21,639,954)
                                   --------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:

     Beginning of period             (4,328,575)       902,968    (2,741,492)     420,057      (7,123,278)    (29,994,007)
     End of period                   (1,181,553)       671,849   (13,230,552)    (130,240)        375,484     (41,459,975)
                                   --------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                      3,147,022       (231,119)  (10,489,060)    (550,297)      7,498,762     (11,465,968)
                                   --------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $(14,944,646)  $  1,821,737   $(7,628,101)  $ (266,330)  $ (12,532,776) $  (23,862,353)
                                   ======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Asset      Blue Chip             Cash     Corporate   Davis Venture     "Dogs" of
                                     Allocation         Growth       Management          Bond           Value   Wall Street
                                      Portfolio      Portfolio        Portfolio     Portfolio       Portfolio     Portfolio
                                   ----------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $  1,775,436   $        582   $    6,785,836   $ 1,054,485   $  20,034,341   $   156,685
                                   ----------------------------------------------------------------------------------------
         Total investment income      1,775,436            582        6,785,836     1,054,485      20,034,341       156,685
                                   ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                     (439,411)        (4,017)      (2,555,018)     (234,916)     (1,731,143)      (95,378)
     Distribution expense charge        (48,082)          (433)        (279,630)      (25,678)       (189,422)      (10,441)
                                   ----------------------------------------------------------------------------------------
         Total expenses                (487,493)        (4,450)      (2,834,648)     (260,594)     (1,920,565)     (105,819)
                                   ----------------------------------------------------------------------------------------

Net investment income (loss)          1,287,943         (3,868)       3,951,188       793,891      18,113,776        50,866
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:

     Proceeds from shares sold        5,733,522      3,820,551    6,009,532,505     5,998,142      33,154,618     1,988,350
     Cost of shares sold             (6,280,359)    (3,816,079)  (6,009,726,214)   (6,048,031)    (35,297,959)   (2,047,014)
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions            (546,837)         4,472         (193,709)      (49,889)     (2,143,341)      (58,664)
                                   ----------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:

     Beginning of period             (2,210,308)             0          518,168      (635,365)     17,600,260      (286,060)
     End of period                   (4,410,547)        11,428          347,696      (488,837)    (17,121,286)      108,028
                                   ----------------------------------------------------------------------------------------

Change in net unrealized
 appreciation (depreciation)
 of investments                      (2,200,239)        11,428         (170,472)      146,528     (34,721,546)      394,088
                                   ----------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations            $ (1,459,133)  $     12,032   $    3,587,007   $   890,530   $ (18,751,111)  $   386,290
                                   ========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                      Goldman
                                      Federated         Global           Global         Sachs         Growth-          Growth
                                          Value           Bond         Equities      Research          Income   Opportunities
                                      Portfolio      Portfolio        Portfolio     Portfolio       Portfolio       Portfolio
                                   ------------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $    814,247   $    606,363   $    6,136,381   $         0   $   6,223,659   $          33
                                   ------------------------------------------------------------------------------------------
         Total investment income        814,247        606,363        6,136,381             0       6,223,659              33
                                   ------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                     (281,967)       (91,700)        (518,095)      (13,655)     (1,519,792)         (2,920)
     Distribution expense charge        (30,859)       (10,040)         (56,717)       (1,461)       (166,361)           (318)
                                   ------------------------------------------------------------------------------------------
         Total expenses                (312,826)      (101,740)        (574,812)      (15,116)     (1,686,153)         (3,238)
                                   ------------------------------------------------------------------------------------------

Net investment income (loss)            501,421        504,623        5,561,569       (15,116)      4,537,506          (3,205)
                                   ------------------------------------------------------------------------------------------

Net realized gains (losses) from
 securities transactions:

     Proceeds from shares sold        7,001,389      3,096,777      959,941,237       121,851      25,589,852         255,911
     Cost of shares sold             (7,146,152)    (3,106,173)    (969,157,701)     (137,357)    (28,415,250)       (266,351)
                                   ------------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions            (144,763)        (9,396)      (9,216,464)      (15,506)     (2,825,398)        (10,440)
                                   ------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:

     Beginning of period                301,515        (88,671)        (790,502)            0       5,575,959               0
     End of period                     (970,379)      (365,043)         384,543      (241,770)    (18,789,662)        (18,778)
                                   ------------------------------------------------------------------------------------------

Change in net unrealized
 appreciation (depreciation)
 of investments                      (1,271,894)      (276,372)       1,175,045      (241,770)    (24,365,621)        (18,778)
                                   ------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations            $   (915,236)  $    218,855   $   (2,479,850)  $  (272,392)  $ (22,653,513)  $     (32,423)
                                   ==========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                   International   International           MFS            MFS
                                     High-Yield      Diversified      Growth and    Growth and        Mid-Cap        Putnam
                                           Bond         Equities          Income        Income         Growth        Growth
                                      Portfolio        Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                   ----------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $  1,923,611   $    5,776,621   $   1,090,023   $   176,155   $  1,548,834   $    59,274
                                   ----------------------------------------------------------------------------------------
         Total investment income      1,923,611        5,776,621       1,090,023       176,155      1,548,834        59,274
                                   ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                     (219,946)        (811,246)       (113,345)      (27,555)       (56,104)      (12,605)
     Distribution expense charge        (24,027)         (88,816)        (12,390)       (2,985)        (6,117)       (1,372)
                                   ----------------------------------------------------------------------------------------
         Total expenses                (243,973)        (900,062)       (125,735)      (30,540)       (62,221)      (13,977)
                                   ----------------------------------------------------------------------------------------

Net investment income (loss)          1,679,638        4,876,559         964,288       145,615      1,486,613        45,297
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold       25,488,808    3,073,144,605     886,182,600       755,239    133,996,708     8,075,999
     Cost of shares sold            (29,337,290)  (3,073,531,426)   (882,708,341)     (833,328)  (136,428,649)   (8,332,468)
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions          (3,848,482)        (386,821)      3,474,259       (78,089)    (2,431,941)     (256,469)
                                   ----------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:

     Beginning of period             (3,419,117)         703,441               0             0              0             0
     End of period                   (2,184,720)         539,668          94,010      (294,806)        91,470         5,679
                                   ----------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                      1,234,397         (163,773)         94,010      (294,806)        91,470         5,679
                                   ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $   (934,447)  $    4,325,965   $   4,532,557   $  (227,280)  $   (853,858)  $  (205,493)
                                   ========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                     SunAmerica                       Telecom     Worldwide
                                       Balanced     Technology        Utility   High Income           Class A
                                      Portfolio      Portfolio      Portfolio     Portfolio             TOTAL
                                   ---------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $  2,405,999   $          0   $    326,249   $   596,774   $   104,974,171
                                   ---------------------------------------------------------------------------
         Total investment income      2,405,999              0        326,249       596,774       104,974,171
                                   ---------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                     (642,308)        (7,105)      (137,106)      (65,273)      (14,061,917)
     Distribution expense charge        (70,310)          (775)       (15,011)       (7,145)       (1,538,731)
                                   ---------------------------------------------------------------------------
         Total expenses                (712,618)        (7,880)      (152,117)      (72,418)      (15,600,648)
                                   ---------------------------------------------------------------------------

Net investment income (loss)          1,693,381         (7,880)       174,132       524,356        89,373,523
                                   ---------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold        6,112,036        724,157      3,007,084     1,609,088    12,334,860,368
     Cost of shares sold             (6,535,932)      (828,809)    (3,670,608)   (2,031,110)  (12,443,044,679)
                                   ---------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions            (423,896)      (104,652)      (663,524)     (422,022)     (108,184,311)
                                   ---------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period              2,260,875              0     (1,177,253)   (1,123,501)      (25,634,886)
     End of period                   (6,640,541)       (34,586)    (2,360,689)   (1,461,902)     (108,756,011)
                                   ---------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                     (8,901,416)       (34,586)    (1,183,436)     (338,401)      (83,121,125)
                                   ---------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $ (7,631,931)  $   (147,118)  $ (1,672,828)  $  (236,067)  $  (101,931,913)
                                   ===========================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                    Government
                                        Capital            and                      Natural     Aggressive      Alliance
                                   Appreciation   Quality Bond         Growth     Resources         Growth        Growth
                                      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                   -------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $    139,687   $     14,114   $     69,101   $     1,045   $     34,953   $   147,024
                                   -------------------------------------------------------------------------------------
         Total investment income        139,687         14,114         69,101         1,045         34,953       147,024
                                   -------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                       (6,450)        (9,306)        (4,119)         (438)        (1,042)       (9,469)
     Distribution expense charge           (695)          (999)          (444)          (46)          (109)       (1,017)
                                   -------------------------------------------------------------------------------------
         Total expenses                  (7,145)       (10,305)        (4,563)         (484)        (1,151)      (10,486)
                                   -------------------------------------------------------------------------------------

Net investment income (loss)            132,542          3,809         64,538           561         33,802       136,538
                                   -------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold          519,093        475,362        176,008        90,667        247,122       124,422
     Cost of shares sold               (527,179)      (478,849)      (187,246)      (88,201)      (266,379)     (129,375)
                                   -------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions              (8,086)        (3,487)       (11,238)        2,466        (19,257)       (4,953)
                                   -------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                      0              0              0             0              0             0
     End of period                       27,242        (22,571)       (19,040)        9,189         (2,927)       37,895
                                   -------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                         27,242        (22,571)       (19,040)        9,189         (2,927)       37,895
                                   -------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $    151,698   $    (22,249)  $     34,260   $    12,216   $     11,618   $   169,480
                                   =====================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                          Asset      Blue Chip           Cash     Corporate   Davis Venture     "Dogs" of
                                     Allocation         Growth     Management          Bond           Value   Wall Street
                                      Portfolio      Portfolio      Portfolio     Portfolio       Portfolio     Portfolio
                                   --------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $     20,005   $         25   $     40,171   $    29,425   $     408,501   $     3,531
                                   --------------------------------------------------------------------------------------
         Total investment income         20,005             25         40,171        29,425         408,501         3,531
                                   --------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                       (2,697)          (783)       (14,196)       (3,318)        (17,705)         (851)
     Distribution expense charge           (282)           (81)        (1,530)         (352)         (1,907)          (92)
                                   --------------------------------------------------------------------------------------
         Total expenses                  (2,979)          (864)       (15,726)       (3,670)        (19,612)         (943)
                                   --------------------------------------------------------------------------------------

Net investment income (loss)             17,026           (839)        24,445        25,755         388,889         2,588
                                   --------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold            1,478         11,106     10,152,281       254,477         173,356        38,223
     Cost of shares sold                 (1,512)       (11,379)   (10,175,162)     (263,651)       (182,855)      (38,563)
                                   --------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                 (34)          (273)       (22,881)       (9,174)         (9,499)         (340)
                                   --------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                      0              0              0             0               0             0
     End of period                          963          2,315          1,621       (18,311)        (92,511)       15,230
                                   --------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                            963          2,315          1,621       (18,311)        (92,511)       15,230
                                   --------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $     17,955   $      1,203   $      3,185   $    (1,730)  $     286,879   $    17,478
                                   ======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                                                                   Goldman
                                     Federated         Global         Global         Sachs         Growth-           Growth
                                         Value           Bond       Equities      Research          Income    Opportunities
                                     Portfolio      Portfolio      Portfolio     Portfolio       Portfolio        Portfolio
                                   ----------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $    13,612    $    11,582    $    20,819    $        0    $     68,838    $           6
                                   ----------------------------------------------------------------------------------------
         Total investment income        13,612         11,582         20,819             0          68,838                6
                                   ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                      (2,521)          (981)        (1,073)         (856)         (7,991)            (488)
     Distribution expense charge          (262)          (106)          (116)          (92)           (855)             (50)
                                   ----------------------------------------------------------------------------------------
         Total expenses                 (2,783)        (1,087)        (1,189)         (948)         (8,846)            (538)
                                   ----------------------------------------------------------------------------------------

Net investment income (loss)            10,829         10,495         19,630          (948)         59,992             (532)
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold          47,614         18,742        626,106        32,821         266,398           10,268
     Cost of shares sold               (49,572)       (19,383)      (628,806)      (32,903)       (284,959)         (10,091)
                                   ----------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions             (1,958)          (641)        (2,700)          (82)        (18,561)             177
                                   ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                     0              0              0             0               0                0
     End of period                      31,486        (10,641)          (399)          277         (23,543)           5,567
                                   ----------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                        31,486        (10,641)          (399)          277         (23,543)           5,567
                                   ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $    40,357    $      (787)   $    16,531    $     (753)   $     17,888    $       5,212
                                   ========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                                  International   International          MFS          MFS
                                    High-Yield      Diversified      Growth and   Growth and      Mid-Cap       Putnam
                                          Bond         Equities          Income       Income       Growth       Growth
                                     Portfolio        Portfolio       Portfolio    Portfolio    Portfolio    Portfolio
                                   -----------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $    12,939    $      16,037   $      21,862   $   29,995   $   90,844   $    4,552
                                   -----------------------------------------------------------------------------------
         Total investment income        12,939           16,037          21,862       29,995       90,844        4,552
                                   -----------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                        (761)          (2,270)         (2,025)      (3,140)      (3,409)      (1,059)
     Distribution expense charge           (81)            (247)           (218)        (338)        (364)        (114)
                                   -----------------------------------------------------------------------------------
         Total expenses                   (842)          (2,517)         (2,243)      (3,478)      (3,773)      (1,173)
                                   -----------------------------------------------------------------------------------

Net investment income (loss)            12,097           13,520          19,619       26,517       87,071        3,379
                                   -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold          16,001        8,680,248         810,808       31,506      104,622      255,968
     Cost of shares sold               (16,160)      (8,686,412)       (817,422)     (33,834)    (107,797)    (259,757)
                                   -----------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions               (159)          (6,164)         (6,614)      (2,328)      (3,175)      (3,789)
                                   -----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                     0                0               0            0            0            0
     End of period                      (9,586)          10,376          13,872       (8,401)      10,187        2,571
                                   -----------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                        (9,586)          10,376          13,872       (8,401)      10,187        2,571
                                   -----------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $     2,352    $      17,732   $      26,877   $   15,788   $   94,083   $    2,161
                                   ===================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                    SunAmerica                      Telecom      Worldwide                 Emerging
                                      Balanced     Technology       Utility    High Income     Comstock      Growth       Class B
                                     Portfolio      Portfolio     Portfolio      Portfolio    Portfolio   Portfolio         TOTAL
                                   ----------------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions               $    31,595    $         0   $     5,221   $      2,333    $       0   $       0   $ 1,237,817
                                   ----------------------------------------------------------------------------------------------
         Total investment income        31,595              0         5,221          2,333            0           0     1,237,817
                                   ----------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense
       risk charge                      (4,341)          (793)         (790)          (107)          (6)         (1)     (102,986)
     Distribution expense charge          (472)           (83)          (85)           (11)          (1)          0       (11,049)
                                   ----------------------------------------------------------------------------------------------
         Total expenses                 (4,813)          (876)         (875)          (118)          (7)         (1)     (114,035)
                                   ----------------------------------------------------------------------------------------------

Net investment income (loss)            26,782           (876)        4,346          2,215           (7)         (1)    1,123,782
                                   ----------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:

     Proceeds from shares sold         112,000         11,502        78,170            690            7           0    23,367,066
     Cost of shares sold              (118,747)       (11,287)      (81,989)          (740)          (7)          0   (23,510,217)
                                   ----------------------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions             (6,747)           215        (3,819)           (50)           0           0      (143,151)
                                   ----------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:

     Beginning of period                     0              0             0              0            0           0             0
     End of period                     (11,292)         4,329        (7,490)        (1,407)         512         (83)      (54,570)
                                   ----------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation (depreciation)
  of investments                       (11,292)         4,329        (7,490)        (1,407)         512         (83)      (54,570)
                                   ----------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations           $     8,743    $     3,668   $    (6,963)  $        758    $     505   $     (84)  $   926,061
                                   ==============================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                       Government
                                           Capital            and                      Natural     Aggressive        Alliance
                                      Appreciation   Quality Bond         Growth     Resources         Growth          Growth
                                         Portfolio      Portfolio      Portfolio     Portfolio      Portfolio       Portfolio
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $ 17,811,536   $  1,342,055   $  5,889,123   $   234,072   $  7,990,575   $   9,243,569
     Net realized gains (losses)
       from securities transactions    (35,903,204)       710,801     (3,028,164)       49,895    (28,022,113)    (21,639,954)
     Change in net unrealized
       appreciation (depreciation)
       of investments                    3,147,022       (231,119)   (10,489,060)     (550,297)     7,498,762     (11,465,968)
                                      ---------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations          (14,944,646)     1,821,737     (7,628,101)     (266,330)   (12,532,776)    (23,862,353)
                                      ---------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:

        Net proceeds from units
          sold                           7,083,158      4,208,015      4,030,144       512,662      1,401,188       8,561,629
        Cost of units redeemed         (11,025,507)    (4,809,537)    (3,539,610)     (259,295)    (3,570,462)    (14,855,652)
        Net transfers                    6,360,383      7,870,094      2,485,824       149,365     (1,943,882)      1,495,366
                                      ---------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from capital
       transactions                      2,418,034      7,268,572      2,976,358       402,732     (4,113,156)     (4,798,657)
                                      ---------------------------------------------------------------------------------------

From capital transactions with
  enhanced death benefit:

        Net proceeds from units
          sold                             798,794        590,711        341,917         3,202         33,722         599,304
        Cost of units redeemed             (11,795)        (6,547)        (8,148)            0           (413)         (6,973)
        Net transfers                      245,181        189,062         23,231           741          6,565         225,165
                                      ---------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions              1,032,180        773,226        357,000         3,943         39,874         817,496
                                      ---------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets from capital transactions       3,450,214      8,041,798      3,333,358       406,675     (4,073,282)     (3,981,161)
                                      ---------------------------------------------------------------------------------------

Increase (decrease) in net assets      (11,494,432)     9,863,535     (4,294,743)      140,345    (16,606,058)    (27,843,514)
Net assets at beginning of period       89,330,796     34,939,423     48,830,478     4,049,075     37,795,519     141,786,330
                                      ---------------------------------------------------------------------------------------
Net assets at end of period           $ 77,836,364   $ 44,802,958   $ 44,535,735   $ 4,189,420   $ 21,189,461   $ 113,942,816
                                      =======================================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            194,027        279,971        143,315        33,804         77,583         248,485
     Units redeemed                       (329,092)      (317,095)      (126,622)      (17,755)      (226,578)       (443,120)
     Units transferred                     132,617        508,275         71,309           795       (165,113)        (18,794)
                                      ---------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               (2,448)       471,151         88,002        16,844       (314,108)       (213,429)
Beginning units                          2,271,452      2,400,153      1,536,284       275,147      1,863,260       3,681,824
                                      ---------------------------------------------------------------------------------------
Ending units                             2,269,004      2,871,304      1,624,286       291,991      1,549,152       3,468,395
                                      =======================================================================================
Series with enhanced death benefit:

     Units sold                             22,847         39,440         12,003           207          2,503          17,890
     Units redeemed                           (344)          (429)          (293)            0            (31)           (207)
     Units transferred                       7,137         12,424            860            51            429           6,910
                                      ---------------------------------------------------------------------------------------
Increase in units outstanding               29,640         51,435         12,570           258          2,901          24,593
Beginning units                                  0              0              0             0              0               0
                                      ---------------------------------------------------------------------------------------
Ending units                                29,640         51,435         12,570           258          2,901          24,593
                                      =======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                             Asset    Blue Chip            Cash      Corporate   Davis Venture     "Dogs" of
                                        Allocation       Growth      Management           Bond           Value   Wall Street
                                         Portfolio    Portfolio       Portfolio      Portfolio       Portfolio     Portfolio
                                      --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  1,287,943   $   (3,868)  $   3,951,188   $    793,891   $  18,113,776   $    50,866
     Net realized gains (losses)
       from securities transactions       (546,837)       4,472        (193,709)       (49,889)     (2,143,341)      (58,664)
     Change in net unrealized
       appreciation (depreciation)
       of investments                   (2,200,239)      11,428        (170,472)       146,528     (34,721,546)      394,088
                                      --------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations           (1,459,133)      12,032       3,587,007        890,530     (18,751,111)      386,290
                                      --------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                           2,569,180      347,622      97,684,350      2,157,337      11,641,535       438,605
        Cost of units redeemed          (3,559,081)     (30,806)   (114,123,928)    (2,432,866)    (15,795,814)     (529,111)
        Net transfers                    1,992,025      243,064       6,359,302      3,266,893       7,407,600       891,931
                                      --------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from capital
       transactions                      1,002,124      559,880     (10,080,276)     2,991,364       3,253,321       801,425
                                      --------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                              13,520       87,230       1,865,447        396,052         922,490             0
        Cost of units redeemed             (59,675)        (424)       (161,703)        (2,851)           (967)         (254)
        Net transfers                      127,765        8,434        (885,300)        10,616         162,369        27,346
                                      --------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                 81,610       95,240         818,444        403,817       1,083,892        27,092
                                      --------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets from capital transactions       1,083,734      655,120      (9,261,832)     3,395,181       4,337,213       828,517
                                      --------------------------------------------------------------------------------------

Increase (decrease) in net assets         (375,399)     667,152      (5,674,825)     4,285,711     (14,413,898)    1,214,807
Net assets at beginning of period       32,095,911            0     208,696,070     14,044,957     134,152,464     6,550,131
                                      --------------------------------------------------------------------------------------
Net assets at end of period           $ 31,720,512   $  667,152   $ 203,021,245   $ 18,330,668   $ 119,738,566   $ 7,764,938
                                      ======================================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            136,588       47,551       7,557,365        157,779         425,488        47,787
     Units redeemed                       (190,804)      (4,031)     (8,767,411)      (176,035)       (592,783)      (56,638)
     Units transferred                     103,920       41,217         380,394        236,671         225,699        88,959
                                      --------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               49,704       84,737        (829,652)       218,415          58,404        80,108
Beginning units                          1,650,332            0      16,309,364      1,064,255       4,463,968       717,936
                                      --------------------------------------------------------------------------------------
Ending units                             1,700,036       84,737      15,479,712      1,282,670       4,522,372       798,044
                                      ======================================================================================
Series with enhanced death benefit:

     Units sold                                730       13,765         144,245         28,763          34,040             0
     Units redeemed                         (3,167)         (63)        (12,481)          (205)            (38)          (27)
     Units transferred                       6,530        1,210         (68,496)           765           6,063         3,101
                                      --------------------------------------------------------------------------------------
Increase in units outstanding                4,093       14,912          63,268         29,323          40,065         3,074
Beginning units                                  0            0               0              0               0             0
                                      --------------------------------------------------------------------------------------
Ending units                                 4,093       14,912          63,268         29,323          40,065         3,074
                                      ======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                       Goldman
                                         Federated        Global         Global          Sachs         Growth-          Growth
                                             Value          Bond       Equities       Research          Income   Opportunities
                                         Portfolio     Portfolio      Portfolio      Portfolio       Portfolio       Portfolio
                                      ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $    501,421   $   504,623   $  5,561,569   $    (15,116)  $   4,537,506   $      (3,205)
     Net realized gains (losses)
       from securities transactions       (144,763)       (9,396)    (9,216,464)       (15,506)     (2,825,398)        (10,440)
     Change in net unrealized
       appreciation (depreciation)
       of investments                   (1,271,894)     (276,372)     1,175,045       (241,770)    (24,365,621)        (18,778)
                                      ----------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations             (915,236)      218,855     (2,479,850)      (272,392)    (22,653,513)        (32,423)
                                      ----------------------------------------------------------------------------------------

From capital transactions without
  enhanced death benefit:

        Net proceeds from units
          sold                           2,071,367       461,848      1,753,218        627,925       7,354,418         221,828
        Cost of units redeemed          (2,389,475)     (800,667)    (4,944,815)       (16,450)    (12,193,384)        (10,436)
        Net transfers                    4,035,378       453,712     (2,851,233)       911,032        (419,207)        151,884
                                      ----------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from capital
       transactions                      3,717,270       114,893     (6,042,830)     1,522,507      (5,258,173)        363,276
                                      ----------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                              84,143             0         65,886        217,520         331,382           7,470
        Cost of units redeemed                (887)          (41)          (234)          (217)         (6,071)           (230)
        Net transfers                       41,458         3,305         15,730         52,356          63,544           2,740
                                      ----------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                124,714         3,264         81,382        269,659         388,855           9,980
                                      ----------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets from capital transactions       3,841,984       118,157     (5,961,448)     1,792,166      (4,869,318)        373,256
                                      ----------------------------------------------------------------------------------------

Increase (decrease) in net assets        2,926,748       337,012     (8,441,298)     1,519,774     (27,522,831)        340,833
Net assets at beginning of period       19,770,397     6,357,227     31,912,474              0     128,577,363               0
                                      ----------------------------------------------------------------------------------------
Net assets at end of period           $ 22,697,145   $ 6,694,239   $ 23,471,176   $  1,519,774   $ 101,054,532   $     340,833
                                      ========================================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            125,143        29,849         86,996         73,561         245,773          33,049
     Units redeemed                       (145,541)      (51,524)      (281,151)        (2,233)       (429,384)         (1,729)
     Units transferred                     237,392        29,074         58,504        108,598         (32,378)         25,818
                                      ----------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                              216,994         7,399       (135,651)       179,926        (215,989)         57,138
Beginning units                          1,161,002       419,379      1,474,898              0       3,966,323               0
                                      ----------------------------------------------------------------------------------------
Ending units                             1,377,996       426,778      1,339,247        179,926       3,750,334          57,138
                                      ========================================================================================
Series with enhanced death benefit:

     Units sold                              4,979             0          3,735         26,279          11,677           1,122
     Units redeemed                            (55)           (3)           (13)           (31)           (210)            (38)
     Units transferred                       2,719           211            959          5,781           2,345             444
                                      ----------------------------------------------------------------------------------------
Increase in units outstanding                7,643           208          4,681         32,029          13,812           1,528
Beginning units                                  0             0              0              0               0               0
                                      ----------------------------------------------------------------------------------------
Ending units                                 7,643           208          4,681         32,029          13,812           1,528
                                      ========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                     International   International           MFS            MF
                                        High-Yield     Diversified      Growth and    Growth and       Mid-Cap        Putnam
                                              Bond        Equities          Income        Income        Growth        Growth
                                         Portfolio       Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                      --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  1,679,638   $   4,876,559   $     964,288   $   145,615   $ 1,486,613   $    45,297
     Net realized gains (losses)
       from securities transactions     (3,848,482)       (386,821)      3,474,259       (78,089)   (2,431,941)     (256,469)
     Change in net unrealized
       appreciation (depreciation)
       of investments                    1,234,397        (163,773)         94,010      (294,806)       91,470         5,679
                                      --------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations             (934,447)      4,325,965       4,532,557      (227,280)     (853,858)     (205,493)
                                      --------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                           1,539,863       1,796,439         983,694     2,422,198     1,706,769     1,158,499
        Cost of units redeemed          (3,268,039)     (2,799,075)        (49,693)     (263,914)     (118,118)      (75,315)
        Net transfers                    2,435,044      (3,347,703)        329,237     1,798,299     3,779,090       756,162
                                      --------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from capital
       transactions                        706,868      (4,350,339)      1,263,238     3,956,583     5,367,741     1,839,346
                                      --------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                             103,724               0         125,562        81,746       247,356        61,518
        Cost of units redeemed             (60,782)           (685)            (43)       (5,584)         (646)         (730)
        Net transfers                      155,961         103,790          27,930       255,996        80,505        16,691
                                      --------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                198,903         103,105         153,449       332,158       327,215        77,479
                                      --------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets from capital transactions         905,771      (4,247,234)      1,416,687     4,288,741     5,694,956     1,916,825
                                      --------------------------------------------------------------------------------------

Increase (decrease) in net assets          (28,676)         78,731       5,949,244     4,061,461     4,841,098     1,711,332
Net assets at beginning of period       15,277,732      30,224,260               0             0             0             0
                                      --------------------------------------------------------------------------------------
Net assets at end of period           $ 15,249,056   $  30,302,991   $   5,949,244   $ 4,061,461   $ 4,841,098   $ 1,711,332
                                      ======================================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            113,292         145,491          82,568       120,171       113,774        55,200
     Units redeemed                       (253,320)       (251,592)         (4,700)      (14,109)       (8,519)       (3,806)
     Units transferred                     194,649         836,223         462,943        88,697       231,995        34,559
                                      --------------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               54,621         730,122         540,811       194,759       337,250        85,953
Beginning units                          1,150,554       2,232,319               0             0             0             0
                                      --------------------------------------------------------------------------------------
Ending units                             1,205,175       2,962,441         540,811       194,759       337,250        85,953
                                      ======================================================================================
Series with enhanced death benefit:

     Units sold                              8,030               0          10,402         4,053        18,128         2,916
     Units redeemed                         (4,519)            (64)             (4)         (294)          (50)          (38)
     Units transferred                      10,392          10,007           2,495        13,017         6,099           853
                                      --------------------------------------------------------------------------------------
Increase in units outstanding               13,903           9,943          12,893        16,776        24,177         3,731
Beginning units                                  0               0               0             0             0             0
                                      --------------------------------------------------------------------------------------
Ending units                                13,903           9,943          12,893        16,776        24,177         3,731
                                      ======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                        SunAmerica                        Telecom      Worldwide
                                          Balanced      Technology        Utility    High Income         Class A
                                         Portfolio       Portfolio      Portfolio      Portfolio           TOTAL
                                      --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $  1,693,381   $      (7,880)  $    174,132   $    524,356   $  89,373,523
     Net realized gains (losses)
       from securities transactions       (423,896)       (104,652)      (663,524)      (422,022)   (108,184,311)
     Change in net unrealized
       appreciation (depreciation)
       of investments                   (8,901,416)        (34,586)    (1,183,436)      (338,401)    (83,121,125)
                                      --------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations           (7,631,931)       (147,118)    (1,672,828)      (236,067)   (101,931,913)
                                      --------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                           4,628,398         353,079      1,009,563        156,312     168,880,843
        Cost of units redeemed          (5,348,700)        (10,017)      (932,170)      (509,135)   (208,261,072)
        Net transfers                    1,364,337       1,362,953       (327,214)      (137,800)     46,871,936
                                      --------------------------------------------------------------------------
     Increase (decrease) in net
       assets from capital
       transactions                        644,035       1,706,015       (249,821)      (490,623)      7,491,707
                                      --------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                              94,209          28,147          2,867         12,003       7,115,922
        Cost of units redeemed                   0            (426)             0              0        (336,326)
        Net transfers                       27,327           2,530          1,661              0         992,699
                                      --------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                121,536          30,251          4,528         12,003       7,772,295
                                      --------------------------------------------------------------------------
Total increase (decrease) in net
  assets from capital transactions         765,571       1,736,266       (245,293)      (478,620)     15,264,002
                                      --------------------------------------------------------------------------

Increase (decrease) in net assets       (6,866,360)      1,589,148     (1,918,121)      (714,687)    (86,667,911)
Net assets at beginning of period       51,784,608               0     10,449,885      5,087,425   1,051,712,525
                                      --------------------------------------------------------------------------
Net assets at end of period           $ 44,918,248   $   1,589,148   $  8,531,764   $  4,372,738   $ 965,044,614
                                      ==========================================================================

ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            284,880          70,569         77,350         10,311
     Units redeemed                       (338,175)         (3,051)       (74,755)       (34,617)
     Units transferred                      87,123         384,585        (33,165)        (9,764)
                                      -----------------------------------------------------------
Increase (decrease) in units
  outstanding                               33,828         452,103        (30,570)       (34,070)
Beginning units                          2,948,892               0        771,945        339,059
                                      -----------------------------------------------------------
Ending units                             2,982,720         452,103        741,375        304,989
                                      ===========================================================
Series with enhanced death benefit:

     Units sold                              5,715           7,672            211            803
     Units redeemed                              0            (125)             0              0
     Units transferred                       1,790             820            135              0
                                      -----------------------------------------------------------
Increase in units outstanding                7,505           8,367            346            803
Beginning units                                  0               0              0              0
                                      -----------------------------------------------------------
Ending units                                 7,505           8,367            346            803
                                      ===========================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001

                                                        Government
                                           Capital             and                       Natural    Aggressive      Alliance
                                      Appreciation    Quality Bond         Growth      Resources        Growth        Growth
                                         Portfolio       Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                      --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $    132,542   $       3,809   $     64,538   $        561   $    33,802   $   136,538
     Net realized gains (losses)
       from securities transactions         (8,086)         (3,487)       (11,238)         2,466       (19,257)       (4,953)
     Change in net unrealized
       appreciation (depreciation)
       of investments                       27,242         (22,571)       (19,040)         9,189        (2,927)       37,895
                                      --------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations              151,698         (22,249)        34,260         12,216        11,618       169,480
                                      --------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                           1,646,983       2,924,420      1,037,543        149,390       204,007     2,477,160
        Cost of units redeemed             (13,981)       (249,521)        (4,995)       (37,568)         (341)      (50,025)
        Net transfers                      550,186         809,472        140,214          3,002        82,422       598,272
                                      --------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions              2,183,188       3,484,371      1,172,762        114,824       286,088     3,025,407
                                      --------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                             343,435         182,793        105,006         20,521        90,686       273,620
        Cost of units redeemed                (536)        (15,180)          (538)           (51)         (242)       (1,341)
        Net transfers                       70,731         496,239         79,919            564        22,310       389,462
                                      --------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                413,630         663,852        184,387         21,034       112,754       661,741
                                      --------------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                2,596,818       4,148,223      1,357,149        135,858       398,842     3,687,148
                                      --------------------------------------------------------------------------------------

Increase in net assets                   2,748,516       4,125,974      1,391,409        148,074       410,460     3,856,628
Net assets at beginning of period                0               0              0              0             0             0
                                      --------------------------------------------------------------------------------------
Net assets at end of period           $  2,748,516   $   4,125,974   $  1,391,409   $    148,074   $   410,460   $ 3,856,628
                                      ======================================================================================

ANALYSIS OF INCREASE
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                             51,445         189,858         39,059         11,409        15,578        80,691
     Units redeemed                           (445)        (16,164)          (194)        (2,852)          (26)       (1,669)
     Units transferred                      17,173          52,428          5,317            250         6,121        18,707
                                      --------------------------------------------------------------------------------------
Increase in units outstanding               68,173         226,122         44,182          8,807        21,673        97,729
Beginning units                                  0               0              0              0             0             0
                                      --------------------------------------------------------------------------------------
Ending units                                68,173         226,122         44,182          8,807        21,673        97,729
                                      ======================================================================================
Series with enhanced death benefit:

     Units sold                             10,635          11,866          3,916          1,515         6,802         8,910
     Units redeemed                            (16)           (973)           (20)            (4)          (18)          (42)
     Units transferred                       2,146          32,273          3,020              4         1,665        12,238
                                      --------------------------------------------------------------------------------------
Increase in units outstanding               12,765          43,166          6,916          1,515         8,449        21,106
Beginning units                                  0               0              0              0             0             0
                                      --------------------------------------------------------------------------------------
Ending units                                12,765          43,166          6,916          1,515         8,449        21,106
                                      ======================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                             Asset       Blue Chip           Cash      Corporate           Davis     "Dogs" of
                                        Allocation          Growth     Management           Bond   Venture Value   Wall Street
                                         Portfolio       Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                      ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $     17,026   $        (839)  $     24,445   $     25,755   $     388,889   $     2,588
     Net realized gains (losses)
       from securities transactions            (34)           (273)       (22,881)        (9,174)         (9,499)         (340)
     Change in net unrealized
       appreciation (depreciation)
       of investments                          963           2,315          1,621        (18,311)        (92,511)       15,230
                                      ----------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations               17,955           1,203          3,185         (1,730)        286,879        17,478
                                      ----------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                             669,767         150,177      9,753,157      1,118,111       6,156,501       316,805
        Cost of units redeemed              (5,850)           (221)      (452,333)      (224,520)       (215,432)      (37,949)
        Net transfers                      123,048          39,154       (593,708)       225,192         588,387        23,830
                                      ----------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                786,965         189,110      8,707,116      1,118,783       6,529,456       302,686
                                      ----------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                             162,260          48,925        291,445        237,749         886,964        41,031
        Cost of units redeemed                   0            (532)        (3,955)       (14,594)           (955)            0
        Net transfers                       93,961          52,502        180,034         31,869          25,239         4,178
                                      ----------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                256,221         100,895        467,524        255,024         911,248        45,209
                                      ----------------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                1,043,186         290,005      9,174,640      1,373,807       7,440,704       347,895
                                      ----------------------------------------------------------------------------------------

Increase in net assets                   1,061,141         291,208      9,177,825      1,372,077       7,727,583       365,373
Net assets at beginning of period                0               0              0              0               0             0
                                      ----------------------------------------------------------------------------------------
Net assets at end of period           $  1,061,141   $     291,208   $  9,177,825   $  1,372,077   $   7,727,583   $   365,373
                                      ========================================================================================

ANALYSIS OF INCREASE
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                             36,498          22,365        746,937         79,962         244,715        34,523
     Units redeemed                           (321)            (33)       (34,638)       (16,002)         (8,859)       (4,196)
     Units transferred                       6,703           5,965        (45,366)        16,055          23,036         2,593
                                      ----------------------------------------------------------------------------------------
Increase in units outstanding               42,880          28,297        666,933         80,015         258,892        32,920
Beginning units                                  0               0              0              0               0             0
                                      ----------------------------------------------------------------------------------------
Ending units                                42,880          28,297        666,933         80,015         258,892        32,920
                                      ========================================================================================
Series with enhanced death benefit:

     Units sold                              8,891           7,416         22,339         16,957          35,002         4,304
     Units redeemed                              0             (79)          (303)        (1,025)            (37)            0
     Units transferred                       5,255           7,830         13,775          2,274           1,058           444
                                      ----------------------------------------------------------------------------------------
Increase in units outstanding               14,146          15,167         35,811         18,206          36,023         4,748
Beginning units                                  0               0              0              0               0             0
                                      ----------------------------------------------------------------------------------------
Ending units                                14,146          15,167         35,811         18,206          36,023         4,748
                                      ========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                                                                         Goldman
                                         Federated          Global         Global          Sachs         Growth-          Growth
                                             Value            Bond       Equities       Research          Income   Opportunities
                                         Portfolio       Portfolio      Portfolio      Portfolio       Portfolio       Portfolio
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $     10,829   $      10,495   $     19,630   $       (948)  $      59,992   $        (532)
     Net realized gains (losses)
       from securities transactions         (1,958)           (641)        (2,700)           (82)        (18,561)            177
     Change in net unrealized
       appreciation (depreciation)
       of investments                       31,486         (10,641)          (399)           277         (23,543)          5,567
                                      ------------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations               40,357            (787)        16,531           (753)         17,888           5,212
                                      ------------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                             518,300         310,334        341,711        257,638       2,176,043         129,830
        Cost of units redeemed             (46,633)        (15,843)        (1,125)             0         (30,620)         (1,156)
        Net transfers                      254,631         154,452         15,730         (7,126)        376,428           8,540
                                      ------------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                726,298         448,943        356,316        250,512       2,521,851         137,214
                                      ------------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                             194,038          22,452         17,773         39,882         269,471          18,386
        Cost of units redeemed                (592)              0            (27)          (291)         (1,064)           (481)
        Net transfers                      421,891           9,107          1,463         24,920         311,436          47,470
                                      ------------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                615,337          31,559         19,209         64,511         579,843          65,375
                                      ------------------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                1,341,635         480,502        375,525        315,023       3,101,694         202,589
                                      ------------------------------------------------------------------------------------------

Increase in net assets                   1,381,992         479,715        392,056        314,270       3,119,582         207,801
Net assets at beginning of period                0               0              0              0               0               0
                                      ------------------------------------------------------------------------------------------
Net assets at end of period           $  1,381,992   $     479,715   $    392,056   $    314,270   $   3,119,582   $     207,801
                                      ==========================================================================================

ANALYSIS OF INCREASE
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                             32,921          19,771         20,210         35,666          81,755          23,142
     Units redeemed                         (3,059)           (995)           (66)             0          (1,215)           (212)
     Units transferred                      16,111           9,848          1,193           (964)         14,107           1,567
                                      ------------------------------------------------------------------------------------------
Increase in units outstanding               45,973          28,624         21,337         34,702          94,647          24,497
Beginning units                                  0               0              0              0               0               0
                                      ------------------------------------------------------------------------------------------
Ending units                                45,973          28,624         21,337         34,702          94,647          24,497
                                      ==========================================================================================
Series with enhanced death benefit:

     Units sold                             12,160           1,427          1,020          5,721          10,063           3,179
     Units redeemed                            (36)              0             (2)           (41)            (40)            (83)
     Units transferred                      26,279             580             88          3,447          11,738           8,174
                                      ------------------------------------------------------------------------------------------
Increase in units outstanding               38,403           2,007          1,106          9,127          21,761          11,270
Beginning units                                  0               0              0              0               0               0
                                      ------------------------------------------------------------------------------------------
Ending units                                38,403           2,007          1,106          9,127          21,761          11,270
                                      ==========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                                     International   International           MFS             MFS
                                        High-Yield     Diversified      Growth and    Growth and         Mid-Cap          Putnam
                                              Bond        Equities          Income        Income          Growth          Growth
                                         Portfolio       Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $     12,097   $      13,520   $      19,619   $    26,517   $      87,071   $       3,379
     Net realized gains (losses)
       from securities transactions           (159)         (6,164)         (6,614)       (2,328)         (3,175)         (3,789)
     Change in net unrealized
       appreciation (depreciation)
       of investments                       (9,586)         10,376          13,872        (8,401)         10,187           2,571
                                      ------------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations                2,352          17,732          26,877        15,788          94,083           2,161
                                      ------------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                             218,941         439,580         762,351       820,627       1,161,718         359,866
        Cost of units redeemed              (3,773)         (2,734)         (2,459)      (23,482)           (498)         (2,509)
        Net transfers                       73,285          33,288          19,580        65,941          84,930          83,254
                                      ------------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                288,453         470,134         779,472       863,086       1,246,150         440,611
                                      ------------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                              37,804          55,447          28,757        86,954         162,665          12,380
        Cost of units redeemed                 (99)              0             (27)         (205)            (51)           (482)
        Net transfers                       24,257           1,416          12,154        11,348           4,084          44,837
                                      ------------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                 61,962          56,863          40,884        98,097         166,698          56,735
                                      ------------------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions                  350,415         526,997         820,356       961,183       1,412,848         497,346
                                      ------------------------------------------------------------------------------------------

Increase in net assets                     352,767         544,729         847,233       976,971       1,506,931         499,507
Net assets at beginning of period                0               0               0             0               0               0
                                      ------------------------------------------------------------------------------------------
Net assets at end of period           $    352,767   $     544,729   $     847,233   $   976,971   $   1,506,931   $     499,507
                                      ==========================================================================================

ANALYSIS OF INCREASE
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                             17,538          42,307          73,355        43,331          91,924          18,998
     Units redeemed                           (304)           (267)           (233)       (1,277)            (40)           (136)
     Units transferred                       5,962           5,608           1,966         3,505           7,144           4,383
                                      ------------------------------------------------------------------------------------------
Increase in units outstanding               23,196          47,648          75,088        45,559          99,028          23,245
Beginning units                                  0               0               0             0               0               0
                                      ------------------------------------------------------------------------------------------
Ending units                                23,196          47,648          75,088        45,559          99,028          23,245
                                      ==========================================================================================
Series with enhanced death benefit:

     Units sold                              3,069           5,490           2,562         4,693          13,033             632
     Units redeemed                             (8)              0              (3)          (11)             (4)            (25)
     Units transferred                       1,954             140           1,161           600             349           2,343
                                      ------------------------------------------------------------------------------------------
Increase in units outstanding                5,015           5,630           3,720         5,282          13,378           2,950
Beginning units                                  0               0               0             0               0               0
                                      ------------------------------------------------------------------------------------------
Ending units                                 5,015           5,630           3,720         5,282          13,378           2,950
                                      ==========================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class B)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
               FROM JULY 9, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (continued)

                                       SunAmerica                  Telecom     Worldwide                Emerging
                                         Balanced   Technology     Utility   High Income    Comstock      Growth        Class B
                                        Portfolio    Portfolio   Portfolio     Portfolio   Portfolio   Portfolio          TOTAL
                                      -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)     $    26,782   $     (876)  $   4,346   $     2,215   $      (7)  $      (1)  $  1,123,782
     Net realized gains (losses)
       from securities transactions        (6,747)         215      (3,819)          (50)          0           0       (143,151)
     Change in net unrealized
       appreciation (depreciation)
       of investments                     (11,292)       4,329      (7,490)       (1,407)        512         (83)       (54,570)
                                      -----------------------------------------------------------------------------------------
     Increase (decrease) in net
       assets from operations               8,743        3,668      (6,963)          758         505         (84)       926,061
                                      -----------------------------------------------------------------------------------------

From capital transactions without
 enhanced death benefit:

        Net proceeds from units
          sold                          1,108,805      159,071     277,281        20,672      36,701      11,950     35,715,440
        Cost of units redeemed            (45,932)         (25)    (38,984)       (1,217)          0           0     (1,509,726)
        Net transfers                     542,050       28,350      68,810         5,912           0           0      4,397,526
                                      -----------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions             1,604,923      187,396     307,107        25,367      36,701      11,950     38,603,240
                                      -----------------------------------------------------------------------------------------

From capital transactions with
 enhanced death benefit:

        Net proceeds from units
          sold                             41,448       66,406      22,261         6,865           0           0      3,767,424
        Cost of units redeemed            (14,869)        (533)          0             0           0           0        (56,645)
        Net transfers                      20,359       44,837      11,752             0           0           0      2,438,339
                                      -----------------------------------------------------------------------------------------
     Increase in net assets from
       capital transactions                46,938      110,710      34,013         6,865           0           0      6,149,118
                                      -----------------------------------------------------------------------------------------
Total increase in net assets from
     capital transactions               1,651,861      298,106     341,120        32,232      36,701      11,950     44,752,358
                                      -----------------------------------------------------------------------------------------

Increase in net assets                  1,660,604      301,774     334,157        32,990      37,206      11,866     45,678,419
Net assets at beginning of period               0            0           0             0           0           0              0
                                      -----------------------------------------------------------------------------------------
Net assets at end of period           $ 1,660,604   $  301,774   $ 334,157   $    32,990   $  37,206   $  11,866   $ 45,678,419
                                      =========================================================================================

ANALYSIS OF INCREASE
        IN UNITS OUTSTANDING:
Series without enhanced death
 benefit:

     Units sold                            74,380       45,823      23,626         1,472       3,643       1,143
     Units redeemed                        (3,165)          (8)     (3,281)          (85)          0           0
     Units transferred                     36,212        8,645       5,905           421           0           0
                                      --------------------------------------------------------------------------
Increase in units outstanding             107,427       54,460      26,250         1,808       3,643       1,143
Beginning units                                 0            0           0             0           0           0
                                      --------------------------------------------------------------------------
Ending units                              107,427       54,460      26,250         1,808       3,643       1,143
                                      ==========================================================================
Series with enhanced death benefit:

     Units sold                             2,847       20,419       1,856           500           0           0
     Units redeemed                          (967)        (153)          0             0           0           0
     Units transferred                      1,361       12,707         930             0           0           0
                                      --------------------------------------------------------------------------
Increase in units outstanding               3,241       32,973       2,786           500           0           0
Beginning units                                 0            0           0             0           0           0
                                      --------------------------------------------------------------------------
Ending units                                3,241       32,973       2,786           500           0           0
                                      ===========================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000

                                                     Government
                                          Capital           and                  Natural    Aggressive       Alliance         Asset
                                     Appreciation  Quality Bond       Growth   Resources        Growth         Growth    Allocation
                                        Portfolio     Portfolio    Portfolio   Portfolio     Portfolio      Portfolio     Portfolio
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  9,241,143  $  1,010,020  $ 4,692,184  $  (20,723) $  3,306,445  $  20,070,567  $  1,126,871
     Net realized gains (losses)
       from securities transactions     1,820,806      (141,182)   1,378,089     191,319     1,140,443      4,540,442      (126,850)
     Change in net unrealized
       appreciation (depreciation)
       of investments                 (20,646,721)    1,987,677   (8,471,995)    261,138   (13,453,662)   (62,886,970)   (1,652,622)
                                     ----------------------------------------------------------------------------------------------

         Increase (decrease) in net
           assets from operations      (9,584,772)    2,856,515   (2,401,722)    431,734    (9,006,774)   (38,275,961)     (652,601)
                                     ----------------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold      32,798,545     5,424,341   12,852,156     429,400    12,350,495     38,743,065     4,410,394
     Cost of units redeemed            (9,756,267)   (3,359,882)  (4,046,200)   (176,387)   (4,835,272)   (15,846,000)   (3,409,194)
     Net transfers                     (5,556,847)    5,919,297    5,944,280     955,284    14,309,863      7,734,833    (2,205,395)
                                     ----------------------------------------------------------------------------------------------

         Increase (decrease) in net
           assets from capital
           transactions                17,485,431     7,983,756   14,750,236   1,208,297    21,825,086     30,631,898    (1,204,195)
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets       7,900,659    10,840,271   12,348,514   1,640,031    12,818,312     (7,644,063)   (1,856,796)
Net assets at beginning of period      81,430,137    24,099,152   36,481,964   2,409,044    24,977,207    149,430,393    33,952,707
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $ 89,330,796  $ 34,939,423  $48,830,478  $4,049,075  $ 37,795,519  $ 141,786,330  $ 32,095,911
                                     ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                           724,216       395,946      380,553      33,339       491,238        816,966       220,932
     Units redeemed                      (219,226)     (244,141)    (120,686)    (13,222)     (203,905)      (340,086)     (171,884)
     Units transferred                   (120,053)      433,316      157,711      62,511       548,087        127,546      (112,523)
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in units
  outstanding                             384,937       585,121      417,578      82,628       835,420        604,426       (63,475)
Beginning units                         1,886,515     1,815,032    1,118,706     192,519     1,027,840      3,077,398     1,713,807
                                     ----------------------------------------------------------------------------------------------

Ending units                            2,271,452     2,400,153    1,536,284     275,147     1,863,260      3,681,824     1,650,332
                                     ==============================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                             Cash     Corporate  Davis Venture    "Dogs" of    Federated       Global        Global
                                       Management          Bond          Value  Wall Street        Value         Bond      Equities
                                        Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)    $  4,620,116  $    700,010  $     (45,739) $   134,822  $   554,942  $   293,061   $ 2,086,819
     Net realized gains (losses)
       from securities transactions      (575,420)     (128,830)     6,830,402     (865,682)      42,308      (43,205)     (397,852)
     Change in net unrealized
       appreciation (depreciation)
       of investments                     342,669      (111,665)     1,128,242      372,588     (557,695)     173,749    (3,651,295)
                                     ----------------------------------------------------------------------------------------------

         Increase (decrease) in net
           assets from operations       4,387,365       459,515      7,912,905     (358,272)      39,555      423,605    (1,962,328)
                                     ----------------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold      82,962,793     1,979,999     24,087,277      832,005    3,210,211      992,377    10,322,216
     Cost of units redeemed           (15,055,250)   (1,372,576)   (12,190,513)    (683,228)  (1,725,489)    (663,784)   (3,226,133)
     Net transfers                     77,170,301    (1,319,866)     8,219,353   (3,319,224)     429,771       92,702   (14,845,873)
                                     ----------------------------------------------------------------------------------------------

         Increase (decrease) in net
           assets from capital
           transactions               145,077,844      (712,443)    20,116,117   (3,170,447)   1,914,493      421,295    (7,749,790)
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets     149,465,209      (252,928)    28,029,022   (3,528,719)   1,954,048      844,900    (9,712,118)
Net assets at beginning of period      59,230,861    14,297,885    106,123,442   10,078,850   17,816,349    5,512,327    41,624,592
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $208,696,070  $ 14,044,957  $ 134,152,464  $ 6,550,131  $19,770,397  $ 6,357,227  $ 31,912,474
                                     ==============================================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                         6,598,322       153,613        817,144      101,482      195,646       68,834       402,276
     Units redeemed                    (1,206,066)     (106,795)      (415,204)     (82,805)    (104,817)     (46,050)     (125,353)
     Units transferred                  6,087,698      (102,841)       255,786     (421,906)      15,128        5,334      (368,838)
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in units
  outstanding                          11,479,954       (56,023)       657,726     (403,229)     105,957       28,118       (91,915)
Beginning units                         4,829,410     1,120,278      3,806,242    1,121,165    1,055,045      391,261     1,566,813
                                     ----------------------------------------------------------------------------------------------

Ending units                           16,309,364     1,064,255      4,463,968      717,936    1,161,002      419,379     1,474,898
                                     ==============================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                    (Class A)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)


                                                           International
                                   Growth-    High-Yield     Diversified    SunAmerica       Telecom     Worldwide
                                    Income          Bond        Equities      Balanced       Utility   High Income         Class A
                                 Portfolio     Portfolio       Portfolio     Portfolio     Portfolio     Portfolio           TOTAL
                              ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
     Net investment income
       (loss)                 $  5,373,705  $  1,580,608   $   4,334,867   $    95,780   $   285,316   $   542,396  $   59,983,210
     Net realized gains
       (losses) from
       securities
       transactions              3,945,257    (1,184,259)      4,258,102       933,244        57,700      (205,814)     21,469,018
     Change in net
       unrealized
       appreciation
       (depreciation)
       of investments          (23,734,502)   (2,200,406)     (1,755,432)   (7,096,649)   (1,452,240)     (577,738)   (143,983,529)
                              ----------------------------------------------------------------------------------------------------

         Increase (decrease)
           in net assets
           from operations     (14,415,540)   (1,804,057)      6,837,537    (6,067,625)   (1,109,224)     (241,156)    (62,531,301)
                              ----------------------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units
       sold                     26,918,728     3,185,014      13,298,115    13,817,044     2,360,670       900,313     291,875,158
     Cost of units redeemed    (10,660,463)   (2,210,048)     (3,894,351)   (4,980,052)   (1,053,521)     (659,979)    (99,804,589)
     Net transfers               8,475,622    (1,164,486)    (38,893,582)      (55,484)   (1,858,653)     (399,432)     59,632,464
                              ----------------------------------------------------------------------------------------------------

         Increase (decrease)
           in net assets
           from capital
           transactions         24,733,887      (189,520)    (29,489,818)    8,781,508      (551,504)     (159,098)    251,703,033
                              ----------------------------------------------------------------------------------------------------

Increase (decrease) in net
  assets                        10,318,347    (1,993,577)    (22,652,281)    2,713,883    (1,660,728)     (400,254)    189,171,732
Net assets at beginning of
  period                       118,259,016    17,271,309      52,876,541    49,070,725    12,110,613     5,487,679     862,540,793
                              ----------------------------------------------------------------------------------------------------
Net assets at end of period   $128,577,363  $ 15,277,732   $  30,224,260   $51,784,608   $10,449,885   $ 5,087,425  $1,051,712,525
                              ====================================================================================================

ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
     Units sold                    753,307       214,772         910,769       712,687       161,558        57,071
     Units redeemed               (300,778)     (151,123)       (259,126)     (257,626)      (71,497)      (42,262)
     Units transferred             220,382       (74,301)     (1,549,002)        1,924      (119,875)      (25,369)
                              ------------------------------------------------------------------------------------

Increase (decrease) in units
  outstanding                      672,911       (10,652)       (897,359)      456,985       (29,814)      (10,560)
Beginning units                  3,293,412     1,161,206       3,129,678     2,491,907       801,759       349,619
                              ------------------------------------------------------------------------------------

Ending units                     3,966,323     1,150,554       2,232,319     2,948,892       771,945       339,059
                              ====================================================================================

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Variable Annuity Account Four of AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company") that holds the assets related to the Company's Advisor Variable Annuity. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's wholly owned or affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of twenty-eight Class A variable portfolios and thirty Class B variable portfolios (the "Variable Accounts"). The Class B portfolios were offered starting July 9, 2001. Each of the Variable Accounts is invested solely in the shares of (1) one of the four Class A or B currently available investment portfolios of Anchor Series Trust (the "Anchor Trust"), (2) one of the twenty-four Class A or B currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust") or (3) one of the two currently available Class B investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"). The Anchor Trust, the SunAmerica Trust, and the Van Kampen Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have investments allocated to two guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-one Variable Accounts and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The inception dates of the Class A and B funds in the Variable Annuity Account Four are the following: December 10, 2001 for Van Kampen LIT Comstock and Van Kampen LIT Emerging Growth Portfolios, January 24, 2001 for the Blue Chip Growth Portfolio; January 9, 2001 for the Goldman Sachs Research and Technology Portfolios; January 5, 2001 for the International Growth & Income Portfolio; January 4, 2001 for the Growth Opportunities and Putnam Growth Portfolios; January 3, 2001 for the MFS Growth & Income Portfolios; January 2, 2001 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; September 23, 1996 for the Corporate Bond and High Yield Bond Portfolios; September 16, 1996 for the Asset Allocation, Federated Value, Government and Quality Bond, SunAmerica Balanced, and Telecom Utility Portfolios; September 12, 1996 for the Alliance Growth, Growth, International Diversified Equities, and Natural Resources Portfolios; September 6, 1996 for the Growth-Income Portfolio; September 5, 1996 for the Cash Management Portfolio; September 4, 1996 for the Global Bond Portfolio; August 29, 1996 for the Aggressive Growth Portfolio; August 27, 1996 for the Capital Appreciation, Davis Venture Value, Global Equities, and Worldwide High Income Portfolios.

      The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

      The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

      The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

      The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

      The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio, using a value approach, invests

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% of the portfolio is related to natural resources, such as energy, metals, mining and forest products.

      Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      The investment objectives and policies of the twenty-four portfolios of the SunAmerica Trust are summarized below:

      The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

      The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

      The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

      The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

      The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

      The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

      The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

      The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

      The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

      The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

      The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

      The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

      The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

      The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

      The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

      The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

      The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

      The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

      The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

      The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

      The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

      The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

      The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      The investment objectives and policies of the two portfolios of the Van Kampen Trust are summarized below:

      The VAN KAMPEN LIT COMSTOCK PORTFOLIO seeks capital growth and income. This portfolio invests primarily in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

      The VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO seeks capital appreciation. Under normal market conditions, this portfolio invests at least 65% of its total assets in common stocks of emerging growth companies.

      The Van Kampen Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

      Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

      Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.    CHARGES AND DEDUCTIONS

      There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    CHARGES AND DEDUCTIONS (continued)

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

      MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      The Enhanced Death benefit if elected may increase the death benefit amount. Choice of this benefit results in a 0.25% increase in the Mortality and Expense Risk Charge. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced death benefit, respectively.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    INVESTMENT IN THE TRUSTS


      The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2001 consist of the following:

                                                       Cost of Shares      Proceeds from
      Variable Accounts  (Class A)                           Acquired        Shares Sold
      ----------------------------                    ----------------------------------
      ANCHOR TRUST:
      Capital Appreciation Portfolio                  $   741,970,466    $   720,708,716
      Government and Quality Bond Portfolio                33,181,333         23,797,480
      Growth Portfolio                                     21,587,755         12,365,274
      Natural Resources Portfolio                           4,105,889          3,465,142

      SUNAMERICA TRUST:
      Aggressive Growth Portfolio                     $   328,165,651    $   324,248,358
      Alliance Growth Portfolio                            60,206,777         54,944,369
      Asset Allocation Portfolio                            8,105,199          5,733,522
      Blue Chip Growth Portfolio                            4,471,803          3,820,551
      Cash Management Portfolio                         6,004,221,861      6,009,532,505
      Corporate Bond Portfolio                             10,187,214          5,998,142
      Davis Venture Value Portfolio                        55,605,607         33,154,618
      "Dogs" of Wall Street Portfolio                       2,867,733          1,988,350
      Federated Value Portfolio                            11,344,794          7,001,389
      Global Bond Portfolio                                 3,719,557          3,096,777
      Global Equities Portfolio                           959,541,358        959,941,237
      Goldman Sachs Research Portfolio                      1,898,901            121,851
      Growth-Income Portfolio                              25,258,040         25,589,852
      Growth Opportunities Portfolio                          625,962            255,911
      High-Yield Bond Portfolio                            28,074,217         25,488,808
      International Diversified Equities Portfolio      3,073,773,930      3,073,144,605
      International Growth and Income Portfolio           888,563,575        886,182,600
      MFS Growth and Income Portfolio                       5,189,595            755,239
      MFS Mid-Cap Growth Portfolio                        141,178,277        133,996,708
      Putnam Growth Portfolio                              10,038,121          8,075,999
      SunAmerica Balanced Portfolio                         8,570,988          6,112,036
      Technology Portfolio                                  2,452,543            724,157
      Telecom Utility Portfolio                             2,935,923          3,007,084
      Worldwide High Income Portfolio                       1,654,824          1,609,088

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    INVESTMENT IN THE TRUSTS (continued)

                                                       Cost of Shares      Proceeds from
      Variable Accounts  (Class B)                           Acquired        Shares Sold
      ----------------------------                    ----------------------------------
      ANCHOR TRUST:
      Capital Appreciation Portfolio                  $     3,248,453    $       519,093
      Government and Quality Bond Portfolio                 4,627,394            475,362
      Growth Portfolio                                      1,597,695            176,008
      Natural Resources Portfolio                          227,086                90,667

      SUNAMERICA TRUST:
      Aggressive Growth Portfolio                     $       679,766    $       247,122
      Alliance Growth Portfolio                             3,948,108            124,422
      Asset Allocation Portfolio                            1,061,690              1,478
      Blue Chip Growth Portfolio                              300,272             11,106
      Cash Management Portfolio                            19,351,366         10,152,281
      Corporate Bond Portfolio                              1,654,039            254,477
      Davis Venture Value Portfolio                         8,002,949            173,356
      "Dogs" of Wall Street Portfolio                         388,706             38,223
      Federated Value Portfolio                             1,400,078             47,614
      Global Bond Portfolio                                   509,739             18,742
      Global Equities Portfolio                             1,021,261            626,106
      Goldman Sachs Research Portfolio                        346,896             32,821
      Growth-Income Portfolio                               3,428,084            266,398
      Growth Opportunities Portfolio                          212,325             10,268
      High-Yield Bond Portfolio                               378,513             16,001
      International Diversified Equities Portfolio          9,220,765          8,680,248
      International Growth & Income Portfolio               1,650,783            810,808
      MFS Growth & Income Portfolio                         1,019,206             31,506
      MFS Mid-Cap Growth Portfolio                          1,604,541            104,622
      Putnam Growth Portfolio                                 756,693            255,968
      SunAmerica Balanced Portfolio                         1,790,643            112,000
      Technology Portfolio                                    308,732             11,502
      Telecom Utility Portfolio                               423,636             78,170
      Worldwide High Income Portfolio                          35,137                690

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    INVESTMENT IN THE TRUSTS (continued)

                                                       Cost of Shares      Proceeds from
      Variable Accounts  (Class B)                           Acquired        Shares Sold
      ----------------------------                    ----------------------------------
      VAN KAMPEN TRUST:
      Comstock Portfolio                              $        36,701    $             7
      Emerging Growth Portfolio                                11,949                  0


4.    FEDERAL INCOME TAXES

      The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

A summary of unit values and units outstanding for the Class A and B variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the periods ended December 31, 2001, follows:

Variable Accounts (Class A)

Variable Accounts (Class A)                                                    Ratio of           Ratio of
---------------------------                    Net Assets                    expenses to         investment          Total
                                ---------------------------------------   average net assets     income to           Return
                                      Unit Value                                Lowest            average          Lowest to
          Units                  Lowest to Highest($)    Total Value($)     to Highest(1)      net assets(3)       Highest(4)
-----------------------------   ---------------------    --------------   ------------------   -------------   ------------------
Capital Appreciation Portfolio
                  2,298,644        33.77 to 33.86         77,836,364      1.52% to 1.77%           0.23%       -14.14% to -13.91%

Government and Quality
     Bond Portfolio
                  2,922,739        15.29 to 15.33         44,802,958      1.52% to 1.77%           4.86%           5.05% to 5.31%

Growth Portfolio
                  1,636,856        27.14 to 27.21         44,535,735      1.52% to 1.77%           0.15%       -14.60% to -14.40%

Natural Resources Portfolio
                    292,249        14.29 to 14.33          4,189,420      1.52% to 1.77%           0.40%         -2.83% to -2.58%

Aggressive Growth Portfolio
                  1,552,053        13.62 to 13.65         21,189,461      1.52% to 1.77%           0.51%       -32.85% to -32.71%

Alliance Growth Portfolio
                  3,492,988        32.54 to 32.62        113,942,816      1.52% to 1.77%           0.00%       -15.50% to -15.29%

Asset Allocation Portfolio
                  1,704,129        18.58 to 18.61         31,720,512      1.52% to 1.77%           3.32%         -4.45% to -4.29%

Blue Chip Growth Portfolio
                     99,649          6.67 to 6.69            667,152      1.52% to 1.77%           0.15%       -22.11% to -21.91%

Cash Management Portfolio
                 15,542,980        13.03 to 13.06        203,021,245      1.52% to 1.77%           3.48%         -0.34% to -0.22%(2)

Corporate Bond Portfolio
                  1,311,993        13.93 to 13.97         18,330,668      1.52% to 1.77%           6.05%           5.63% to 5.93%

Davis Venture Value Portfolio
                  4,562,437        26.18 to 26.25        119,738,566      1.52% to 1.77%           0.49%       -12.90% to -12.67%

"Dogs" of Wall Street Portfolio
                    801,118          9.67 to 9.69          7,764,938      1.52% to 1.77%           2.24%           5.98% to 6.24%

Federated Value Portfolio
                  1,385,639        16.33 to 16.38         22,697,145      1.52% to 1.77%           1.35%         -4.08% to -3.81%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

Variable Accounts (Class A)                                                     Ratio of         Ratio of
---------------------------                  Net Assets                        expenses to       investment            Total
                                --------------------------------------      average net assets   income to            Return
                                      Unit Value                                  Lowest          average            Lowest to
          Units                  Lowest to Highest($)    Total Value($)       to Highest(1)    net assets(3)        Highest(4)
-----------------------------   ---------------------    --------------     -----------------  --------------  -------------------

Global Bond Portfolio
                    426,986       15.64 to 15.68            6,694,239        1.52% to 1.77%     9.02%                3.17% to 3.43%

Global Equities Portfolio
                  1,343,928       17.42 to 17.47           23,471,176        1.52% to 1.77%     0.10%            -19.53% to -19.31%

Goldman Sachs Research
    Portfolio
                    211,955         7.15 to 7.17            1,519,774        1.52% to 1.77%     0.00%            -26.51% to -26.32%

Growth-Income Portfolio
                  3,764,146       26.78 to 26.85          101,054,532        1.52% to 1.77%     0.73%            -17.38% to -17.18%

Growth Opportunities Portfolio
                     58,666         5.80 to 5.81              340,833        1.52% to 1.77%     0.01%            -34.33% to -34.23%

High-Yield Bond Portfolio
                  1,219,078       12.49 to 12.51           15,249,056        1.52% to 1.77%    12.10%              -5.94% to -5.78%

International Diversified
   Equities Portfolio
                  2,972,384       10.16 to 10.20           30,302,991        1.52% to 1.77%     0.00%            -25.36% to -25.11%

International Growth & Income
    Portfolio
                    553,704       10.71 to 10.74            5,949,244        1.52% to 1.77%     0.75%            -23.60% to -23.39%

MFS Growth & Income Portfolio
                    211,535       19.16 to 19.20            4,061,461        1.52% to 1.77%     0.95%            -17.50% to -17.31%

MFS Mid-Cap Growth Portfolio
                    361,427       13.38 to 13.42            4,841,098        1.52% to 1.77%     0.00%            -23.98% to -23.78%

Putnam Growth Portfolio
                     89,684       19.05 to 19.10            1,711,332        1.52% to 1.77%     0.00%            -25.46% to -25.27%

SunAmerica Balanced Portfolio
                  2,990,225       14.99 to 15.02           44,918,248        1.52% to 1.77%     2.10%            -14.65% to -14.45%

Technology Portfolio
                    460,470         3.44 to 3.45            1,589,148        1.52% to 1.77%     0.00%            -48.54% to -48.41%

Telecom Utility Portfolio
                    741,721       11.48 to 11.50            8,531,764        1.52% to 1.77%     3.29%             -15.21 to -15.02%

Worldwide High Income Portfolio
                    305,792       14.28 to 14.30            4,372,738        1.52% to 1.77%    12.68%              -4.84% to -4.70%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

Variable Accounts (Class B)                                                     Ratio of          Ratio of
---------------------------                  Net Assets                        expenses to        investment           Total
                                --------------------------------------      average net assets    income to            Return
                                      Unit Value                                  Lowest           average           Lowest to
          Units                  Lowest to Highest($)    Total Value($)       to Highest(1)     net assets(3)       Highest(4)(5)
-----------------------------   ---------------------    --------------     -----------------   --------------   -----------------
Capital Appreciation Portfolio
                     80,938      33.89 to 33.91           2,748,516          1.52% to 1.77%         0.11%           -4.20% to -4.15%

Government and Quality Bond
   Portfolio
                    269,288               15.32           4,125,974          1.52% to 1.77%         0.84%                      2.71%

Growth Portfolio
                     51,098      27.22 to 27.23           1,391,409          1.52% to 1.77%         0.08%           -2.67% to -2.61%

Natural Resources Portfolio
                     10,322      14.31 to 14.35             148,074          1.52% to 1.77%         0.08%           -2.34% to -2.05%

Aggressive Growth Portfolio
                     30,122      13.62 to 13.63             410,460          1.52% to 1.77%         0.32%         -14.71% to -14.67%

Alliance Growth Portfolio
                    118,835      32.40 to 32.46           3,856,628          1.52% to 1.77%         0.00%           -1.19% to -0.99%

Asset Allocation Portfolio
                     57,026               18.61           1,061,141          1.52% to 1.77%         2.52%                     -0.21%

Blue Chip Growth Portfolio
                     43,464                6.70             291,208          1.52% to 1.77%         0.02%                     -7.00%

Cash Management Portfolio
                    702,744               13.06           9,177,825          1.52% to 1.77%         1.33%        -0.42% to -0.34%(2)

Corporate Bond Portfolio
                     98,221      13.95 to 13.97           1,372,077          1.52% to 1.77%         4.97%             2.12% to 2.26%

Davis Venture Value
   Portfolio
                    294,915      26.17 to 26.21           7,727,583          1.52% to 1.77%         0.36%           -3.52% to -3.40%

"Dogs" of Wall Street
   Portfolio
                     37,668        9.68 to 9.70             365,373          1.52% to 1.77%         2.32%             3.24% to 3.48%

Federated Value Portfolio
                     84,376               16.38           1,381,992          1.52% to 1.77%         0.96%                     -2.96%

Global Bond Portfolio
                     30,631      15.65 to 15.66             479,715          1.52% to 1.77%         6.15%             1.21% to 1.30%


                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

Variable Accounts (Class B)                                                     Ratio of         Ratio of
---------------------------                  Net Assets                        expenses to       investment            Total
                                --------------------------------------      average net assets   income to            Return
                                      Unit Value                                  Lowest          average            Lowest to
          Units                  Lowest to Highest($)    Total Value($)       to Highest(1)    net assets(3)        Highest(4)(5)
-----------------------------   ---------------------    --------------     -----------------  --------------  -------------------
Global Equities Portfolio
                     22,443      17.45 to 17.48            392,056          1.52% to 1.77%          0.04%         -2.99% to -2.83%

Goldman Sachs Research
   Portfolio
                     43,829                7.17            314,270          1.52% to 1.77%          0.00%                  -11.50%

Growth-Income Portfolio
                    116,408      26.79 to 26.80          3,119,582          1.52% to 1.77%          0.60%         -7.22% to -7.19%

Growth Opportunities Portfolio
                     35,767        5.80 to 5.81            207,801          1.52% to 1.77%          0.01%         -7.21% to -7.07%

High-Yield Bond Portfolio
                     28,211      12.49 to 12.51            352,767          1.52% to 1.77%          9.28%         -5.14% to -5.06%

International Diversified
  Equities Portfolio
                     53,278      10.17 to 10.22            544,729          1.52% to 1.77%          0.00%         -8.60% to -8.17%

International Growth & Income
   Portfolio
                     78,808               10.75            847,233          1.52% to 1.77%          0.40%                   -5.50%

MFS Growth & Income Portfolio
                     50,841      19.20 to 19.22            976,971          1.52% to 1.77%          0.62%         -5.01% to -4.94%

MFS Mid-Cap Growth Portfolio
                    112,406      13.40 to 13.41          1,506,931          1.52% to 1.77%          0.00%       -12.03% to -11.95%

Putnam Growth Portfolio
                     26,195               19.07            499,507          1.52% to 1.77%          0.00%                   -9.49%

SunAmerica Balanced Portfolio
                    110,668               15.00          1,660,604          1.52% to 1.77%          1.62%                   -3.98%

Technology Portfolio
                     87,433                3.45            301,774          1.52% to 1.77%          0.00%                  -14.15%

Telecom Utility Portfolio
                     29,036      11.51 to 11.52            334,157          1.52% to 1.77%          4.01%       -10.43% to -10.36%

Worldwide High Income Portfolio
                      2,308      14.29 to 14.30             32,990          1.52% to 1.77%         13.04%         -1.40% to -1.31%

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

Variable Accounts (Class B)                                                      Ratio of        Ratio of
---------------------------                  Net Assets                        expenses to       investment            Total
                                --------------------------------------      average net assets   income to            Return
                                      Unit Value                                  Lowest          average            Lowest to
          Units                  Lowest to Highest($)    Total Value($)       to Highest(1)    net assets(3)       Highest(4)(5)
-----------------------------   ---------------------    --------------     -----------------  --------------      -------------

Comstock Portfolio
                      3,643           10.21                  37,206          1.52% to 1.77%           0.00%            1.07%(6)

Emerging Growth Portfolio
                      1,143           10.38                  11,866          1.52% to 1.77%           0.00%            0.24%(6)


(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5) For the period from the effective date of July 9, 2001 to December 31, 2001, unless noted.

(6)   For the period from the following effective dates to December 31, 2001:

      Comstock Portfolio                                12/10/01
      Emerging Growth Portfolio                         12/10/01

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

      Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                               Caption
-----------------------                               ---------
15.      Cover Page ...........................      Cover Page

16.      Table of Contents ....................      Table of Contents

17.      General Information and History.......      The Anchor Advisor
                                                     Variable Annuity(P);
                                                     Investment Options(P);
                                                     Other Information(P)

18.      Services .............................      Other Information(P)

19.      Purchase of Securities Being Offered .      Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract(P)

20.      Underwriters .........................      Distribution of Contracts

21.      Calculation of Performance Data ......      Performance Data

22.      Annuity Payments .....................      Income Options(P);
                                                     Annuity Unit Values;
                                                     Annuity Payments

23.      Financial Statement ..................      Financial Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C - OTHER INFORMATION
                           --------------------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

(a)      Financial Statements
         --------------------
         The following financial statements are included in Part B of the Registration Statement:

         Audited Consolidated Financial Statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999.


         Financial Statements of Variable Annuity Account Four at December 31, 2001, and for the years ended December 31, 2001 and 2000.


 (b)     Exhibits
         --------


         (1)  Resolutions Establishing Separate Account ..  *
         (2)  Custody Agreement ..........................  N/A
         (3)  (a) Form of Distribution Contract ..........  *
              (b) Form of Selling Agreement ..............  *
         (4)  Variable Annuity Contract ..................  *
         (5)  Application for Contract ...................  *
         (6)  Depositor - Corporate Documents
              (a) Certificate of Incorporation ...........  Filed Herewith
              (b) By-Laws.................................  Filed Herewith
         (7)  Reinsurance Contract .......................  N/A
         (8)  Form of Fund Participation Agreement .......  *
         (9)  Opinion of Counsel .........................  *
              Consent of Counsel..........................  *
         (10) Consent of Accountants......................  Filed Herewith
         (11) Financial Statements Omitted from Item 23 ..  None
         (12) Initial Capitalization Agreement ...........  N/A
         (13) Performance Computations ...................  N/A
         (14) Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant ......  Filed Herewith
         (15) Powers of Attorney..........................  ***
         (27) Financial Data Schedules ...................  N/A


 * Filed in Post-Effective Amendment Number 3 & 4 to this Registration Statement, File No. 33-86642 and 811-8874.

 ** Filed in Post-Effective Amendment Number 8 and 9 to this Registration Statement on April 21, 2000.

*** Filed in Post-Effective Amendment Number 9 and 10 to this Registration Statement on December 8, 2000.




Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Jay S. Wintrob               Chief Executive Officer, Director and President
James R. Belardi             Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary
J. Franklin Grey             Vice President
Edward P. Nolan*             Vice President
Gregory M. Outcalt           Senior Vice President
Maurice S. Hebert            Vice President and Controller
Scott H. Richland            Vice President
Stewart R. Polakov           Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Ron H. Tani                  Vice President
Mark A. Zaeske               Treasurer
Virginia N. Puzon            Assistant Secretary

------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
----------------------------------------------------------------------


         The Registrant is a separate account of Anchor National (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14, which is filed herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.


Item 27.  Number of Contract Owners
-----------------------------------

         As of March 1, 2002 the number of Contracts funded by Variable Annuity Account Four of Anchor National was 14,868 of which 3,813 were Qualified Contracts and 11,055 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------


         None.






Item 29.  Principal Underwriter
-------------------------------

         SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                       Position with Distributor
         ----                       -------------------------
         J. Steven Neamtz                   Director & President
         Robert M. Zakem                    Director, Executive Vice President,
                                            General Counsel & Assistant Secretary
         Peter A. Harbeck                   Director
         Debbie Potash-Turner               Controller
         James Nichols                      Vice President
         Christine A. Nixon                 Secretary
         Lawrence M. Goldman                Assistant Secretary
         Virginia N. Puzon                  Assistant Secretary

                      Net Distribution               Compensation on
  Name of               Discounts and                 Redemption or             Brokerage
Distributor              Commissions                  Annuitization             Commissions          Commissions*
-----------           ----------------               ----------------           -----------          ------------
SunAmerica Capital    None                             None                       None                  None
 Services, Inc.

----------------
*Distribution fee is paid by Anchor National Life Insurance Company.

SunAmerica Capital Services, Inc. also acts as the principal underwriter:

    - Variable Separate Account
    - Variable Annuity Account One
    - Presidential Variable Account One
    - FS Variable Separate Account
    - FS Variable Annuity Account One
    - Variable Annuity Account Five
    - Variable Annuity Account Seven
    - SunAmerica Income Funds
    - SunAmerica Equity Funds
    - SunAmerica Money Market Funds, Inc.
    - Style Select Series, Inc.
    - SunAmerica Strategic Investment Series, Inc.

Item 30.   Location of Accounts and Records
-------------------------------------------


         Anchor National, the Depositor for the
         Registrant, is located at 1 SunAmerica Center, Los Angeles,

         California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

         Not Applicable.

Item 32.  Undertakings
----------------------

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33. Representation
-----------------------

         A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

              1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

              2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

              3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

              4.  Obtain from each plan participant who purchases a
                  Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
                  (1) the restrictions on redemption imposed by
                  Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


     B. REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of April, 2002.


                           VARIABLE ANNUITY ACCOUNT FOUR
                                    (Registrant)

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)

                           By: /s/ JAY S. WINTROB
                              ------------------------------------------
                                   Jay S. Wintrob
                                   President and Chief Executive Officer

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                               (Depositor, on behalf of itself and Registrant)

                           By: /s/ JAY S. WINTROB
                              -------------------------------------------
                                    Jay S. Wintrob
                                    President and Chief Executive Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                  TITLE                            DATE
---------                  -----                            ----

JAMES R. BELARDI*            Senior Vice President          April 29, 2002
----------------------           and Director
James R. Belardi

MARC H. GAMSIN*              Senior Vice President          April 29, 2002
----------------------           and Director
Marc H. Gamsin

N. SCOTT GILLIS*             Senior Vice President          April 29, 2002
----------------------           and Director
N. Scott Gillis              (Principal Financial
                                   Officer)

JANA W. GREER*               Senior Vice President          April 29, 2002
----------------------          and Director
Jana W. Greer

MAURICE S. HEBERT*               Vice President             April 29, 2002
----------------------           and Controller
Maurice S. Hebert            (Principal Accounting
                                   Officer)


SIGNATURE                     TITLE                          DATE
---------                     -----                          ----
JAY S. WINTROB*                 Chief Executive Officer,     April 29, 2002
---------------------------       President and Director
Jay S. Wintrob


By: /s/ CHRISTINE A. NIXON    Attorney-In-Fact
   ------------------------
        Christine A. Nixon

Date:  April 29, 2002

                           EXHIBIT INDEX

Exhibit           Description
-------           -----------
(6)(a)            Articles of Incorporation
(6)(b)            By-Laws
(10)              Consent of Accountants
(14)              Diagram